Schedule of Investments (unaudited) July 31, 2021	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Netherlands — 0.1%
Climate Transition Capital(a)	40,590	$467,054

United Kingdom(a) — 0.3%
Baltic Classifieds Group PLC	227,784	696,564
Revolution Beauty Group Ltd.	347,548	816,425

		1,512,989

United States — 0.0%
Palantir Technologies, Inc., Class A(a)	4	87

Total Common Stocks — 0.4% (Cost: $1,774,010)		1,980,130

Preferred Securities

Preferred Stocks — 0.5%(b)(c)

United States — 0.5%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)	8,264	—
Series 8, (Acquired 08/31/15, Cost: $1,750,009)	823,530	8
Illumio Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)	466,730	2,567,015

		2,567,023

Total Preferred Securities — 0.5% (Cost: $3,250,010)		2,567,023

	Par (000)

U.S. Treasury Obligations
U.S. Treasury Notes, (3 mo.Treasury money market yield + 0.05%), 0.10%, 01/31/23(d)	$14,633	14,639,053

Total U.S. Treasury Obligations — 2.8% (Cost: $14,634,615)		14,639,053

Total Long-Term Investments — 3.7% (Cost: $19,658,635)		19,186,206

	Shares

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	22,644,942	22,644,942

Security	Par (000)	Value

U.S. Treasury Obligations — 74.4%
U.S. Treasury Bills(g)
0.04%, 08/05/21 - 12/16/21	$232,136	$232,127,558
0.05%, 08/24/21 - 11/02/21	52,586	52,583,982
0.03%, 10/05/21	7,410	7,409,368
0.14%, 11/04/21	5,120	5,119,332
0.11%, 12/02/21 - 12/30/21	14,446	14,443,298
0.06%, 12/23/21	1,060	1,059,779
U.S. Treasury Cash Management Bill, 0.05%, 10/26/21(g)	30,000	29,996,175

U.S. Treasury Notes
(3 mo.Treasury money market yield + 0.30%), 0.35%, 10/31/21(d)	13,000	13,009,718
(3 mo.Treasury money market yield + 0.15%), 0.20%, 01/31/22(d)	4,925	4,928,665
2.13%, 05/15/22	730	741,748
0.13%, 06/30/22	325	325,152
(3 mo.Treasury money market yield + 0.06%), 0.11%, 10/31/22(d)	20,000	20,009,624

		381,754,399

Total Short-Term Securities — 78.8% (Cost: $404,374,660)		404,399,341

Options Purchased — 0.2% (Cost: $890,787)		904,460

Total Investments Before Options Written — 82.7% (Cost: $424,924,082)		424,490,007

Options Written — (0.1)%

(Premiums Received: $(647,021))		(662,560)

Total Investments, Net of Options Written — 82.6% (Cost: $424,277,061)		423,827,447

Other Assets Less Liabilities — 17.4%		89,019,961

Net Assets — 100.0%		$512,847,408

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,567,023, representing 0.5% of its net assets as of period end, and an original cost of $3,250,010.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$18,454,009	$4,190,933	(a)	$—	$—	$—	$22,644,942	22,644,942	$272	$—

(a)	Represents net amount purchased (sold).

1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
CAC 40 Index	100	08/20/21	$7,841	$76,039
TOPIX Index	124	09/09/21	21,532	(528,483)
SPI 200 Index	50	09/16/21	6,696	28,777
DAX Index	27	09/17/21	12,450	32,916
FTSE 100 Index	215	09/17/21	20,819	52,822
FTSE/MIB Index	8	09/17/21	1,203	33,958
NASDAQ 100 E-Mini Index	20	09/17/21	5,982	198,800
S&P 500 E-Mini Index	227	09/17/21	49,821	1,376,950

				1,271,779

Short Contracts
Amsterdam Index	57	08/20/21	10,159	(190,931)
IBEX 35 Index	14	08/20/21	1,441	16,410
OMX Stockholm 30 Index	844	08/20/21	23,239	(286,371)
MSCI Singapore Index	512	08/30/21	13,636	(235,275)
S&P/TSE 60 Index	59	09/16/21	11,467	(73,563)

				(769,730)

				$502,049

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
S&P 500 Index	164	09/17/21	USD	4,250.00	USD	72,082	$904,460

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
S&P 500 Index	164	09/17/21	USD	4,150.00	USD	72,082	$(662,560)

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Swiss Market Index Future September 2021	CHF	(2,633,903)	HSBC Bank PLC	09/17/21	CHF 2,634	$(31,017)	$—	$(31,017)
Swiss Market Index Future September 2021	CHF	(2,641,697)	HSBC Bank PLC	09/17/21	CHF 2,642	(22,413)	—	(22,413)
Swiss Market Index Future September 2021	CHF	(4,457,422)	HSBC Bank PLC	09/17/21	CHF 4,457	(21,612)	—	(21,612)
Swiss Market Index Future September 2021	CHF	(6,361,171)	HSBC Bank PLC	09/17/21	CHF 6,361	(57,216)	—	(57,216)

						$(132,258)	$—	$(132,258)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

2	S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	02/15/23	$(1,245,420)	$63,875	(c)	$(1,435,976)	40.6%
	At Termination	Bank of America N.A.(d)	02/15/23	(140,696)	338,141	(e)	432,289	37.6
	At Termination	Deutsche Bank A.G.(f)	02/17/23	(2,079,503)	(948,245	)(g)	(2,392,294)	92.4
	At Termination	Goldman Sachs & Co.(h)	02/27/23 – 02/28/23	(2,326,666)	4,343,047	(i)	1,720,621	95.0
	At Termination	Goldman Sachs & Co.(j)	02/27/23 – 02/28/23	(799,091)	825,325	(k)	140,756	46.9
	At Termination	UBS AG(l)	08/07/22	469,754	285,132	(m)	685,134	23.3

					$4,907,275		$(849,470)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $254,431 of net dividends and financing fees.
(e)	Amount includes $(234,844) of net dividends and financing fees.
(g)	Amount includes $(635,454) of net dividends and financing fees.
(i)	Amount includes $295,760 of net dividends and financing fees.
(k)	Amount includes $(114,522) of net dividends and financing fees.
(m)	Amount includes $69,752 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

Range: Benchmarks:

(b)

0-800 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target

(CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1W US Dollar LIBOR BBA

(d)

0-1600 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target

(CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate

(STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(f)

18-380 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target

(CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA

(SF0001W)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

GBP - SONIA 1M Compounded Rate

HKD - 1M Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1M Japanese Yen LIBOR Rate BBA (JY0001M)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate

(STIBOR)

SGD - 1M Association of Bank in Singapore Swap Offer Rate

USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps (continued)

(h)

15-260 basis points

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

DKK - Danish Tom/Next Reference Rate

(DETNT/N)

EUR - 1D Effective Overnight Index Average (EONIA)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate

(HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

RBA Interbank Overnight Cash Rate

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - 1D Singapore Assoc of Banks Swap Offer

Rate (SOR)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(j)

15-1355 basis points

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

DKK - Danish Tom/Next Reference Rate

(DETNT/N)

EUR - 1D Effective Overnight Index Average (EONIA)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate

(HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

RBA Interbank Overnight Cash Rate

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - 1D Singapore Assoc of Banks Swap Offer Rate (SOR)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(l)

20-1100 basis points

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Effective Overnight Index Average (EONIA)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 2W Hong Kong Interbank Offer rate

(HIBOR)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Japanese Yen Spot Next BBA LIBOR (JY000S/N)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

RBA Interbank Overnight Cash Rate

SEK - TN Stockholm Interbank Offer Rate

(STIBOR)

SGD - 1D Overnight Singapore Assoc of Banks Rate (SIBOR)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	71,230	$87,351	(6.1)%
Aurizon Holdings Ltd.	75,882	215,346	(15.0)
CSR Ltd.	18,322	75,159	(5.2)
Harvey Norman Holdings Ltd.	170,385	711,599	(49.6)
Medibank Pvt Ltd.	38,740	94,482	(6.6)
Mineral Resources Ltd.	9,869	456,630	(31.8)
Nine Entertainment Co. Holdings Ltd.	199,255	406,284	(28.3)
Perpetual Ltd.	24,937	689,201	(48.0)
Qube Holdings Ltd.	80,287	173,010	(12.0)
Scentre Group	147,440	281,499	(19.6)
Worley Ltd.	9,951	81,712	(5.7)

		3,272,273

Austria
ANDRITZ AG	23,624	1,300,621	(90.6)

Canada
Canadian Western Bank	6,245	170,241	(11.9)
Canfor Corp.	1,647	31,802	(2.2)
CGI, Inc.	2,089	190,029	(13.2)
Crescent Point Energy Corp.	15,875	58,023	(4.1)
Fairfax Financial Holdings Ltd.	557	234,631	(16.3)
First Capital Real Estate Investment Trust	3,189	46,266	(3.2)
Gildan Activewear, Inc.	7,565	260,797	(18.2)
Hydro One Ltd.	26,939	665,054	(46.3)
Onex Corp.	161	12,272	(0.9)

Security	Shares	Value	% of Basket Value

Canada (continued)
TMX Group Ltd.	1,835	$201,518	(14.0)%
Tourmaline Oil Corp.	3,630	99,101	(6.9)
Wheaton Precious Metals Corp.	13,184	609,004	(42.4)
Whitecap Resources, Inc.	32,734	149,817	(10.4)
WSP Global, Inc.	2,049	243,216	(16.9)
Yamana Gold, Inc.	63,051	282,506	(19.7)

		3,254,277

Finland
Valmet OYJ	12,919	539,147	(37.5)

France
ALD SA	9,883	144,686	(10.1)
Alstom SA	20,964	869,510	(60.5)
Arkema SA	522	66,442	(4.6)
Dassault Systemes SE	13,930	768,409	(53.5)
Hermes International	176	269,065	(18.7)
Klepierre SA	4,319	104,571	(7.3)
La Francaise des Jeux SAEM	13,312	711,683	(49.6)
Pernod Ricard SA	337	74,397	(5.2)
Publicis Groupe SA	3,169	200,061	(13.9)
Rubis SCA	884	35,462	(2.5)
Unibail-Rodamco-Westfield	200	16,647	(1.2)
Valeo SA	12,477	360,783	(25.1)

		3,621,716

Germany
alstria office REIT-AG	16,767	354,743	(24.7)
Capital Stage AG	10,648	194,872	(13.6)
HelloFresh SE	2,739	256,752	(17.9)
Schaeffler AG	2,177	18,957	(1.3)

		825,324

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Hong Kong
AIA Group Ltd.	33,000	$394,870	(27.5)%
ASM Pacific Technology Ltd.	23,200	299,134	(20.8)
Dah Sing Banking Group Ltd.	237,600	244,597	(17.0)
Dah Sing Financial Holdings Ltd.	8,000	25,218	(1.8)
Hutchison Port Holdings Trust	170,500	40,068	(2.8)
Kerry Properties Ltd.	30,000	88,597	(6.2)
SITC International Holdings Co. Ltd.	140,000	577,552	(40.2)
Swire Properties Ltd.	142,800	406,146	(28.3)
Techtronic Industries Co. Ltd.	79,000	1,408,750	(98.1)
Vitasoy International Holdings Ltd.	6,000	16,831	(1.2)
Xinyi Glass Holdings Ltd.	8,000	29,854	(2.1)
Yue Yuen Industrial Holdings Ltd.	50,500	106,575	(7.4)

		3,638,192

Ireland
CRH PLC	8,446	422,123	(29.4)

Israel
Bank Hapoalim BM	40,893	325,423	(22.6)
Gazit-Globe Ltd.	9,622	71,542	(5.0)
Wix.com Ltd.	2,250	671,940	(46.8)

		1,068,905

Italy
Amplifon SpA	509	25,137	(1.7)
Davide Campari-Milano NV	34,993	491,950	(34.3)
Poste Italiane SpA	33,939	449,097	(31.3)
PRADA SpA	58,100	455,256	(31.7)
UnipolSai Assicurazioni SpA	28,593	79,383	(5.5)

		1,500,823

Japan
Asahi Kasei Corp.	49,000	534,341	(37.2)
Azbil Corp.	20,900	815,060	(56.8)
Benesse Holdings, Inc.	1,200	27,613	(1.9)
COMSYS Holdings Corp.	7,800	216,782	(15.1)
Daifuku Co. Ltd.	100	8,961	(0.6)
Daiichi Sankyo Co. Ltd.	1,300	25,746	(1.8)
Fuji Media Holdings, Inc.	78,200	848,385	(59.1)
Hikari Tsushin, Inc.	1,200	207,757	(14.5)
Inpex Corp.	177,300	1,257,511	(87.6)
Itochu Techno-Solutions Corp.	1,900	58,284	(4.1)
Kansai Paint Co. Ltd.	800	19,647	(1.4)
Kao Corp.	3,200	192,676	(13.4)
KDDI Corp.	15,200	464,871	(32.4)
Kikkoman Corp.	3,400	208,205	(14.5)
Kirin Holdings Co. Ltd.	71,900	1,315,108	(91.6)
Kobayashi Pharmaceutical Co. Ltd.	1,200	95,718	(6.7)
Komatsu Ltd.	27,800	696,641	(48.5)
Konica Minolta, Inc.	15,300	78,680	(5.5)
Lawson, Inc.	16,700	839,343	(58.4)
Maeda Corp.	12,200	102,567	(7.1)
Maruichi Steel Tube Ltd.	800	19,299	(1.3)
Maruwa Unyu Kikan Co. Ltd.	26,900	377,222	(26.3)
Mitsubishi Materials Corp.	2,200	45,900	(3.2)
Mitsui Mining & Smelting Co. Ltd.	8,000	227,798	(15.9)
Nankai Electric Railway Co. Ltd.	1,600	33,976	(2.4)
Nikon Corp.	12,800	119,160	(8.3)
Nippon Paint Holdings Co. Ltd.	4,900	62,174	(4.3)
Nippon Paper Industries Co. Ltd.	126,000	1,472,855	(102.6)
Obic Co. Ltd.	900	158,178	(11.0)
Olympus Corp.	28,400	584,453	(40.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Secom Co. Ltd.	4,400	$331,048	(23.1)%
SKY Perfect JSAT Holdings Inc.	95,700	362,057	(25.2)
Suntory Beverage & Food Ltd.	20,900	732,805	(51.0)
Takeda Pharmaceutical Co. Ltd.	19,800	659,073	(45.9)
Teijin Ltd.	12,400	186,706	(13.0)
Terumo Corp.	56,100	2,177,282	(151.6)
Tokyo Electron Ltd.	1,100	453,668	(31.6)
Toray Industries, Inc.	12,800	84,278	(5.9)
Trend Micro, Inc.	17,100	890,279	(62.0)
Yamaguchi Financial Group, Inc.	95,200	547,292	(38.1)
Yamaha Corp.	4,700	260,446	(18.1)
Yamaha Motor Co. Ltd.	15,900	398,147	(27.7)
Yaskawa Electric Corp.	11,000	544,684	(37.9)
Yokogawa Electric Corp.	47,100	724,595	(50.5)
Yokohama Rubber Co. Ltd.	6,000	119,811	(8.3)
ZOZO, Inc.	56,600	1,927,722	(134.2)

		21,514,804

Netherlands
IMCD NV	371	64,280	(4.5)
PostNL NV	39,293	212,638	(14.8)
Signify NV	10,042	562,540	(39.2)

		839,458

Norway
Salmar ASA	9,556	633,866	(44.1)

Spain
Fluidra SA	10,893	441,588	(30.8)
Industria de Diseno Textil SA	1,247	42,294	(2.9)

		483,882

Sweden
Acast AB	22,102	79,592	(5.5)
Elekta AB	70,804	1,033,420	(72.0)
H & M Hennes & Mauritz AB, B Shares	16,151	337,665	(23.5)
Nibe Industrier AB, B Shares	17,221	205,791	(14.3)
Rvrc Holding AB	6,587	55,858	(3.9)

		1,712,326

Switzerland
Givaudan SA	123	613,923	(42.7)
PSP Swiss Property AG, Registered Shares	664	89,940	(6.3)
Tecan Group AG	460	265,268	(18.5)

		969,131

United Kingdom
Ascential PLC	65,249	392,354	(27.3)
Ashtead Group PLC	2,243	167,842	(11.7)
Auction Technology Group PLC	2	38	(0.0)
Croda International PLC	12,055	1,411,173	(98.3)
ITV PLC	365,073	567,671	(39.5)
John Wood Group PLC	83,326	252,409	(17.6)
Moneysupermarket.com Group PLC	2	7	(0.0)
Phoenix Group Holdings PLC	121,782	1,147,653	(79.9)
Renishaw PLC	397	28,240	(2.0)
Schroders PLC	2,126	107,967	(7.5)
Virgin Money UK PLC	19,837	54,828	(3.8)

		4,130,182

United States
Adobe, Inc.	685	425,817	(29.7)
Agilent Technologies, Inc.	1,584	242,716	(16.9)
Airbnb, Inc., Class A	9,154	1,318,268	(91.8)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Alarm.com Holdings, Inc.	14,417	$1,199,783	(83.6)%
Allogene Therapeutics, Inc.	2,164	47,500	(3.3)
Alteryx, Inc., Class A	1,189	92,029	(6.4)
Amazon.com, Inc.	10	33,276	(2.3)
Amedisys, Inc.	529	137,868	(9.6)
Analog Devices, Inc.	3,979	666,164	(46.4)
Angi, Inc.	1,900	21,869	(1.5)
Appian Corp.	1,900	221,217	(15.4)
Arista Networks, Inc.	913	347,296	(24.2)
Artisan Partners Asset Management, Inc., Class A	7,182	345,382	(24.1)
Atlassian Corp. PLC, Class A	1,507	489,956	(34.1)
Bandwidth, Inc., Class A	3,257	422,303	(29.4)
Blackline, Inc.	8,342	954,241	(66.5)
Boston Beer Co., Inc., Class A	245	173,950	(12.1)
C3.AI, Inc., Class A	2,174	109,461	(7.6)
Cardlytics, Inc.	1,794	225,972	(15.7)
Carter’s, Inc.	3,451	337,301	(23.5)
Chegg, Inc.	7,107	629,893	(43.9)
Ciena Corp.	1,966	114,303	(8.0)
Cigna Corp.	8,030	1,842,805	(128.3)
Cogent Communications Holdings, Inc.	7,332	569,037	(39.6)
Cognex Corp.	1,974	178,469	(12.4)
Constellium SE	42,915	809,806	(56.4)
Curtiss-Wright Corp.	1,640	194,012	(13.5)
Dell Technologies, Inc., Class C	1,571	151,790	(10.6)
Edison International	35,601	1,940,254	(135.1)
Elastic NV	6,467	957,504	(66.7)
EOG Resources, Inc.	9,630	701,642	(48.9)
EPAM Systems, Inc.	262	146,668	(10.2)
Equifax, Inc.	685	178,511	(12.4)
Essent Group Ltd.	6,914	312,305	(21.7)
Everest Re Group Ltd.	2,246	567,856	(39.5)
Expeditors International of Washington, Inc.	627	80,413	(5.6)
FactSet Research Systems, Inc.	338	120,761	(8.4)
First Republic Bank	763	148,800	(10.4)
Flex Ltd.	6,236	112,061	(7.8)
Flowers Foods, Inc.	49,283	1,161,107	(80.9)
Freshpet, Inc.	1,966	287,921	(20.1)
Gap, Inc.	6,655	194,126	(13.5)
Grand Canyon Education, Inc.	3,938	363,753	(25.3)
Guidewire Software, Inc.	4,263	491,098	(34.2)
Healthcare Trust of America, Inc., Class A	31,686	905,903	(63.1)
HealthEquity, Inc.	1,929	142,707	(9.9)
HEICO Corp.	11,906	1,610,287	(112.1)
HEICO Corp., Class A	1,269	153,917	(10.7)
Hewlett Packard Enterprise Co.	137,461	1,993,184	(138.8)
Hexcel Corp.	12,148	661,094	(46.0)
ICU Medical, Inc.	1,212	246,387	(17.2)
Interactive Brokers Group, Inc., Class A	1,697	104,976	(7.3)
International Game Technology PLC	2,743	51,431	(3.6)
Intuit, Inc.	849	449,945	(31.3)
Invesco Ltd.	8,033	195,845	(13.6)
Kilroy Realty Corp.	13,449	931,612	(64.9)
Kimco Realty Corp.	11,842	252,590	(17.6)
Landstar System, Inc.	71	11,147	(0.8)
Lennox International, Inc.	2,392	787,997	(54.9)
Levi Strauss & Co., Class A	15,464	425,569	(29.6)
LHC Group, Inc.	3,004	646,401	(45.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Life Storage, Inc.	1,988	$233,312	(16.2)%
LivePerson, Inc.	11,638	741,224	(51.6)
Manhattan Associates, Inc.	2,191	349,749	(24.4)
Martin Marietta Materials, Inc.	412	149,680	(10.4)
Medpace Holdings, Inc.	681	119,815	(8.3)
Meritage Homes Corp.	465	50,490	(3.5)
Morningstar, Inc.	2,536	640,670	(44.6)
MSCI, Inc.	429	255,667	(17.8)
NetApp, Inc.	23,787	1,893,207	(131.8)
New Relic, Inc.	5,676	392,098	(27.3)
Okta, Inc.	1,083	268,357	(18.7)
OneMain Holdings, Inc.	2,281	139,141	(9.7)
Opendoor Technologies Inc.	852	12,627	(0.9)
Paycom Software, Inc.	2,956	1,182,400	(82.3)
PayPal Holdings, Inc.	932	256,794	(17.9)
Pegasystems, Inc.	2,691	343,479	(23.9)
Penumbra, Inc.	1,658	441,409	(30.7)
PROG Holdings, Inc.	17,411	762,079	(53.1)
Ralph Lauren Corp.	1,548	175,729	(12.2)
Reinsurance Group of America, Inc.	4,959	546,383	(38.1)
Resideo Technologies, Inc.	3,940	116,230	(8.1)
Ryder System, Inc.	32,788	2,496,806	(173.9)
S&P Global, Inc.	1,437	616,071	(42.9)
salesforce.com, Inc.	9,638	2,331,721	(162.4)
SBA Communications Corp.	1,394	475,340	(33.1)
Scotts Miracle-Gro Co.	663	117,324	(8.2)
ServiceNow, Inc.	1,998	1,174,604	(81.8)
Shake Shack, Inc., Class A	1,809	181,877	(12.7)
Silicon Laboratories, Inc.	990	147,500	(10.3)
Sims Ltd.	70,995	858,262	(59.8)
SiteOne Landscape Supply, Inc.	3,372	589,358	(41.0)
Snap, Inc., Class A	8,459	629,519	(43.8)
SolarEdge Technologies, Inc.	584	151,536	(10.6)
Spirit Realty Capital, Inc.	642	32,241	(2.2)
STAAR Surgical Co.	1,331	170,262	(11.9)
Sunnova Energy International, Inc.	11,406	434,569	(30.3)
Sunrun, Inc.	4,191	221,997	(15.5)
Take-Two Interactive Software, Inc.	1,144	198,392	(13.8)
Tandem Diabetes Care, Inc.	2,566	278,847	(19.4)
Tenable Holdings, Inc.	2,652	113,506	(7.9)
Terminix Global Holdings, Inc.	8,960	470,400	(32.8)
Ulta Beauty, Inc.	470	157,826	(11.0)
Ultragenyx Pharmaceutical, Inc.	3,960	316,127	(22.0)
Valvoline, Inc.	6,785	208,164	(14.5)
Varonis Systems, Inc.	4,153	254,164	(17.7)
VeriSign, Inc.	238	51,496	(3.6)
Voya Financial, Inc.	914	58,862	(4.1)
W.R. Berkley Corp.	13	951	(0.1)
Wendy’s Co.	8,603	199,676	(13.9)
Wintrust Financial Corp.	1,454	103,816	(7.2)
Workday, Inc., Class A	1,841	431,530	(30.1)
WP Carey, Inc.	14,996	1,210,027	(84.3)
Zillow Group, Inc., Class A	11,680	1,251,278	(87.1)

		54,642,845

Total Reference Entity — Long		104,369,895

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
BHP Group PLC	(8,434)	$(273,062)	19.0%

Austria
BAWAG Group AG	(1,856)	(105,438)	7.3
Voestalpine AG	(8,844)	(390,159)	27.2

		(495,597)

Belgium
Colruyt SA	(18,808)	(1,069,378)	74.5

Canada
Bank of Montreal	(10,956)	(1,084,798)	75.5
Boyd Group Services, Inc.	(2,561)	(501,628)	34.9
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(118)	(6,388)	0.5
Brookfield Asset Management, Inc., Class A	(15,660)	(845,384)	58.9
Centerra Gold, Inc.	(45,311)	(364,275)	25.4
Dollarama, Inc.	(38,645)	(1,819,809)	126.7
Dye & Durham Ltd.	(1,715)	(64,842)	4.5
Empire Co. Ltd.	(13,124)	(430,980)	30.0
Metro, Inc.	(8,673)	(449,778)	31.3
Pan American Silver Corp.	(17,992)	(505,178)	35.2
Saputo, Inc.	(22,049)	(636,233)	44.3
Stelco Holdings, Inc.	(3,673)	(121,295)	8.5
TransAlta Corp.	(33,343)	(347,701)	24.2

		(7,178,289)

Finland
Huhtamaki OYJ	(21,581)	(1,149,412)	80.0
TietoEVRY OYJ	(20,742)	(697,644)	48.6

		(1,847,056)

France
Accor SA	(20,371)	(720,932)	50.2
Adevinta ASA	(28,786)	(553,480)	38.5
Bollore SA	(165,246)	(923,448)	64.3
Capgemini SE	(3,037)	(656,456)	45.7
Dassault Aviation SA	(336)	(400,059)	27.9
Eurazeo SE	(16,552)	(1,603,249)	111.7
ICADE	(1,208)	(110,423)	7.7
Renault SA	(6,735)	(255,799)	17.8
SEB SA	(1,469)	(244,086)	17.0
SOITEC	(4,858)	(1,164,693)	81.1
SPIE SA	(8,229)	(194,916)	13.6
Ubisoft Entertainment SA	(2,126)	(134,775)	9.4

		(6,962,316)

Germany
Auto1 Group SE	(17,236)	(843,610)	58.7
Bayer AG	(3,685)	(219,548)	15.3
CTS Eventim AG & Co. KGaA	(2,111)	(143,432)	10.0
Delivery Hero SE	(5,955)	(890,228)	62.0
Deutsche Bank AG	(36,791)	(463,797)	32.3
Eckert & Ziegler Strahlen- und Medizintechnik AG	(196)	(26,959)	1.9
Porsche Automobil Holding SE	(1,211)	(131,068)	9.1
Siemens Healthineers AG	(4,349)	(287,127)	20.0
TeamViewer AG	(1,747)	(58,737)	4.1

Security	Shares	Value	% of Basket Value

Germany (continued)
Uniper SE	(8,078)	$(315,389)	22.0%
Varta AG	(3,162)	(548,482)	38.2

		(3,928,377)

Hong Kong
CLP Holdings Ltd.	(87,000)	(897,094)	62.5
Jardine Matheson Holdings Ltd.	(45,500)	(2,707,051)	188.5
Melco International Development Ltd.	(157,000)	(250,722)	17.4
Sino Land Co. Ltd.	(12,000)	(18,388)	1.3

		(3,873,255)

Ireland
AerCap Holdings NV	(941)	(49,873)	3.5
Smurfit Kappa Group PLC	(3,471)	(195,813)	13.6

		(245,686)

Israel
Azrieli Group Ltd.	(1,281)	(102,025)	7.1
Big Shopping Centers Ltd.	(1,331)	(186,112)	13.0
Cognyte Software Ltd.	(1,895)	(49,213)	3.4
Fattal Holdings 1998 Ltd.	(1,489)	(130,171)	9.1
Maytronics Ltd.	(50,111)	(1,090,006)	75.9
Shapir Engineering and Industry Ltd.	(13,934)	(103,201)	7.2
Shikun & Binui Ltd.	(34,152)	(193,487)	13.5
Teva Pharmaceutical Industries Ltd.	(12,698)	(122,370)	8.5

		(1,976,585)

Italy
DiaSorin SpA	(320)	(64,945)	4.5
Ferrari NV	(2,984)	(650,327)	45.3

		(715,272)

Japan
Acom Co. Ltd.	(4,400)	(18,059)	1.3
AEON Financial Service Co. Ltd.	(9,000)	(110,879)	7.7
Ain Holdings, Inc.	(600)	(36,729)	2.6
Ajinomoto Co., Inc.	(13,000)	(331,200)	23.1
Asahi Intecc Co. Ltd.	(6,600)	(178,841)	12.5
Bank of Kyoto Ltd.	(10,500)	(452,176)	31.5
Bengo4.com, Inc.	(3,600)	(271,806)	18.9
Brother Industries Ltd.	(7,400)	(150,597)	10.5
Change, Inc.	(15,700)	(364,197)	25.4
Chubu Electric Power Co., Inc.	(5,100)	(61,203)	4.3
Daido Steel Co. Ltd.	(5,200)	(245,478)	17.1
Daito Trust Construction Co. Ltd.	(900)	(105,741)	7.4
Freee KK	(11,400)	(978,568)	68.1
Fuji Kyuko Co. Ltd.	(5,400)	(249,789)	17.4
Fujitsu General Ltd.	(7,800)	(201,212)	14.0
GMO Payment Gateway, Inc.	(1,300)	(167,112)	11.6
Goldwin, Inc.	(700)	(43,762)	3.0
GS Yuasa Corp.	(500)	(12,845)	0.9
GungHo Online Entertainment, Inc.	(29,400)	(544,706)	37.9
Hachijuni Bank Ltd.	(95,900)	(310,259)	21.6
Hirogin Holdings, Inc.	(106,200)	(571,457)	39.8
Hokuriku Electric Power Co.	(150,600)	(785,994)	54.7
Iida Group Holdings Co. Ltd.	(2,800)	(67,566)	4.7
Invincible Investment Corp.	(1,516)	(595,588)	41.5
IR Japan Holdings Ltd.	(2,500)	(309,365)	21.5
Isetan Mitsukoshi Holdings Ltd.	(57,500)	(389,360)	27.1
Iwatani Corp.	(4,200)	(241,286)	16.8
Izumi Co. Ltd.	(400)	(13,692)	0.9

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Airport Terminal Co. Ltd.	(8,100)	$(350,032)	24.4%
Japan Exchange Group, Inc.	(9,100)	(206,979)	14.4
Japan Hotel REIT Investment Corp.	(1,059)	(645,786)	45.0
Japan Logistics Fund, Inc.	(164)	(497,631)	34.7
Japan Steel Works Ltd.	(28,800)	(708,475)	49.3
JSR Corp.	(1,300)	(43,312)	3.0
Justsystems Corp.	(2,200)	(127,814)	8.9
Kawasaki Heavy Industries Ltd.	(15,300)	(321,133)	22.4
Kawasaki Kisen Kaisha Ltd.	(600)	(20,534)	1.4
Keio Corp.	(800)	(44,556)	3.1
Keisei Electric Railway Co. Ltd.	(100)	(2,978)	0.2
Kotobuki Spirits Co. Ltd.	(4,400)	(263,864)	18.4
Kurita Water Industries Ltd.	(1,300)	(63,139)	4.4
Kusuri no Aoki Holdings Co. Ltd.	(900)	(60,274)	4.2
Kyudenko Corp.	(8,800)	(313,608)	21.8
Lasertec Corp.	(300)	(55,977)	3.9
Maeda Road Construction Co. Ltd.	(55,300)	(1,055,986)	73.5
Makita Corp.	(3,200)	(166,397)	11.6
Mitsubishi Corp.	(13,800)	(387,073)	27.0
Mitsubishi Gas Chemical Co., Inc.	(19,300)	(402,036)	28.0
Mitsubishi Motors Corp.	(51,100)	(143,577)	10.0
Mitsui Fudosan Co. Ltd.	(8,200)	(191,775)	13.4
Mitsui Fudosan Logistics Park, Inc.	(85)	(475,730)	33.1
Mitsui High-Tec, Inc.	(3,800)	(220,993)	15.4
Money Forward, Inc.	(7,000)	(431,450)	30.0
Nexon Co. Ltd.	(4,900)	(100,823)	7.0
Nippo Corp.	(42,200)	(1,172,274)	81.6
Nippon Kayaku Co. Ltd.	(13,200)	(136,884)	9.5
Nishi-Nippon Railroad Co. Ltd.	(11,800)	(281,380)	19.6
NOF Corp.	(3,800)	(193,284)	13.5
Oji Holdings Corp.	(17,200)	(99,166)	6.9
Open House Co. Ltd.	(1,400)	(70,443)	4.9
Orient Corp.	(628,700)	(789,121)	54.9
Outsourcing, Inc.	(1,000)	(18,969)	1.3
Park24 Co. Ltd.	(37,900)	(714,626)	49.8
Sansan, Inc.	(2,000)	(163,542)	11.4
Shionogi & Co. Ltd.	(5,000)	(263,323)	18.3
Shochiku Co. Ltd.	(5,500)	(598,287)	41.7
Sotetsu Holdings, Inc.	(700)	(13,770)	1.0
Square Enix Holdings Co. Ltd.	(4,700)	(243,867)	17.0
Sugi Holdings Co. Ltd.	(18,000)	(1,328,337)	92.5
Sumitomo Dainippon Pharma Co. Ltd.	(15,900)	(275,313)	19.2
Taiyo Nippon Sanso Corp.	(46,800)	(1,035,967)	72.1
Toho Co. Ltd.	(26,000)	(1,131,898)	78.8
Toho Gas Co. Ltd.	(21,500)	(1,045,062)	72.8
Tohoku Electric Power Co., Inc.	(51,800)	(392,449)	27.3
Tokai Carbon Co. Ltd.	(17,400)	(229,843)	16.0
Tokyo Electric Power Co. Holdings, Inc.	(132,400)	(352,872)	24.6
Tokyo Tatemono Co. Ltd.	(31,600)	(475,418)	33.1
Tokyu Fudosan Holdings Corp.	(2,700)	(15,242)	1.1
Toyota Boshoku Corp.	(22,400)	(451,889)	31.5
Ube Industries Ltd.	(1,300)	(26,110)	1.8
Welcia Holdings Co. Ltd.	(3,000)	(102,119)	7.1
Yamato Holdings Co. Ltd.	(11,200)	(322,785)	22.5
Yamato Kogyo Co. Ltd.	(39,100)	(1,329,599)	92.6
Zenkoku Hosho Co. Ltd.	(600)	(27,127)	1.9

		(28,412,365)

Security	Shares	Value	% of Basket Value

Mongolia
Turquoise Hill Resources Ltd.	(3,816)	$(63,682)	4.4%

Netherlands
ASM International NV	(1,754)	(622,512)	43.3
NXP Semiconductors NV	(867)	(178,940)	12.5
Prosus NV	(7,171)	(639,785)	44.5
Shop Apotheke Europe NV	(466)	(69,929)	4.9

		(1,511,166)

New Zealand
a2 Milk Co. Ltd.	(81,926)	(356,203)	24.8

Norway
Aker ASA	(18,266)	(1,400,458)	97.5

Russia
Evraz PLC	(115,421)	(986,142)	68.7

Singapore
CapitaLand Ltd.	(181,300)	(538,636)	37.5
Sembcorp Industries Ltd.	(107,300)	(165,516)	11.5

		(704,152)

Spain
Amadeus IT Group SA	(1,924)	(126,077)	8.8
EDP Renovaveis SA	(681)	(15,995)	1.1
Ferrovial SA	(57,183)	(1,696,914)	118.2
Telefonica SA	(128,817)	(589,318)	41.0

		(2,428,304)

Sweden
Alfa Laval Ab	(12,070)	(504,054)	35.1
Electrolux AB, Series B	(1,572)	(41,234)	2.9
Embracer Group AB	(33,937)	(878,340)	61.2
Holmen AB	(446)	(23,478)	1.6
Thule Group AB	(39,070)	(1,972,603)	137.4

		(3,419,709)

Switzerland
Credit Suisse Group AG	(9,255)	(92,914)	6.5
Dufry AG	(12,333)	(652,511)	45.4
EMS-Chemie Holding AG	(1,048)	(1,161,771)	80.9
Georg Fischer AG	(332)	(537,328)	37.4
Schindler Holding AG	(2,035)	(634,109)	44.2
Vifor Pharma AG	(6,010)	(840,509)	58.5
Zur Rose Group AG	(39)	(14,509)	1.0

		(3,933,651)

United Kingdom
B&M European Value Retail SA	(80,966)	(622,049)	43.3
Barclays PLC	(96,934)	(234,491)	16.3
Ceres Power Holdings PLC	(20,865)	(292,410)	20.4
Countryside Properties PLC	(122,722)	(896,842)	62.5
Deliveroo PLC	(439,832)	(2,022,499)	140.8
Hiscox Ltd.	(10,032)	(121,821)	8.5
Inchcape PLC	(55,824)	(659,379)	45.9
International Consolidated Airlines Group SA	(46,854)	(109,127)	7.6
ITM Power PLC	(13,047)	(74,306)	5.2
Land Securities Group PLC	(24,278)	(238,953)	16.6
SSP Group PLC	(71,242)	(258,350)	18.0

		(5,530,227)

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States
Aflac, Inc.	(8,384)	$(461,120)	32.1%
Air Lease Corp.	(767)	(32,490)	2.3
Albemarle Corp.	(5,025)	(1,035,351)	72.1
Archer-Daniels-Midland Co.	(18,527)	(1,106,432)	77.1
Avast PLC	(57,196)	(460,930)	32.1
Avis Budget Group, Inc.	(4,290)	(355,083)	24.7
Broadcom, Inc.	(165)	(80,091)	5.6
Carvana Co.	(750)	(253,170)	17.6
CDW Corp.	(13,391)	(2,455,240)	171.0
Celanese Corp.	(3,267)	(508,901)	35.4
Chemours Co.	(1,056)	(35,112)	2.4
Chesapeake Energy Corp.	(29,766)	(1,608,852)	112.0
Concentrix Corp.	(2,744)	(449,275)	31.3
Coty, Inc., Class A	(2,696)	(23,536)	1.6
DISH Network Corp., Class A	(14,447)	(605,185)	42.1
DoorDash, Inc., Class A	(1,546)	(269,452)	18.8
Duck Creek Technologies, Inc.	(5,153)	(226,371)	15.8
EQT Corp.	(2,286)	(42,040)	2.9
Equity Commonwealth	(32,207)	(846,722)	59.0
Equity LifeStyle Properties, Inc.	(3,227)	(270,423)	18.8
Fastly, Inc., Class A	(3,820)	(183,627)	12.8
Fifth Third Bancorp	(2,501)	(90,761)	6.3
Floor & Decor Holdings, Inc., Class A	(5,764)	(703,266)	49.0
Howmet Aerospace Inc.	(3,035)	(99,609)	6.9
II-VI, Inc.	(4,181)	(291,876)	20.3
Jabil, Inc.	(24,798)	(1,476,473)	102.8
JB Hunt Transport Services, Inc.	(4,212)	(709,511)	49.4
Liberty Broadband Corp.	(5,454)	(968,030)	67.4
Liberty Media Corp-Liberty SiriusXM	(7,271)	(335,920)	23.4
Littelfuse, Inc.	(1,057)	(281,151)	19.6
Loews Corp.	(12,484)	(669,517)	46.6
Madison Square Garden Co.	(1,007)	(163,879)	11.4
Mattel, Inc.	(1,566)	(34,014)	2.4
McKesson Corp.	(1,739)	(354,460)	24.7
Mid-America Apartment Communities, Inc.	(1,846)	(356,463)	24.8
Morgan Stanley	(10,374)	(995,697)	69.3
Mosaic Co.	(358)	(11,180)	0.8
New Residential Investment Corp.	(24,178)	(235,977)	16.4
NortonLifeLock Inc.	(952)	(23,629)	1.7
PG&E Corp.	(62,866)	(552,592)	38.5
Polaris, Inc.	(4,082)	(535,028)	37.3
Procore Technologies, Inc.	(275)	(28,402)	2.0
Ryman Hospitality Properties, Inc.	(5,574)	(427,526)	29.8
SentinelOne, Inc., Class A	(51,783)	(2,553,420)	177.8
SLM Corp.	(36,527)	(687,803)	47.9
SoFi Technologies, Inc.	(25,817)	(398,615)	27.8
SYNNEX Corp.	(5,919)	(707,557)	49.3
Teleflex, Inc.	(2,031)	(807,180)	56.2
UFP Industries, Inc.	(165)	(12,253)	0.9
Vertiv Holdings Co.	(4,150)	(116,366)	8.1
Vistra Energy Corp.	(43,070)	(824,791)	57.4
Westinghouse Air Brake Technologies Corp.	(5,456)	(463,051)	32.3
Wynn Resorts Ltd.	(12,911)	(1,269,539)	88.4

		(28,494,939)

Total Reference Entity — Short		(105,805,871)

Net Value of Reference Entity — Bank of America N.A.		$(1,435,976)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	16,612	$281,186	65.1%
Austal Ltd.	85,053	135,073	31.3
Centuria Office REIT	81,430	147,360	34.1
Charter Hall Education Trust	68,142	172,667	39.9
Clinuvel Pharmaceuticals Ltd.	8,106	166,015	38.4
Jumbo Interactive Ltd.	5,258	63,987	14.8
Nanosonics Ltd.	59,805	234,094	54.2
Netwealth Group Ltd.	8,076	92,692	21.4
Rural Funds Group	164,221	309,080	71.5
Technology One Ltd.	22,096	153,582	35.5

		1,755,736

Belgium
Barco NV	13,800	344,749	79.8

Canada
Canada Goose Holdings, Inc.	33,402	1,417,898	328.0
First National Financial Corp.	13,782	509,368	117.8
Freehold Royalties Ltd.	48,019	336,010	77.7
Killam Apartment Real Estate Investment Trust	10,095	167,495	38.7
Laurentian Bank of Canada	12,505	424,986	98.3
Morguard Corp.	2,428	268,411	62.1
NorthWest Healthcare Properties Real Estate Investment Trust	14,234	148,889	34.4
PrairieSky Royalty Ltd.	130,193	1,458,879	337.5
Real Matters Inc.	47,171	482,826	111.7
Sandstorm Gold Ltd.	129,401	1,018,530	235.6
Savaria Corp.	71,617	1,207,202	279.3
Topaz Energy Corp.	8,496	108,754	25.2

		7,549,248
Denmark
cBrain A/S	863	45,689	10.5
Chemometec AS	464	74,281	17.2
Dfds AS	7,905	436,614	101.0
Nilfisk Holding A/S	6,357	223,524	51.7
Topdanmark AS	28,207	1,436,393	332.3

		2,216,501

Faeroe Islands
Bakkafrost P/F	9,116	774,699	179.2

Finland
Cargotec Oyj	1,618	86,976	20.1

France
Aubay	1,505	86,766	20.1
Eutelsat Communications SA	62,868	684,071	158.2
ID Logistics Group	67	21,457	4.9
Interparfums SA	9,746	715,815	165.6
Lagardere SCA	3,268	91,152	21.1
Manitou BF SA	6,350	208,655	48.3
SMCP SA	3,718	23,341	5.4

		1,831,257

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany
Adesso SE	233	$42,788	9.9%
Borussia Dortmund GmbH & Co. KGaA	7,355	53,419	12.3
Dermapharm Holding SE	5,097	407,726	94.3
Deutsche Beteiligungs AG	1,464	64,717	15.0
Duerr AG	3,728	178,134	41.2
JOST Werke AG	7,387	451,285	104.4
Kloeckner & Co. SE	8,735	132,882	30.7
LPKF Laser & Electronics AG	5,165	132,772	30.7
MLP SE	15,142	123,939	28.7
Software AG	9,659	466,780	108.0
Steico SE	1,198	165,287	38.2
STO SE & Co. KGaA	1,176	298,536	69.1
Stroeer SE & Co. KGaA	5,892	466,030	107.8
zooplus AG	948	322,750	74.7

		3,307,045

Hong Kong
Health & Happiness H&H International Holdings Ltd.	36,500	131,042	30.3
Texhong Textile Group Ltd.	71,500	104,541	24.2

		235,583

Ireland
Dole PLC	867	12,578	2.9

Isle of Man
Strix Group PLC	19,078	90,295	20.9

Israel
AudioCodes Ltd.	2,995	96,778	22.4
Danel Adir Yeoshua Ltd.	557	118,811	27.5
One Software Technologies Ltd.	5,171	78,960	18.3
Summit Real Estate Holdings Ltd.	10,607	160,825	37.2
Tower Semiconductor Ltd.	19,549	527,575	122.0

		982,949

Italy
Arnoldo Mondadori Editore SpA	16,895	39,319	9.1
Brunello Cucinelli SpA	2,483	153,816	35.6
Carel Industries SpA	2,158	51,326	11.9
Danieli & C Officine Meccaniche SpA	7,010	207,765	48.0
Datalogic SpA	1,621	37,988	8.8
Salvatore Ferragamo SpA	54,267	1,082,381	250.4
Tod’s SpA	945	59,335	13.7

		1,631,930

Japan
Adastria Co. Ltd.	35,700	615,785	142.4
Aichi Steel Corp.	5,400	143,226	33.1
Anicom Holdings Inc.	47,700	376,432	87.1
AOKI Holdings Inc.	58,000	347,052	80.3
Aruhi Corp.	7,500	94,884	21.9
Asahi Holdings Inc.	35,100	694,124	160.6
Cawachi Ltd.	25,600	517,571	119.7
Central Glass Co. Ltd.	1,300	26,282	6.1
Chubu Shiryo Co. Ltd.	5,500	57,459	13.3
CI Takiron Corp.	18,300	100,181	23.2
Citizen Watch Co. Ltd.	34,900	136,523	31.6
Comture Corp.	12,200	262,587	60.7
CONEXIO Corp.	2,200	32,123	7.4
Create SD Holdings Co. Ltd.	2,900	97,339	22.5
Daiken Corp.	1,900	38,476	8.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,100	$191,967	44.4%
DCM Holdings Co. Ltd.	63,800	628,795	145.5
Doshisha Co. Ltd.	27,300	429,816	99.4
EDION Corp.	46,200	477,643	110.5
en-japan, Inc.	3,600	125,714	29.1
Fujikura Ltd.	8,900	45,556	10.5
Giken Ltd.	5,000	205,140	47.5
Glory Ltd.	67,100	1,441,789	333.5
GMO Financial Holdings, Inc.	7,100	53,834	12.5
Goldcrest Co. Ltd.	40,400	598,070	138.3
Hibiya Engineering Ltd.	2,300	39,358	9.1
Inaba Denki Sangyo Co. Ltd.	2,400	58,568	13.5
Insource Co. Ltd.	1,300	23,569	5.5
Internet Initiative Japan, Inc.	8,900	282,599	65.4
Japan Lifeline Co. Ltd.	36,900	464,504	107.5
Japan Wool Textile Co. Ltd.	89,500	804,978	186.2
JINS Inc.	5,100	333,994	77.3
J-Oil Mills, Inc.	8,400	141,907	32.8
JSP Corp.	5,200	76,602	17.7
Kamei Corp.	16,700	174,108	40.3
KeePer Technical Laboratory Co. Ltd.	1,300	34,678	8.0
Komori Corp.	15,900	120,534	27.9
Konoike Transport Co. Ltd.	3,500	40,464	9.4
Kura Sushi, Inc.	7,800	290,410	67.2
Kyoei Steel Ltd.	1,300	16,846	3.9
LITALICO, Inc.	700	33,640	7.8
Makino Milling Machine Co. Ltd.	36,000	1,358,247	314.2
Mandom Corp.	22,900	388,261	89.8
Maruha Nichiro Corp.	27,100	600,843	139.0
Maxvalu Tokai Co. Ltd.	500	11,448	2.6
Meisei Industrial Co. Ltd.	26,900	182,787	42.3
Menicon Co. Ltd.	11,000	804,044	186.0
Mitsubishi Pencil Co. Ltd.	2,800	36,161	8.4
Mitsuboshi Belting Ltd.	26,900	449,182	103.9
Mitsui DM Sugar Holdings Co. Ltd.	24,100	410,162	94.9
Morita Holdings Corp.	7,600	107,224	24.8
Nextage Co. Ltd.	5,000	102,837	23.8
Nichiha Corp.	1,800	47,286	10.9
Nihon Chouzai Co. Ltd.	6,000	93,851	21.7
Nihon Nohyaku Co. Ltd.	28,400	132,540	30.7
Nippn Corp.	14,200	204,151	47.2
Nippon Light Metal Holdings Co. Ltd.	20,780	365,796	84.6
Nissan Shatai Co. Ltd.	42,000	276,184	63.9
Nitto Boseki Co. Ltd.	4,600	140,737	32.6
Nitto Kogyo Corp.	100	1,650	0.4
Nitto Kohki Co. Ltd.	9,500	160,955	37.2
NS United Kaiun Kaisha Ltd.	19,400	488,700	113.0
Oiles Corp.	28,500	421,368	97.5
Okamoto Industries Inc.	1,400	52,872	12.2
Optim Corp.	1,200	22,007	5.1
Paramount Bed Holdings Co. Ltd.	2,600	46,473	10.7
Piolax Inc.	20,600	286,424	66.3
Prestige International Inc.	6,100	39,055	9.0
Ricoh Leasing Co. Ltd.	300	9,455	2.2
Rock Field Co. Ltd.	3,900	51,948	12.0
Ryobi Ltd.	8,000	105,271	24.4
Sakai Moving Service Co. Ltd.	1,400	67,541	15.6
Samty Residential Investment Corp.	24	27,855	6.4
Senko Group Holdings Co. Ltd.	57,000	576,846	133.4
Shibuya Corp.	10,000	279,924	64.8

10

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Shinnihonseiyaku Co. Ltd.	3,500	$64,814	15.0%
Star Asia Investment Corp.	56	30,832	7.1
Star Micronics Co. Ltd.	15,800	237,728	55.0
Starzen Co. Ltd.	8,600	170,629	39.5
Strike Co. Ltd.	16,700	559,169	129.4
Sumitomo Densetsu Co. Ltd.	4,600	90,578	21.0
Sumitomo Mitsui Construction Co. Ltd.	47,200	208,457	48.2
Sumitomo Osaka Cement Co. Ltd.	35,300	1,009,451	233.5
Sumitomo Seika Chemicals Co. Ltd.	10,700	362,091	83.8
Sun Frontier Fudousan Co. Ltd.	20,700	195,327	45.2
Takamatsu Construction Group Co. Ltd.	35,100	647,332	149.7
Takeuchi Manufacturing Co. Ltd.	21,000	523,569	121.1
Toho Titanium Co. Ltd.	38,500	419,540	97.1
Topcon Corp.	23,000	324,350	75.0
Toyo Ink SC Holdings Co. Ltd.	12,900	236,234	54.6
TPR Co. Ltd.	42,300	592,567	137.1
Tsukishima Kikai Co. Ltd.	900	9,548	2.2
Tsurumi Manufacturing Co. Ltd.	700	11,392	2.6
UACJ Corp.	3,800	100,300	23.2
United Arrows Ltd.	26,600	462,394	107.0
Uzabase Inc.	1,300	27,289	6.3
Valor Holdings Co. Ltd.	4,400	93,442	21.6
Xebio Holdings Co. Ltd.	28,600	262,227	60.7

		25,664,472

Netherlands
AMG Advanced Metallurgical Group NV	960	30,027	7.0
Meltwater Holding BV	2	9	0.0

		30,036

Norway
Elkem ASA	37,381	138,348	32.0
Golden Ocean Group Ltd.	3,844	37,876	8.7
Kahoot! AS	64,596	287,479	66.5
Ocean Yield ASA	26,480	88,479	20.5
Pexip Holding ASA	13,078	107,596	24.9
Protector Forsikring ASA	593	6,089	1.4
Selvaag Bolig ASA	15,023	99,476	23.0
Sparebank 1 Oestlandet	11,845	164,641	38.1

		929,984

Singapore
Nanofilm Technologies International Ltd.	62,900	286,972	66.4

Spain
Almirall SA	7,896	125,285	29.0
Befesa SA	790	62,028	14.4
Indra Sistemas SA	7,941	83,130	19.2
Laboratorios Farmaceuticos Rovi SA	13,747	970,289	224.5
Miquel y Costas & Miquel SA	567	11,017	2.5
Viscofan SA	6,493	450,890	104.3

		1,702,639

Sweden
AcadeMedia AB	5,552	53,853	12.4
Arjo AB	6,737	85,100	19.7
Cibus Nordic Real Estate AB	14,372	391,650	90.6
Corem Property Group AB	20,916	53,089	12.3
Fortnox AB	1,144	61,370	14.2
Hexatronic Group AB	41	834	0.2
Investment AB Oresund	658	13,361	3.1
INVISIO AB	3,245	67,249	15.5

Security	Shares	Value	% of Basket Value

Sweden (continued)
Sagax AB	6,312	$25,124	5.8%
Troax Group AB	19,257	696,826	161.2
Vitrolife AB	7,298	415,750	96.2

		1,864,206

Switzerland
Autoneum Holding AG	1,363	261,719	60.6
Bachem Holding AG	350	231,736	53.6
Inficon Holding AG	304	366,244	84.7
Medacta Group SA	1,677	238,077	55.1
Rieter Holding AG	559	131,450	30.4
Sensirion Holding AG	2,605	253,868	58.7

		1,483,094

United Kingdom
888 Holdings PLC	82,575	426,428	98.6
Abcam PLC	15,182	286,579	66.3
AJ Bell PLC	17,799	104,059	24.1
Clipper Logistics PLC	28,938	339,489	78.5
Craneware PLC	7,198	221,616	51.3
CVS Group PLC	13,925	465,004	107.6
Ergomed PLC	231	3,949	0.9
Forterra PLC	86,188	361,800	83.7
Gamesys Group plc	15,169	388,403	89.8
GAN Ltd.	7,438	113,801	26.3
Genus PLC	12,548	961,497	222.4
Hunting PLC	22,939	66,891	15.5
Ibstock PLC	25,824	76,816	17.8
Johnson Service Group PLC	115,466	249,735	57.8
Luceco PLC	17,142	92,450	21.4
Luxfer Holdings PLC	5,367	111,902	25.9
Marshalls PLC	7,589	77,058	17.8
Moneysupermarket.com Group PLC	188,004	663,528	153.5
Ninety One PLC	121,861	385,525	89.2
Rathbone Brothers PLC	910	23,709	5.5
Sabre Insurance Group PLC	18,221	58,886	13.6
SThree PLC	12,410	86,358	20.0
TI Fluid Systems PLC	4,328	18,640	4.3
Victrex PLC	19,149	706,171	163.3
Virgin Money UK PLC	90,436	251,100	58.1

		6,541,394

United States
1-800-Flowers.com, Inc., Class A	2,593	79,086	18.3
Aaron’s Co., Inc.	15,214	439,228	101.6
Academy Sports & Outdoors, Inc.	3,473	128,675	29.8
Accel Entertainment, Inc.	18,273	202,099	46.7
ACCO Brands Corp.	36,644	327,597	75.8
ACM Research, Inc., Class A	1,526	141,704	32.8
AeroVironment, Inc.	607	61,368	14.2
Akouos, Inc.	17,627	191,605	44.3
Amerant Bancorp, Inc.	3,338	73,937	17.1
American Axle & Manufacturing Holdings, Inc.	2,771	26,851	6.2
American Woodmark Corp.	9,117	676,937	156.6
Assetmark Financial Holdings, Inc.	20,715	540,661	125.1
Avrobio, Inc.	8,070	59,395	13.7
AZZ, Inc.	10,931	579,234	134.0
Bank of Marin Bancorp	18,704	649,029	150.1
Black Diamond Therapeutics, Inc.	5,869	56,108	13.0
Blucora, Inc.	11,408	192,339	44.5
Bottomline Technologies DE, Inc.	8,876	358,235	82.9
Brigham Minerals, Inc., Class A	9,705	190,606	44.1

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Brightcove, Inc.	6,932	$79,510	18.4%
BrightView Holdings, Inc.	6,257	100,300	23.2
BRP Group, Inc., Class A	2,622	71,476	16.5
Cactus, Inc., Class A	3,067	110,535	25.6
Caesarstone Ltd.	36,721	487,288	112.7
Caleres, Inc.	9,853	243,763	56.4
Capital City Bank Group, Inc.	13,637	331,925	76.8
Castle Biosciences, Inc.	2,093	146,196	33.8
CBIZ, Inc.	2,209	71,439	16.5
CBTX, Inc.	2,965	77,979	18.0
Chatham Lodging Trust	26,721	328,134	75.9
ChemoCentryx, Inc.	17,698	261,576	60.5
Clear Channel Outdoor Holdings, Inc.	60,611	161,225	37.3
CNX Resources Corp.	13,986	169,231	39.1
Cohen & Steers, Inc.	408	33,950	7.9
Domo, Inc., Class B	418	36,922	8.5
Donegal Group, Inc., Class A	41,837	647,218	149.7
Dorman Products, Inc.	1,515	153,242	35.4
Douglas Dynamics, Inc.	855	34,115	7.9
DXP Enterprises, Inc.	1,914	62,492	14.5
Eargo, Inc.	4,577	164,772	38.1
Easterly Government Properties, Inc.	13,267	301,161	69.7
Enova International, Inc.	12,873	425,968	98.5
EnPro Industries, Inc.	3,038	282,899	65.4
EverQuote, Inc., Class A	5,323	160,648	37.2
FB Financial Corp.	878	33,197	7.7
Financial Institutions, Inc.	2	59	0.0
First Financial Corp.	12,680	507,834	117.5
First Interstate Bancsystem, Inc., Class A	7,214	302,411	70.0
Franklin Street Properties Corp.	40,360	210,679	48.7
Frequency Therapeutics, Inc.	28,282	235,589	54.5
FRP Holdings, Inc.	4,102	246,653	57.1
Gladstone Commercial Corp.	5,607	129,970	30.1
Global Medical REIT, Inc.	1,117	17,381	4.0
GoHealth, Inc., Class A	15,047	132,414	30.6
Goosehead Insurance, Inc., Class A	362	43,509	10.1
GoPro, Inc., Class A	19,533	200,018	46.3
Graham Holdings Co., Class B	515	342,300	79.2
Greenbrier Cos., Inc.	7,112	304,394	70.4
Guess?, Inc.	11,657	260,184	60.2
Haverty Furniture Cos., Inc.	674	24,257	5.6
Heartland Express, Inc.	43,401	739,119	171.0
Hemisphere Media Group, Inc.	10,091	128,257	29.7
HNI Corp.	211	7,870	1.8
Hub Group, Inc., Class A	9,659	640,199	148.1
Huron Consulting Group, Inc.	5,915	290,604	67.2
ICF International, Inc.	6,175	565,445	130.8
Impinj, Inc.	1,754	80,684	18.7
Innospec, Inc.	6,002	530,877	122.8
Inovalon Holdings, Inc., Class A	471	17,841	4.1
Inter Parfums, Inc.	1,418	109,002	25.2
Interface, Inc.	24,041	346,671	80.2
J&J Snack Foods Corp.	3,015	495,606	114.6
KAR Auction Services, Inc.	3,988	65,722	15.2
Kearny Financial Corp.	3,254	39,146	9.1
Kite Realty Group Trust	4,991	100,619	23.3
Knowles Corp.	5,523	110,681	25.6
LiveRamp Holdings, Inc.	9,382	375,374	86.8
Luther Burbank Corp.	4,439	57,529	13.3
Materion Corp.	1,484	105,898	24.5
MaxLinear, Inc.	879	42,394	9.8
Media Gen, Inc.	3,231	—	0.0

Security	Shares	Value	% of Basket Value

United States (continued)
MidWestOne Financial Group, Inc.	2,252	$65,601	15.2%
Mimecast Ltd.	6,762	375,629	86.9
Mitek Systems, Inc.	10,840	239,672	55.4
Moelis & Co., Class A	12,862	762,073	176.3
Moog, Inc., Class A	1,600	124,592	28.8
Movado Group, Inc.	13,845	416,319	96.3
MRC Global, Inc.	33,470	306,920	71.0
Nelnet, Inc., Class A	4,410	332,073	76.8
NetScout Systems, Inc.	1,157	33,275	7.7
NETSTREIT Corp.	2,626	68,145	15.8
NexTier Oilfield Solutions, Inc.	37,839	144,545	33.4
Nicolet Bankshares, Inc.	2,750	199,072	46.0
NOW, Inc.	28,997	286,200	66.2
ONE Gas, Inc.	19,883	1,466,968	339.3
OptimizeRx Corp.	2,775	153,374	35.5
Organogenesis Holdings, Inc.	3,340	51,236	11.8
Origin Bancorp, Inc.	2,158	87,787	20.3
OSI Systems, Inc.	2,422	242,321	56.1
Ovintiv, Inc.	32,001	821,146	190.0
PBF Energy, Inc., Class A	12,313	112,910	26.1
Peoples Bancorp, Inc.	28,240	832,798	192.6
Perdoceo Education Corp.	15,550	184,423	42.7
Photronics, Inc.	18,720	250,286	57.9
Ping Identity Holding Corp.	5,751	126,925	29.4
Plains GP Holdings LP, Class A	8,385	87,959	20.3
PRA Group, Inc.	4,870	188,907	43.7
Progress Software Corp.	16,636	758,435	175.4
PTC Therapeutics, Inc.	684	26,218	6.1
QuinStreet, Inc.	4,821	88,417	20.5
Quotient Technology, Inc.	36,240	393,566	91.0
RPT Realty	18,253	232,543	53.8
Rush Enterprises, Inc., Class B	2,894	126,989	29.4
Rush Street Interactive, Inc.	11,649	114,743	26.5
Schneider National, Inc., Class B	11,871	266,385	61.6
Shenandoah Telecommunications Co.	11,259	594,363	137.5
Shutterstock, Inc.	2,259	245,079	56.7
Simpson Manufacturing Co., Inc.	1,714	192,791	44.6
Simulations Plus, Inc.	1,923	90,746	21.0
SMART Global Holdings, Inc.	647	30,305	7.0
Sorrento Therapeutics, Inc.	3,024	24,827	5.7
South Jersey Industries, Inc.	5,064	127,461	29.5
Southwest Gas Holdings, Inc.	7,715	539,510	124.8
Steelcase, Inc., Class A	48,201	662,764	153.3
Stride, Inc.	4,338	133,003	30.8
Tactile Systems Technology, Inc.	4,940	241,961	56.0
Taysha Gene Therapies, Inc.	2,004	34,649	8.0
TechTarget, Inc.	4,328	316,290	73.2
Terreno Realty Corp.	2,498	170,763	39.5
Trico Bancshares	16,800	662,424	153.2
TriState Capital Holdings, Inc.	6,570	133,437	30.9
Tronox Holdings PLC, Class A	16,412	302,473	70.0
TrueCar, Inc.	13,658	71,841	16.6
UMH Properties, Inc.	2,371	55,197	12.8
United Bankshares, Inc.	7,314	252,626	58.4
United States Cellular Corp.	25,803	938,197	217.0
Universal Electronics, Inc.	5,623	262,819	60.8
Universal Health Realty Income Trust	1,715	102,471	23.7
Urban Outfitters, Inc.	1,120	41,642	9.6
Varex Imaging Corp.	16,187	441,905	102.2
Verint Systems, Inc.	859	36,654	8.5
ViaSat, Inc.	2,193	108,861	25.2
Victory Capital Holdings Inc., Class A	34,974	1,066,357	246.7

12

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Waterstone Financial, Inc.	12,269	$242,067	56.0%
Watts Water Technologies, Inc., Class A	625	94,225	21.8
WD-40 Co.	2,191	532,391	123.2
Willdan Group, Inc.	646	26,648	6.2
Zuora, Inc., Class A	21,373	369,539	85.5
Zynex, Inc.	9,572	132,955	30.8

		37,006,738

Total Reference Entity — Long		96,329,081

Reference Entity — Short

Common Stocks

Australia
G8 Education Ltd.	(1)	(1)	(0.0)
OceanaGold Corp.	(238,447)	(464,432)	(107.4)

		(464,433)

Austria
CA Immobilien Anlagen AG	(804)	(35,394)	(8.2)
DO & Co. AG	(488)	(39,861)	(9.2)
FACC AG	(2,603)	(26,845)	(6.2)
Zumtobel Group AG	(327)	(3,468)	(0.8)

		(105,568)

Belgium
Befimmo SA	(6,357)	(269,435)	(62.3)
D’ieteren Group	(274)	(43,917)	(10.2)
Ontex Group NV	(4,280)	(47,608)	(11.0)

		(360,960)

Canada
AirBoss of America Corp.	(1,166)	(34,692)	(8.0)
Canaccord Genuity Group, Inc.	(8,639)	(94,173)	(21.8)
GDI Integrated Facility Services, Inc.	(3,935)	(181,674)	(42.0)
goeasy Ltd.	(362)	(49,617)	(11.5)
Home Capital Group, Inc.	(2,368)	(73,739)	(17.1)
K92 Mining, Inc.	(28,144)	(203,027)	(47.0)
Labrador Iron Ore Royalty Corp.	(12,575)	(500,037)	(115.7)
Largo Resources Ltd.	(1,719)	(28,108)	(6.5)
LifeWorks, Inc.	(16,770)	(477,050)	(110.4)
Lundin Gold, Inc.	(59,818)	(542,274)	(125.4)
North West Co., Inc.	(32,225)	(939,164)	(217.2)
Russel Metals, Inc.	(1,571)	(44,325)	(10.2)
Seabridge Gold, Inc.	(29,609)	(536,123)	(124.0)
Silvercorp Metals, Inc.	(10,855)	(53,944)	(12.5)
Sleep Country Canada Holdings, Inc.	(31,621)	(745,410)	(172.4)
Sprott Physical Uranium Trust	(2,759)	(25,542)	(5.9)
Torex Gold Resources, Inc.	(86,466)	(972,361)	(224.9)
Trisura Group Ltd.	(910)	(33,990)	(7.9)
Victoria Gold Corp.	(6,993)	(105,377)	(24.4)

		(5,640,627)

Chile
Liberty Latin America Ltd., Class C	(1,965)	(27,176)	(6.3)

Denmark
Ringkjoebing Landbobank A/S	(23,674)	(2,687,911)	(621.8)

Egypt
Energean PLC	(87,841)	(791,202)	(183.0)

Finland
Oriola OYJ, Class B	(172)	(397)	(0.1)
Sanoma OYJ	(8,761)	(162,542)	(37.6)

		(162,939)

Security	Shares	Value	% of Basket Value

France
Kaufman & Broad SA	(1,939)	$(86,035)	(19.9)%
Nacon SA	(1,867)	(11,022)	(2.6)
Nexity SA	(10,856)	(546,862)	(126.5)

		(643,919)

Germany
CECONOMY AG	(75,834)	(363,816)	(84.2)
Instone Real Estate Group AG	(10,769)	(333,420)	(77.1)
Krones AG	(2,912)	(287,107)	(66.4)
Medios AG	(22)	(889)	(0.2)
Sixt SE	(2,583)	(359,361)	(83.1)
Suedzucker AG	(2,517)	(37,887)	(8.8)
TBC Bank Group PLC	(2,238)	(37,765)	(8.7)

		(1,420,245)

Ghana
Kosmos Energy Ltd.	(12,968)	(29,956)	(6.9)

Ireland
Keywords Studios PLC	(11,032)	(449,607)	(104.0)

Israel
Cellcom Israel Ltd.	(59,030)	(222,094)	(51.4)
Electreon Wireless Ltd.	(1,233)	(64,719)	(15.0)
Gilat Satellite Networks Ltd.	(5,197)	(53,621)	(12.4)
Malam - Team Ltd.	(5,395)	(179,744)	(41.6)
Naphtha Israel Petroleum Corp. Ltd.	(30,252)	(139,261)	(32.2)
Property & Building Corp. Ltd.	(349)	(43,299)	(10.0)
Tremor International Ltd.	(9,207)	(100,590)	(23.2)

		(803,328)

Japan
Aeon Delight Co. Ltd.	(21,400)	(704,107)	(162.9)
Aeon Hokkaido Corp.	(15,400)	(145,357)	(33.6)
Aiful Corp.	(202,200)	(635,528)	(147.0)
Alpha Systems, Inc.	(900)	(32,971)	(7.6)
Aomori Bank Ltd.	(6,300)	(114,105)	(26.4)
Awa Bank Ltd.	(18,300)	(331,227)	(76.6)
Bank of Nagoya Ltd.	(24,100)	(543,803)	(125.8)
Bank of Okinawa Ltd.	(10,600)	(239,086)	(55.3)
BML, Inc.	(15,700)	(542,241)	(125.4)
Bunka Shutter Co. Ltd.	(26,700)	(287,319)	(66.5)
cocokara fine, Inc.	(2,700)	(201,573)	(46.6)
Daihen Corp.	(1,700)	(76,241)	(17.6)
Daiho Corp.	(9,900)	(384,196)	(88.9)
Daiseki Co. Ltd.	(5,800)	(268,454)	(62.1)
Daishi Hokuetsu Financial Group, Inc.	(5,100)	(112,734)	(26.1)
Descente Ltd.	(6,600)	(179,609)	(41.6)
Digital Garage, Inc.	(1,800)	(74,717)	(17.3)
Eagle Industry Co. Ltd.	(16,800)	(198,634)	(46.0)
EM Systems Co. Ltd.	(61,400)	(458,961)	(106.2)
Enplas Corp.	(800)	(24,266)	(5.6)
ESPEC Corp.	(11,000)	(231,047)	(53.5)
Ferrotec Holdings Corp.	(1,300)	(34,211)	(7.9)
Fuji Co. Ltd/Ehime	(24,100)	(428,649)	(99.2)
Fuji Corp/Aichi	(2,000)	(47,065)	(10.9)
Fujitec Co. Ltd.	(41,800)	(928,665)	(214.8)
Fukushima Galilei Co. Ltd.	(5,800)	(239,241)	(55.3)
Futaba Industrial Co. Ltd.	(12,500)	(64,958)	(15.0)
Hioki EE Corp.	(2,000)	(139,496)	(32.3)
Hitachi Zosen Corp.	(25,700)	(185,683)	(43.0)
Hokkoku Bank Ltd.	(6,200)	(115,381)	(26.7)
Hoshino Resorts REIT, Inc.	(24)	(152,657)	(35.3)
Ichikoh Industries Ltd.	(30,600)	(205,413)	(47.5)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Itochu-Shokuhin Co. Ltd.	(2,700)	$(127,256)	(29.4)%
Jaccs Co. Ltd.	(23,000)	(534,886)	(123.7)
Japan Investment Adviser Co. Ltd.	(9,300)	(125,621)	(29.1)
JTOWER, Inc.	(3,300)	(219,322)	(50.7)
Kadokawa Dwango	(1,000)	(39,048)	(9.0)
Kameda Seika Co. Ltd.	(1,300)	(53,671)	(12.4)
Kanto Denka Kogyo Co. Ltd.	(142,000)	(1,365,340)	(315.8)
Kappa Create Co. Ltd.	(14,600)	(188,339)	(43.6)
Keiyo Co. Ltd.	(163,800)	(1,249,749)	(289.1)
Key Coffee, Inc.	(2,000)	(38,661)	(9.0)
KFC Holdings Japan Ltd.	(4,300)	(111,773)	(25.9)
Kintetsu Department Store Co. Ltd.	(2,600)	(72,997)	(16.9)
Kisoji Co. Ltd.	(7,500)	(161,481)	(37.4)
Kiyo Bank Ltd.	(69,700)	(929,972)	(215.1)
Kojima Co. Ltd.	(87,900)	(553,600)	(128.1)
Konishi Co. Ltd.	(12,700)	(188,446)	(43.6)
Leopalace21 Corp.	(115,300)	(157,317)	(36.4)
Lifenet Insurance Co.	(5,100)	(52,692)	(12.2)
Maruwa Co. Ltd/Aichi	(4,900)	(479,949)	(111.0)
Matsuya Co. Ltd.	(99,400)	(818,892)	(189.4)
MCJ Co. Ltd.	(4,200)	(47,485)	(11.0)
Meiko Electronics Co. Ltd.	(17,200)	(476,174)	(110.2)
Melco Holdings, Inc.	(1,900)	(102,034)	(23.6)
Mie Kotsu Group Holdings, Inc.	(84,800)	(371,314)	(85.9)
Mirait Holdings Corp.	(4,600)	(90,701)	(21.0)
Mitani Sekisan Co. Ltd.	(5,500)	(223,554)	(51.7)
Mitsuuroko Group Holdings Co. Ltd.	(5,700)	(65,390)	(15.1)
Modec, Inc.	(2,100)	(35,166)	(8.1)
Nichiden Corp.	(5,900)	(119,795)	(27.7)
Nippon Ceramic Co. Ltd.	(11,700)	(310,119)	(71.7)
Nippon Koei Co. Ltd.	(2,200)	(60,192)	(13.9)
Nippon Road Co. Ltd.	(3,600)	(267,115)	(61.8)
Nissin Electric Co. Ltd.	(60,400)	(704,166)	(162.9)
Nitta Corp.	(1,200)	(28,915)	(6.7)
Nittoku Co. Ltd.	(17,400)	(609,567)	(141.0)
Noritake Co. Ltd/Nagoya Japan	(1,400)	(54,042)	(12.5)
Noritz Corp.	(4,300)	(73,168)	(16.9)
North Pacific Bank Ltd.	(271,400)	(580,545)	(134.3)
Okamura Corp.	(57,100)	(808,743)	(187.1)
Okinawa Cellular Telephone Co.	(700)	(33,299)	(7.7)
Osaka Organic Chemical Industry Ltd.	(2,400)	(82,290)	(19.0)
Pasona Group, Inc.	(1,200)	(24,240)	(5.6)
Pressance Corp.	(15,800)	(230,666)	(53.4)
Prima Meat Packers Ltd.	(11,500)	(311,820)	(72.1)
Qol Holdings Co. Ltd.	(24,400)	(338,253)	(78.3)
Ringer Hut Co. Ltd.	(15,000)	(310,328)	(71.8)
Rorze Corp.	(4,500)	(347,257)	(80.3)
RS Technologies Co. Ltd.	(3,200)	(171,287)	(39.6)
Saibu Gas Co. Ltd.	(4,300)	(95,338)	(22.1)
San-Ai Oil Co. Ltd.	(35,300)	(440,142)	(101.8)
Seiren Co. Ltd.	(34,400)	(699,618)	(161.8)
Sodick Co. Ltd.	(53,600)	(500,283)	(115.7)
ST Corp.	(1,400)	(22,162)	(5.1)
Suruga Bank Ltd.	(39,300)	(118,903)	(27.5)
T Hasegawa Co. Ltd.	(33,000)	(768,742)	(177.8)
Tachi-S Co. Ltd.	(3,400)	(45,331)	(10.5)
Taikisha Ltd.	(1,000)	(31,586)	(7.3)
Taki Chemical Co. Ltd.	(5,600)	(296,212)	(68.5)
Tamura Corp.	(1,100)	(8,673)	(2.0)
Tenma Corp.	(17,700)	(415,329)	(96.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Toei Co. Ltd.	(1,800)	$(324,747)	(75.1)%
Toho Bank Ltd.	(13,800)	(26,091)	(6.0)
Token Corp.	(3,000)	(270,826)	(62.7)
Tokyotokeiba Co. Ltd.	(9,800)	(390,287)	(90.3)
TOMONY Holdings, Inc.	(54,900)	(149,548)	(34.6)
Toyo Construction Co. Ltd.	(23,400)	(125,305)	(29.0)
Toyo Tanso Co. Ltd.	(6,200)	(162,837)	(37.7)
Union Tool Co.	(12,600)	(465,210)	(107.6)
Universal Entertainment Corp.	(3,000)	(64,772)	(15.0)
UT Group Co. Ltd.	(1,600)	(49,952)	(11.6)
V Technology Co. Ltd.	(9,900)	(433,995)	(100.4)
World Holdings Co. Ltd.	(6,800)	(197,687)	(45.7)
Yonex Co. Ltd.	(97,900)	(609,198)	(140.9)
Yoshinoya Holdings Co. Ltd.	(28,200)	(536,393)	(124.1)
Zojirushi Corp.	(4,700)	(65,234)	(15.1)

		(29,988,633)

Liechtenstein
Liechtensteinische Landesbank AG	(1,055)	(62,265)	(14.4)

Malta
Media and Games Invest SE	(195)	(1,300)	(0.3)

Netherlands
Boskalis Westminster	(11,840)	(372,594)	(86.2)
Brack Capital Properties NV	(604)	(64,502)	(14.9)
NSI NV	(4,784)	(193,546)	(44.8)
SIF Holding NV	(672)	(11,247)	(2.6)
Sligro Food Group NV	(1,157)	(33,582)	(7.8)

		(675,471)

New Zealand
Goodman Property Trust	(257,739)	(437,314)	(101.2)
Restaurant Brands New Zealand Ltd.	(16,904)	(188,432)	(43.6)
Summerset Group Holdings Ltd.	(34,446)	(309,878)	(71.7)
Synlait Milk Ltd.	(170,039)	(441,879)	(102.2)
Z Energy Ltd.	(21,949)	(45,098)	(10.4)

		(1,422,601)

Norway
Aker BioMarine ASA	(18,570)	(106,358)	(24.6)
Aker Horizons Holding ASA	(262,237)	(766,272)	(177.3)
Aker Solutions ASA	(56,470)	(107,411)	(24.8)
Bank Norwegian ASA	(45,285)	(530,492)	(122.7)
Bonheur ASA	(4,293)	(137,030)	(31.7)
Norway Royal Salmon ASA	(6,288)	(149,464)	(34.6)
Sbanken ASA	(50,692)	(617,387)	(142.8)
SpareBank 1 SR-Bank ASA	(15,129)	(198,050)	(45.8)
Veidekke ASA	(15,287)	(196,911)	(45.6)

		(2,809,375)

Peru
Hochschild Mining PLC	(21,286)	(45,603)	(10.6)

Singapore
Kulicke & Soffa Industries, Inc.	(3,235)	(175,855)	(40.7)
Parkway Life Real Estate Investment Trust	(10,800)	(36,984)	(8.5)

		(212,839)

Spain
eDreams ODIGEO SA	(59)	(489)	(0.1)
Grupo Catalana Occidente SA	(2)	(75)	(0.0)
Metrovacesa SA	(338)	(2,814)	(0.7)
Neinor Homes SA	(5,493)	(79,946)	(18.5)

14

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Prosegur Cia de Seguridad SA	(10,026)	$(34,252)	(7.9)%
Sacyr SA	(18,737)	(45,558)	(10.5)
Soltec Power Holdings SA	(5,516)	(44,429)	(10.3)

		(207,563)

Sweden
Bilia AB	(7,200)	(154,490)	(35.7)
Bonava AB	(18,347)	(196,232)	(45.4)
Bravida Holding AB	(17,388)	(269,049)	(62.2)
Clas Ohlson AB	(50,540)	(518,412)	(119.9)
Collector AB	(6,913)	(28,821)	(6.7)
Duni AB	(16,769)	(220,901)	(51.1)
Inwido AB	(11,938)	(221,234)	(51.2)
Karo Pharma AB	(54,989)	(349,414)	(80.8)
Lindab International AB	(7,564)	(220,757)	(51.1)
Mekonomen AB	(43,563)	(696,834)	(161.2)
Nolato AB	(53,868)	(597,944)	(138.3)
Nordnet AB PUBL	(5,490)	(88,583)	(20.5)
Peab AB, Class B	(5,660)	(66,004)	(15.3)

		(3,628,675)

Switzerland
Allreal Holding AG	(8,051)	(1,665,571)	(385.3)
ALSO Holding AG	(1,226)	(377,213)	(87.3)
GAM Holding AG	(49,754)	(107,637)	(24.9)
Implenia AG	(14,533)	(386,007)	(89.3)
Kardex Holding AG	(900)	(242,062)	(56.0)
Mobilezone Holding AG	(26,246)	(315,772)	(73.1)
Mobimo Holding AG	(2,252)	(772,583)	(178.7)
Valiant Holding AG	(280)	(29,120)	(6.7)
Vontobel Holding AG	(7,291)	(642,867)	(148.7)
Zehnder Group AG	(1)	(106)	(0.0)

		(4,538,938)

United Kingdom
AB Dynamics PLC	(2,542)	(66,074)	(15.3)
Avon Protection PLC	(2,403)	(90,719)	(21.0)
Biffa PLC	(25,765)	(128,033)	(29.6)
Blue Prism Group PLC	(2,260)	(26,543)	(6.1)
Cairn Energy PLC	(293,952)	(521,206)	(120.6)
Capital & Counties Properties PLC	(110,534)	(262,144)	(60.6)
Close Brothers Group PLC	(1,679)	(36,011)	(8.3)
Cranswick PLC	(13,614)	(764,937)	(177.0)
Crest Nicholson Holdings PLC	(99,021)	(570,928)	(132.1)
EMIS Group PLC	(467)	(8,374)	(1.9)
Equiniti Group PLC	(1,095)	(2,724)	(0.6)
Essentra PLC	(200,031)	(788,115)	(182.3)
Euromoney Institutional Investor PLC	(40,115)	(566,937)	(131.2)
First Derivatives PLC	(118)	(3,838)	(0.9)
Genuit Group PLC	(12,340)	(109,548)	(25.3)
Go-Ahead Group PLC	(11,368)	(162,440)	(37.6)
Grainger PLC	(167,021)	(702,436)	(162.5)
IntegraFin Holdings PLC	(64,318)	(474,305)	(109.7)
Lancashire Holdings Ltd.	(22,224)	(196,678)	(45.5)
OSB Group PLC	(52,770)	(355,016)	(82.1)
Serica Energy PLC	(79,276)	(172,343)	(39.9)
Victoria PLC	(11,389)	(166,223)	(38.5)

		(6,175,572)

United States
ABM Industries, Inc.	(15,790)	(734,077)	(169.8)
ADTRAN, Inc.	(15,386)	(344,800)	(79.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Alto Ingredients, Inc.	(11,701)	$(62,015)	(14.3)%
Ambac Financial Group, Inc.	(73,777)	(1,071,242)	(247.8)
Ameris Bancorp.	(24,528)	(1,192,306)	(275.8)
AngioDynamics, Inc.	(7,703)	(205,131)	(47.5)
Apollo Medical Holdings, Inc.	(6,484)	(572,991)	(132.5)
Ares Management Corp., Class A	(12,000)	(859,320)	(198.8)
Argan, Inc.	(6,005)	(269,925)	(62.4)
Argonaut Gold, Inc.	(89,544)	(241,157)	(55.8)
Asbury Automotive Group, Inc.	(318)	(65,336)	(15.1)
Avaya Holdings Corp.	(5,563)	(134,736)	(31.2)
Berkshire Hills Bancorp, Inc.	(110)	(2,974)	(0.7)
Bluebird Bio, Inc.	(8,525)	(216,620)	(50.1)
Bristow Group, Inc.	(5,534)	(143,773)	(33.3)
Byline Bancorp, Inc.	(14,617)	(359,724)	(83.2)
California Water Service Group	(9,173)	(574,964)	(133.0)
Cara Therapeutics, Inc.	(1,752)	(20,971)	(4.9)
Casella Waste Systems, Inc.	(7,982)	(549,002)	(127.0)
Cavco Industries, Inc.	(2,249)	(528,515)	(122.3)
Columbia Property Trust, Inc.	(5,415)	(90,268)	(20.9)
CommScope Holding Co., Inc.	(30,604)	(647,581)	(149.8)
ConnectOne Bancorp, Inc.	(912)	(23,986)	(5.5)
Consolidated Communications Holdings, Inc.	(3,911)	(30,076)	(7.0)
Cracker Barrel Old Country Store, Inc.	(1,315)	(179,077)	(41.4)
CytomX Therapeutics, Inc.	(6,964)	(37,675)	(8.7)
Dana, Inc.	(31,991)	(772,903)	(178.8)
Danimer Scientific, Inc.	(1,533)	(25,570)	(5.9)
Dine Brands Global, Inc.	(1,022)	(79,174)	(18.3)
DTE Midstream LLC	(12,050)	(510,920)	(118.2)
Dycom Industries, Inc.	(2,361)	(163,853)	(37.9)
Eagle Bancorp, Inc.	(9,735)	(535,717)	(123.9)
Ebix, Inc.	(8,077)	(244,087)	(56.5)
Edgewell Personal Care Co.	(10,529)	(432,531)	(100.1)
Esperion Therapeutics, Inc.	(38,025)	(585,205)	(135.4)
Federal Signal Corp.	(3,544)	(140,378)	(32.5)
First Community Bankshares, Inc.	(3,072)	(89,702)	(20.8)
FormFactor, Inc.	(4,984)	(185,704)	(43.0)
Fresh Del Monte Produce, Inc.	(1,406)	(43,389)	(10.0)
Glatfelter Corp.	(23,887)	(363,799)	(84.2)
Global Industrial Co.	(4,239)	(167,525)	(38.8)
Golden Entertainment, Inc.	(15,037)	(684,334)	(158.3)
Granite Construction, Inc.	(9,286)	(356,768)	(82.5)
Healthcare Services Group, Inc.	(19,035)	(496,814)	(114.9)
HealthStream, Inc.	(874)	(25,530)	(5.9)
Herc Holdings, Inc.	(4,094)	(507,820)	(117.5)
Hilltop Holdings, Inc.	(9,033)	(286,165)	(66.2)
Hovnanian Enterprises, Inc., Class A	(842)	(87,896)	(20.3)
InterDigital, Inc.	(5,993)	(394,879)	(91.3)
Intersect ENT, Inc.	(11,054)	(258,111)	(59.7)
Kforce, Inc.	(9,415)	(587,779)	(136.0)
Koppers Holdings, Inc.	(4,412)	(135,493)	(31.3)
Landec Corp.	(24,549)	(268,566)	(62.1)
Laureate Education, Inc., Class A	(71,801)	(1,063,373)	(246.0)
LTC Properties, Inc.	(4,465)	(169,000)	(39.1)
Marten Transport Ltd.	(5,311)	(84,020)	(19.4)
MBIA, Inc.	(3,048)	(39,776)	(9.2)
MEDNAX, Inc.	(9,232)	(268,836)	(62.2)
Meredith Corp.	(515)	(22,475)	(5.2)
Meridian Bioscience, Inc.	(16,955)	(347,578)	(80.4)
Methode Electronics, Inc.	(13,956)	(667,516)	(154.4)
ModivCare, Inc.	(900)	(153,000)	(35.4)
Mr Cooper Group, Inc.	(12,904)	(479,771)	(111.0)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Myriad Genetics, Inc.	(6,256)	$(197,877)	(45.8)%
Nabors Industries Ltd.	(1,204)	(105,362)	(24.4)
Neenah, Inc.	(21,638)	(1,087,742)	(251.6)
Northfield Bancorp, Inc.	(10,790)	(177,496)	(41.1)
NV5 Global, Inc.	(2,417)	(229,615)	(53.1)
Option Care Health, Inc.	(1,518)	(31,453)	(7.3)
Owens & Minor, Inc.	(4,521)	(209,096)	(48.4)
Patterson-UTI Energy, Inc.	(5,901)	(47,326)	(10.9)
Pilgrim’s Pride Corp.	(68,843)	(1,524,873)	(352.7)
Piper Sandler Cos	(8,707)	(1,068,262)	(247.1)
Plantronics, Inc.	(7,267)	(226,658)	(52.4)
Playa Hotels & Resorts NV	(4,641)	(31,048)	(7.2)
Plexus Corp.	(1,881)	(169,892)	(39.3)
Premier, Inc., Class A	(7,505)	(267,478)	(61.9)
PriceSmart, Inc.	(863)	(77,446)	(17.9)
Radius Health, Inc.	(1,723)	(26,069)	(6.0)
Rayonier, Inc.	(10,595)	(399,537)	(92.4)
Ribbon Communications, Inc.	(3,118)	(21,545)	(5.0)
Sandy Spring Bancorp, Inc.	(3,749)	(155,921)	(36.1)
Schnitzer Steel Industries, Inc., Class A	(4,996)	(261,890)	(60.6)
Shyft Group, Inc.	(5,674)	(223,783)	(51.8)
SIGA Technologies, Inc.	(23,755)	(151,319)	(35.0)
Sinclair Broadcast Group, Inc.	(10,026)	(283,636)	(65.6)
Skyline Champion Corp.	(3,275)	(184,710)	(42.7)
SolarWinds Corp.	(8,979)	(100,924)	(23.3)
Spectrum Brands Holdings, Inc.	(2,218)	(193,742)	(44.8)
St Joe Co.	(4,882)	(221,008)	(51.1)
Standex International Corp.	(953)	(87,676)	(20.3)
Sterling Construction Co., Inc.	(7,565)	(166,127)	(38.4)
Summit Hotel Properties, Inc.	(12,469)	(112,346)	(26.0)
Super Micro Computer, Inc.	(5,144)	(195,678)	(45.3)
Taro Pharmaceutical Industries Ltd.	(3,328)	(236,954)	(54.8)
Tivity Health, Inc.	(954)	(23,926)	(5.5)
Tootsie Roll Industries, Inc.	(1,641)	(56,434)	(13.1)
Transocean Ltd.	(43,114)	(155,642)	(36.0)
Travere Therapeutics, Inc.	(8,377)	(115,184)	(26.6)
Tredegar Corp.	(16,631)	(217,367)	(50.3)
TTEC Holdings, Inc.	(2,638)	(275,671)	(63.8)
Unisys Corp.	(30,615)	(684,245)	(158.3)
Veru, Inc.	(36,253)	(249,058)	(57.6)
Vivint Smart Home, Inc.	(18,723)	(229,731)	(53.1)
Winnebago Industries, Inc.	(16,337)	(1,174,140)	(271.6)

		(32,540,086)

Total Reference Entity — Short		(95,896,792)

Net Value of Reference Entity — Bank of America N.A.		$432,289

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	638	$1,000,831	(41.8)%

Australia
Alumina Ltd.	628,778	771,088	(32.2)
Atlas Arteria Ltd.	3,127	14,446	(0.6)
Bendigo & Adelaide Bank Ltd.	45,250	343,506	(14.4)
Challenger Ltd.	16,859	70,563	(2.9)
CSR Ltd.	94,320	386,912	(16.2)
Harvey Norman Holdings Ltd.	50,767	212,024	(8.9)
Magellan Financial Group Ltd.	1,030	37,161	(1.5)
Medibank Pvt Ltd.	470,812	1,148,256	(48.0)
Mineral Resources Ltd.	7,451	344,752	(14.4)
Nufarm Ltd.	29,077	92,226	(3.8)
Perpetual Ltd.	22,592	624,390	(26.1)
Platinum Asset Management Ltd.	168,939	509,009	(21.3)
Scentre Group	260,081	496,557	(20.8)
Treasury Wine Estates Ltd.	19,515	171,180	(7.2)
Worley Ltd.	22,988	188,764	(7.9)

		5,410,834

Austria
ANDRITZ AG	7,699	423,869	(17.7)

Canada
Canadian Western Bank	11,201	305,343	(12.8)
Canfor Corp.	23,351	450,886	(18.8)
CGI, Inc.	15,109	1,374,415	(57.5)
Crescent Point Energy Corp.	93,146	340,450	(14.2)
Fairfax Financial Holdings Ltd.	3,066	1,291,524	(54.0)
Gibson Energy, Inc.	7,777	142,500	(6.0)
Gildan Activewear, Inc.	4,604	158,719	(6.6)
Hydro One Ltd.	87,498	2,160,098	(90.3)
Innergex Renewable Energy Inc.	4,337	75,609	(3.2)
Onex Corp.	563	42,916	(1.8)
TMX Group Ltd.	3,158	346,808	(14.5)
Wheaton Precious Metals Corp.	45,338	2,094,284	(87.5)
Whitecap Resources, Inc.	105,722	483,867	(20.2)
WSP Global, Inc.	12,896	1,530,754	(64.0)
Yamana Gold, Inc.	108,405	485,720	(20.3)

		11,283,893

China
Budweiser Brewing Co. APAC Ltd.	404,100	1,127,767	(47.1)

Denmark
Novozymes A/S, B Shares	18,672	1,466,962	(61.3)

16

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland
Outokumpu OYJ	891	$6,357	(0.3)%
Valmet OYJ	1,144	47,742	(2.0)

		54,099

France
ALD SA	71,558	1,047,601	(43.8)
Alstom SA	7,703	319,492	(13.4)
CNP Assurances	50,675	861,383	(36.0)
Dassault Systemes SE	795	43,854	(1.8)
Imerys SA	7,059	326,973	(13.7)
Klepierre SA	26,335	637,621	(26.7)
La Francaise des Jeux SAEM	19,357	1,034,859	(43.3)
Legrand SA	49,151	5,539,114	(231.5)
LVMH Moet Hennessy Louis Vuitton SE	10,277	8,228,455	(344.0)
Rubis SCA	16,882	677,225	(28.3)
Sartorius Stedim Biotech	86	49,101	(2.0)
Societe Generale SA	33,855	991,467	(41.4)
Valeo SA	6,196	179,163	(7.5)

		19,936,308

Germany
alstria office REIT-AG	34,100	721,461	(30.2)
Capital Stage AG	35,612	651,747	(27.2)
Grand City Properties SA	10,133	269,136	(11.2)
HelloFresh SE	372	34,871	(1.5)
Rheinmetall AG	22,099	2,120,616	(88.6)
Schaeffler AG	67,541	588,128	(24.6)
Solarworld AG	10	5	(0.0)
Talanx AG	2	85	(0.0)
thyssenkrupp AG	33,852	337,262	(14.1)
Zalando SE	28,887	3,209,701	(134.2)

		7,933,012

Hong Kong
AIA Group Ltd.	261,000	3,123,064	(130.6)
Dah Sing Banking Group Ltd.	126,400	130,122	(5.4)
Haitong International Securities Group Ltd.	161,000	41,493	(1.7)
Kerry Properties Ltd.	38,000	112,222	(4.7)
Shun Tak Holdings Ltd.	458,000	132,685	(5.6)
Swire Properties Ltd.	189,000	537,545	(22.5)
Techtronic Industries Co. Ltd.	141,500	2,523,268	(105.5)
Yue Yuen Industrial Holdings Ltd.	263,500	556,091	(23.2)

		7,156,490

Ireland
AIB Group PLC	116,022	284,956	(11.9)
Kingspan Group PLC	12,612	1,371,477	(57.3)

		1,656,433

Israel
Alony Hetz Properties & Investments Ltd.	7,541	102,735	(4.3)
Gazit-Globe Ltd.	13,192	98,086	(4.1)
Nova Measuring Instruments Ltd.	1,845	180,441	(7.5)

		381,262

Italy
BPER Banca	347,484	677,424	(28.3)
Intesa Sanpaolo SpA	107,974	298,283	(12.5)
Poste Italiane SpA	21,500	284,498	(11.9)
UnipolSai Assicurazioni SpA	137,009	380,378	(15.9)

		1,640,583

Security	Shares	Value	% of Basket Value

Japan
Alps Alpine Co. Ltd.	15,600	$162,379	(6.8)%
Asahi Kasei Corp.	121,600	1,326,038	(55.4)
Azbil Corp.	12,800	499,176	(20.9)
Benesse Holdings, Inc.	20,500	471,724	(19.7)
Canon Marketing Japan, Inc.	6,900	154,555	(6.5)
Canon, Inc.	15,900	366,146	(15.3)
Casio Computer Co. Ltd.	78,800	1,284,362	(53.7)
COMSYS Holdings Corp.	500	13,896	(0.6)
CyberAgent, Inc.	25,400	457,160	(19.1)
Daiichi Sankyo Co. Ltd.	103,300	2,045,783	(85.5)
DIC Corp.	7,300	197,275	(8.2)
Disco Corp.	5,500	1,570,562	(65.7)
Fast Retailing Co. Ltd.	1,600	1,085,125	(45.4)
Fuji Media Holdings, Inc.	73,800	800,649	(33.5)
Hamamatsu Photonics KK	15,700	872,929	(36.5)
Hikari Tsushin, Inc.	5,300	917,593	(38.4)
Inpex Corp.	3,400	24,115	(1.0)
Itochu Techno-Solutions Corp.	6,100	186,550	(7.8)
Kansai Paint Co. Ltd.	600	14,736	(0.6)
Kao Corp.	25,400	1,529,367	(63.9)
KDDI Corp.	23,200	709,540	(29.7)
Kirin Holdings Co. Ltd.	150,500	2,752,765	(115.1)
Konica Minolta, Inc.	350,800	1,803,973	(75.4)
Kuraray Co. Ltd.	39,500	366,780	(15.3)
Lawson, Inc.	28,800	1,447,490	(60.5)
Maeda Corp.	7,100	59,691	(2.5)
Maruichi Steel Tube Ltd.	700	16,887	(0.7)
Mitsubishi Materials Corp.	90,600	1,890,256	(79.0)
MonotaRO Co. Ltd.	1,600	36,804	(1.5)
Nankai Electric Railway Co. Ltd.	4,800	101,928	(4.3)
NGK Spark Plug Co. Ltd.	42,100	620,014	(25.9)
Nidec Corp.	14,300	1,605,082	(67.1)
Nihon Kohden Corp.	1,000	30,549	(1.3)
Nippon Paper Industries Co. Ltd.	10,700	125,076	(5.2)
Nippon Telegraph & Telephone Corp.	12,600	322,662	(13.5)
Nippon Television Holdings, Inc.	20,600	229,036	(9.6)
NOK Corp.	26,900	355,823	(14.9)
Olympus Corp.	16,000	329,270	(13.8)
Omron Corp.	12,200	1,044,015	(43.6)
Secom Co. Ltd.	55,800	4,223,532	(176.5)
Shimadzu Corp.	37,200	1,500,294	(62.7)
Shiseido Co. Ltd.	4,500	300,761	(12.6)
SKY Perfect JSAT Holdings Inc.	138,500	523,980	(21.9)
Sumitomo Chemical Co. Ltd.	662,700	3,449,695	(144.2)
Suntory Beverage & Food Ltd.	8,900	312,056	(13.0)
Takeda Pharmaceutical Co. Ltd.	96,200	3,202,163	(133.9)
Teijin Ltd.	20,100	302,645	(12.6)
Terumo Corp.	2,000	77,621	(3.2)
Tokyo Electron Ltd.	5,100	2,103,370	(87.9)
Trend Micro, Inc.	26,800	1,395,291	(58.3)
Yamada Holdings Co. Ltd.	479,500	2,265,373	(94.7)
Yamaguchi Financial Group, Inc.	5,600	32,194	(1.3)
Yamaha Motor Co. Ltd.	5,400	135,220	(5.7)
Yaskawa Electric Corp.	24,400	1,208,207	(50.5)
Yokogawa Electric Corp.	49,900	767,671	(32.1)
ZOZO, Inc.	46,700	1,590,541	(66.5)

		51,218,375

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Luxembourg
L’Occitane International SA	12,000	$41,693	(1.7)%
RTL Group SA	15,581	882,090	(36.9)

		923,783

Netherlands
IMCD NV	984	170,421	(7.1)
PostNL NV	201,199	1,088,806	(45.5)
Signify NV	3,155	176,739	(7.4)

		1,435,966

New Zealand
Infratil Ltd.	50,269	256,067	(10.7)

Norway
DNB Bank ASA	66,084	1,354,256	(56.6)
Norsk Hydro ASA	3,022	20,105	(0.9)
Salmar ASA	8,524	565,412	(23.6)
Scatec ASA	2,588	55,604	(2.3)

		1,995,377

Spain
Atlantica Sustainable Infrastructure PLC	7,783	309,452	(12.9)
Fluidra SA	9,047	366,754	(15.3)
Grifols SA	2,180	55,441	(2.3)
Industria de Diseno Textil SA	2,226	75,494	(3.2)

		807,141

Sweden
Elekta AB	32,081	468,238	(19.6)
ICA Gruppen AB	1,430	70,683	(3.0)
Intrum AB	1,425	44,154	(1.8)
Lundin Energy AB	1,568	48,888	(2.0)
Saab AB, Class B	209	6,342	(0.3)

		638,305

Switzerland
Givaudan SA	39	194,658	(8.2)
Kuehne + Nagel International AG	3,737	1,260,614	(52.7)
PSP Swiss Property AG, Registered Shares	1,214	164,288	(6.9)
Sika AG	11,927	4,201,529	(175.6)
Tecan Group AG	623	359,265	(15.0)

		6,180,354

United Kingdom
Ashmore Group PLC	95,041	501,908	(21.0)
Ashtead Group PLC	26,396	1,975,198	(82.6)
Diploma PLC	11,953	491,021	(20.5)
Fevertree Drinks PLC	18,150	603,214	(25.2)
Games Workshop Group PLC	69	10,905	(0.5)
Greggs PLC	3,760	144,075	(6.0)
HomeServe PLC	140,669	1,828,206	(76.4)
Intertek Group PLC	7,895	565,645	(23.7)
ITV PLC	95,511	148,515	(6.2)
John Wood Group PLC	88,104	266,882	(11.2)
Just Eat Takeaway.com NV	5,450	483,964	(20.2)
Nomad Foods Ltd.	19,818	517,646	(21.6)
Pennon Group PLC	3,937	69,860	(2.9)
Phoenix Group Holdings PLC	116,112	1,094,220	(45.7)
Primary Health Properties PLC	50,414	114,686	(4.8)
Renishaw PLC	17,153	1,220,151	(51.0)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Spirax-Sarco Engineering PLC	138	$28,752	(1.2)%
Virgin Money UK PLC	8,520	23,549	(1.0)

		10,088,397

United States
Agilent Technologies, Inc.	34,033	5,214,877	(218.0)
Agree Realty Corp.	26,652	2,002,898	(83.7)
Airbnb, Inc., Class A	7,159	1,030,968	(43.1)
Akamai Technologies, Inc.	5,612	672,991	(28.1)
Alarm.com Holdings, Inc.	2,168	180,421	(7.5)
Allogene Therapeutics, Inc.	12,168	267,088	(11.2)
Alteryx, Inc., Class A	15,498	1,199,545	(50.1)
Amazon.com, Inc.	445	1,480,778	(61.9)
Ambarella, Inc.	6,431	633,389	(26.5)
Arista Networks, Inc.	6,448	2,452,755	(102.5)
ASGN, Inc.	1,703	172,224	(7.2)
AT&T, Inc.	8,865	248,663	(10.4)
Baker Hughes Co.	2,025	43,011	(1.8)
Bandwidth, Inc., Class A	1,265	164,020	(6.9)
Bloom Energy Corp., Class A	7,989	174,160	(7.3)
Booking Holdings, Inc.	178	387,730	(16.2)
BorgWarner, Inc.	3,633	177,944	(7.4)
Boston Beer Co., Inc., Class A	140	99,400	(4.2)
Carter’s, Inc.	3,389	331,241	(13.8)
Ciena Corp.	13,057	759,134	(31.7)
Cigna Corp.	2,885	662,079	(27.7)
Clean Harbors, Inc.	24,034	2,283,230	(95.4)
CMC Materials, Inc.	5,476	792,049	(33.1)
Cogent Communications Holdings, Inc.	14,078	1,092,594	(45.7)
CoStar Group, Inc.	5,266	467,884	(19.6)
Curtiss-Wright Corp.	291	34,425	(1.4)
CyberArk Software Ltd.	967	137,343	(5.7)
D.R. Horton, Inc.	1,542	147,153	(6.2)
Edison International	21,342	1,163,139	(48.6)
Elastic NV	211	31,241	(1.3)
EOG Resources, Inc.	2,009	146,376	(6.1)
Equity Residential	252	21,201	(0.9)
Erie Indemnity Co., Class A	1,897	350,736	(14.7)
Essent Group Ltd.	21,699	980,144	(41.0)
eXp World Holdings, Inc.	6,299	226,260	(9.5)
Expeditors International of Washington, Inc.	1,658	212,638	(8.9)
Ferguson PLC	1,933	271,105	(11.3)
Fidelity National Financial, Inc.	22,750	1,014,877	(42.4)
First Republic Bank	3,285	640,641	(26.8)
Flowers Foods, Inc.	56,926	1,341,177	(56.1)
Freshpet, Inc.	4,767	698,127	(29.2)
Gap, Inc.	4,849	141,445	(5.9)
GoodRx Holdings, Inc., Class A	7,345	235,554	(9.9)
Grand Canyon Education, Inc.	4,126	381,119	(15.9)
Guidewire Software, Inc.	1,085	124,992	(5.2)
H&R Block, Inc.	4,416	108,413	(4.5)
Hartford Financial Services Group, Inc.	7,725	491,464	(20.5)
Healthcare Trust of America, Inc., Class A	20,613	589,326	(24.6)
HealthEquity, Inc.	4,197	310,494	(13.0)
HEICO Corp.	4,349	588,202	(24.6)
HEICO Corp., Class A	88	10,674	(0.4)
Hewlett Packard Enterprise Co.	48,071	697,029	(29.1)
Hexcel Corp.	3,064	166,743	(7.0)
HubSpot, Inc.	1,470	876,149	(36.6)
ICU Medical, Inc.	291	59,157	(2.5)

18

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Insulet Corp.	108	$30,207	(1.3)%
Interactive Brokers Group, Inc., Class A	40,410	2,499,763	(104.5)
International Game Technology PLC	1,807	33,881	(1.4)
Intuit, Inc.	6,003	3,181,410	(133.0)
Kilroy Realty Corp.	6,827	472,906	(19.8)
Kimco Realty Corp.	5,295	112,942	(4.7)
Landstar System, Inc.	6,680	1,048,760	(43.8)
Lennox International, Inc.	426	140,337	(5.9)
Levi Strauss & Co., Class A	23,575	648,784	(27.1)
LGI Homes, Inc.	135	23,071	(1.0)
LHC Group, Inc.	13,060	2,810,251	(117.5)
Life Storage, Inc.	10,154	1,191,673	(49.8)
LivePerson, Inc.	1,958	124,705	(5.2)
Manhattan Associates, Inc.	2,047	326,763	(13.7)
Martin Marietta Materials, Inc.	231	83,922	(3.5)
Medical Properties Trust, Inc.	156	3,281	(0.1)
Medpace Holdings, Inc.	3,544	623,531	(26.1)
Mercury Systems, Inc.	22,408	1,478,928	(61.8)
Meritage Homes Corp.	4,745	515,212	(21.5)
Mettler-Toledo International, Inc.	179	263,794	(11.0)
Molson Coors Beverage Co., Class B	6,688	326,976	(13.7)
Moody’s Corp.	7,328	2,755,328	(115.2)
Morningstar, Inc.	1,347	340,293	(14.2)
Motorola Solutions, Inc.	1,405	314,608	(13.2)
MSCI, Inc.	692	412,404	(17.2)
NetApp, Inc.	9,687	770,988	(32.2)
New Relic, Inc.	3,595	248,343	(10.4)
New York Times Co., Class A	20,126	881,116	(36.8)
Okta, Inc.	1,490	369,207	(15.4)
Opendoor Technologies Inc.	9,329	138,256	(5.8)
Paycom Software, Inc.	1,664	665,600	(27.8)
PayPal Holdings, Inc.	1,941	534,804	(22.4)
Penumbra, Inc.	5,074	1,350,851	(56.5)
Pioneer Natural Resources Co.	6,880	1,000,146	(41.8)
Planet Fitness, Inc., Class A	2,969	223,358	(9.3)
Plug Power, Inc.	7,690	209,783	(8.8)
PROG Holdings, Inc.	1,520	66,530	(2.8)
Progyny, Inc.	1,631	90,830	(3.8)
Prologis, Inc.	7,366	943,143	(39.4)
Ralph Lauren Corp.	4,792	543,988	(22.7)
Reinsurance Group of America, Inc.	138	15,205	(0.6)
Resideo Technologies, Inc.	187	5,516	(0.2)
Ryder System, Inc.	4,331	329,806	(13.8)
S&P Global, Inc.	4,761	2,041,136	(85.3)
SailPoint Technologies Holding, Inc.	2,860	142,971	(6.0)
salesforce.com, Inc.	4,634	1,121,104	(46.9)
SBA Communications Corp.	3,733	1,272,916	(53.2)
Schlumberger NV	6,942	200,138	(8.4)
Schneider Electric SE	32,290	5,408,198	(226.1)
Scotts Miracle-Gro Co.	3,872	685,189	(28.6)
ServiceNow, Inc.	4,200	2,469,138	(103.2)
Shake Shack, Inc., Class A	1,873	188,311	(7.9)
Silicon Laboratories, Inc.	5,641	840,453	(35.1)
Sims Ltd.	45,000	544,007	(22.7)
Sirius XM Holdings, Inc.	641,739	4,152,051	(173.6)
SiteOne Landscape Supply, Inc.	2,199	384,341	(16.1)
Snap, Inc., Class A	4,704	350,072	(14.6)
Snap-on, Inc.	3,295	718,244	(30.0)
SolarEdge Technologies, Inc.	2,657	689,438	(28.8)
Spirit Realty Capital, Inc.	10,221	513,299	(21.5)
STAAR Surgical Co.	1,917	245,223	(10.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Sunnova Energy International, Inc.	13,422	$511,378	(21.4)%
SunPower Corp.	3,879	96,083	(4.0)
Sunrun, Inc.	8,971	475,194	(19.9)
Tandem Diabetes Care, Inc.	4,347	472,388	(19.7)
Tenable Holdings, Inc.	20,230	865,844	(36.2)
Terminix Global Holdings, Inc.	4,452	233,730	(9.8)
Uber Technologies, Inc.	3,861	167,799	(7.0)
Ultragenyx Pharmaceutical, Inc.	10,907	870,706	(36.4)
Universal Display Corp.	8,012	1,878,734	(78.5)
Valvoline, Inc.	17,396	533,709	(22.3)
Varonis Systems, Inc.	9,508	581,890	(24.3)
Veeva Systems, Inc., Class A	613	203,951	(8.5)
VeriSign, Inc.	3,688	797,973	(33.4)
Visa, Inc., Class A	8,058	1,985,411	(83.0)
VMware, Inc., Class A	4,634	712,431	(29.8)
Voya Financial, Inc.	28,881	1,859,936	(77.8)
W.R. Berkley Corp.	14,099	1,031,624	(43.1)
Wendy’s Co.	15,467	358,989	(15.0)
Western Union Co.	10,141	235,373	(9.8)
Westlake Chemical Corp.	2,009	166,586	(7.0)
Willis Towers Watson PLC	6,225	1,282,848	(53.6)
Wintrust Financial Corp.	5,677	405,338	(16.9)
Workday, Inc., Class A	5,913	1,386,007	(57.9)
World Wrestling Entertainment, Inc., Class A	2,812	138,857	(5.8)
WP Carey, Inc.	6,846	552,404	(23.1)
Zebra Technologies Corp., Class A	171	94,474	(4.0)
Zillow Group, Inc., Class A	2,228	238,686	(10.0)
Zscaler, Inc.	940	221,755	(9.3)

		103,665,944

Zambia
First Quantum Minerals Ltd.	8,584	183,845	(7.7)

Total Reference Entity — Long		236,865,897

Reference Entity — Short

Common Stocks

Australia
Afterpay Ltd.	(27)	(1,919)	0.1
AGL Energy Ltd.	(116,745)	(618,239)	25.8
Altium Ltd.	(8,387)	(209,466)	8.8
Crown Resorts Ltd.	(113,995)	(723,226)	30.2
Downer EDI Ltd.	(7,369)	(28,669)	1.2
Fortescue Metals Group Ltd.	(23,754)	(434,047)	18.1
Incitec Pivot Ltd.	(296,989)	(585,441)	24.5
Lynas Rare Earths Ltd.	(129,667)	(700,853)	29.3
NEXTDC Ltd.	(79,375)	(746,130)	31.2
Pilbara Minerals Ltd.	(242,098)	(315,018)	13.2
Qantas Airways Ltd.	(13,155)	(44,346)	1.8
Santos Ltd.	(583)	(2,751)	0.1

		(4,410,105)

Austria
BAWAG Group AG	(3,745)	(212,751)	8.9

Belgium
Colruyt SA	(2,034)	(115,648)	4.8
Sofina SA	(3,468)	(1,626,089)	68.0

		(1,741,737)

Canada
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(2,404)	(130,143)	5.4
Brookfield Asset Management, Inc., Class A	(29,303)	(1,581,883)	66.1

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Canadian National Railway Co.	(11,914)	$(1,294,535)	54.1%
Centerra Gold, Inc.	(89,866)	(722,472)	30.2
Dollarama, Inc.	(10,194)	(480,040)	20.1
Kinross Gold Corp.	(116,895)	(765,496)	32.0
Kirkland Lake Gold Ltd.	(6,594)	(281,973)	11.8
Metro, Inc.	(36,629)	(1,899,564)	79.4
Saputo, Inc.	(14,134)	(407,842)	17.0
TransAlta Corp.	(27,659)	(288,429)	12.1
Voyager Digital Ltd.	(8,440)	(114,328)	4.8

		(7,966,705)

Finland
Huhtamaki OYJ	(31,846)	(1,696,129)	70.9
Stora Enso OYJ	(20,935)	(414,548)	17.3
TietoEVRY OYJ	(16,472)	(554,025)	23.2

		(2,664,702)

France
Adevinta ASA	(12,000)	(230,729)	9.6
Aeroports de Paris	(838)	(101,580)	4.3
Bollore SA	(514,759)	(2,876,639)	120.3
Capgemini SE	(3,144)	(679,584)	28.4
Dassault Aviation SA	(2,160)	(2,571,807)	107.5
Edenred	(7,738)	(449,597)	18.8
Eurazeo SE	(108)	(10,461)	0.4
Getlink SE	(63,774)	(1,021,569)	42.7
Renault SA	(9,182)	(348,738)	14.6
SEB SA	(10,353)	(1,720,235)	71.9
SOITEC	(11,335)	(2,717,538)	113.6
Ubisoft Entertainment SA	(14,734)	(934,044)	39.0
Worldline SA	(9,977)	(933,847)	39.0

		(14,596,368)

Germany
Auto1 Group SE	(3,211)	(157,161)	6.6
Flatex AG	(6,817)	(823,772)	34.4
Hella GmbH & Co. KGaA	(1,087)	(76,101)	3.2
TeamViewer AG	(8,286)	(278,588)	11.6
Volkswagen AG	(301)	(99,898)	4.2

		(1,435,520)

Hong Kong
Jardine Matheson Holdings Ltd.	(11,400)	(678,250)	28.4
WH Group Ltd.	(2,455,000)	(2,034,132)	85.0

		(2,712,382)

Ireland
AerCap Holdings NV	(7,757)	(411,121)	17.2
Ryanair Holdings PLC	(68,286)	(1,340,454)	56.0
Smurfit Kappa Group PLC	(12,980)	(732,253)	30.6

		(2,483,828)

Israel
Big Shopping Centers Ltd.	(99)	(13,843)	0.6
Cognyte Software Ltd.	(40,476)	(1,051,162)	43.9
Fattal Holdings 1998 Ltd.	(169)	(14,774)	0.6
Fiverr International Ltd.	(419)	(104,293)	4.4
Melisron Ltd.	(30,213)	(2,227,794)	93.1
Phoenix Holdings Ltd.	(110,169)	(1,052,816)	44.0
Shapir Engineering and Industry Ltd.	(13,207)	(97,817)	4.1

		(4,562,499)

Italy
Autogrill SpA	(36,062)	(253,015)	10.6

Security	Shares	Value	% of Basket Value

Italy (continued)
Ferrari NV	(1,333)	$(290,511)	12.1%
Nexi SpA	(11,026)	(236,235)	9.9
Saipem SpA	(86,244)	(197,864)	8.3

		(977,625)

Japan
Acom Co. Ltd.	(40,200)	(164,530)	6.9
AEON Financial Service Co. Ltd.	(1,600)	(19,712)	0.8
Ain Holdings, Inc.	(3,900)	(238,738)	10.0
Ariake Japan Co. Ltd.	(4,000)	(232,189)	9.7
Asahi Intecc Co. Ltd.	(12,300)	(333,294)	13.9
Bank of Kyoto Ltd.	(6,200)	(266,999)	11.2
BayCurrent Consulting, Inc.	(1,200)	(477,877)	20.0
Bengo4.com, Inc.	(800)	(60,401)	2.5
Chubu Electric Power Co., Inc.	(142,300)	(1,707,681)	71.4
Cosmo Energy Holdings Co. Ltd.	(30,800)	(716,324)	29.9
Daito Trust Construction Co. Ltd.	(3,500)	(411,215)	17.2
DeNA Co. Ltd.	(36,600)	(689,175)	28.8
Fuji Kyuko Co. Ltd.	(26,100)	(1,207,312)	50.5
Fujitsu General Ltd.	(74,000)	(1,908,937)	79.8
Hachijuni Bank Ltd.	(92,300)	(298,612)	12.5
Hirogin Holdings, Inc.	(3,200)	(17,219)	0.7
Hokuriku Electric Power Co.	(91,600)	(478,068)	20.0
Ibiden Co. Ltd.	(13,600)	(720,462)	30.1
Ichigo, Inc.	(11,400)	(34,227)	1.4
Invincible Investment Corp.	(777)	(305,258)	12.8
IR Japan Holdings Ltd.	(2,700)	(334,114)	14.0
Isetan Mitsukoshi Holdings Ltd.	(27,700)	(187,570)	7.8
Iwatani Corp.	(10,200)	(585,980)	24.5
Japan Airport Terminal Co. Ltd.	(9,600)	(414,853)	17.3
Japan Aviation Electronics Industry Ltd.	(67,000)	(1,066,827)	44.6
Japan Exchange Group, Inc.	(18,600)	(423,057)	17.7
Japan Hotel REIT Investment Corp.	(554)	(337,833)	14.1
Japan Logistics Fund, Inc.	(290)	(879,957)	36.8
Japan Retail Fund Investment Corp.	(232)	(243,028)	10.2
Japan Steel Works Ltd.	(2,600)	(63,960)	2.7
JSR Corp.	(13,900)	(465,928)	19.5
Justsystems Corp.	(19,100)	(1,109,657)	46.4
Kawasaki Kisen Kaisha Ltd.	(12,800)	(438,053)	18.3
Keisei Electric Railway Co. Ltd.	(19,500)	(580,760)	24.3
Kotobuki Spirits Co. Ltd.	(4,200)	(251,870)	10.5
Kurita Water Industries Ltd.	(11,700)	(568,252)	23.8
Kyudenko Corp.	(3,600)	(128,294)	5.4
Mitsubishi Gas Chemical Co., Inc.	(20,800)	(433,282)	18.1
Mitsui Fudosan Co. Ltd.	(8,800)	(205,808)	8.6
Mitsui Fudosan Logistics Park, Inc.	(69)	(386,181)	16.1
Mitsui High-Tec, Inc.	(100)	(5,858)	0.2
Morinaga Milk Industry Co. Ltd.	(32,500)	(1,821,083)	76.1
Nexon Co. Ltd.	(35,500)	(730,452)	30.5
Nippo Corp.	(33,800)	(938,930)	39.2
Nippon Electric Glass Co. Ltd.	(1,500)	(34,060)	1.4
Nippon Kayaku Co. Ltd.	(55,000)	(570,348)	23.8
NOF Corp.	(2,600)	(132,247)	5.5
Oji Holdings Corp.	(47,400)	(273,284)	11.4
Open House Co. Ltd.	(4,900)	(247,743)	10.4
Orient Corp.	(231,700)	(289,348)	12.1
Orix JREIT, Inc.	(427)	(814,751)	34.1
Persol Holdings Co. Ltd.	(9,800)	(197,719)	8.3
Ryohin Keikaku Co. Ltd.	(4,800)	(97,374)	4.1
Sapporo Holdings Ltd.	(3,700)	(78,680)	3.3
Sekisui Chemical Co. Ltd.	(100,900)	(1,741,075)	72.8
Shimano, Inc.	(2,200)	(563,154)	23.5

20

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Shinko Electric Industries Co. Ltd.	(50,100)	$(1,702,939)	71.2%
Shionogi & Co. Ltd.	(6,700)	(352,853)	14.7
Shochiku Co. Ltd.	(800)	(87,024)	3.6
Sugi Holdings Co. Ltd.	(9,200)	(678,928)	28.4
SUMCO Corp.	(107,100)	(2,477,043)	103.5
Sumitomo Bakelite Co. Ltd.	(200)	(8,706)	0.4
Taiyo Nippon Sanso Corp.	(8,200)	(181,516)	7.6
Toho Co. Ltd.	(2,600)	(113,190)	4.7
Tohoku Electric Power Co., Inc.	(18,800)	(142,433)	6.0
Tokyo Electric Power Co. Holdings, Inc.	(1,439,200)	(3,835,748)	160.3
Tokyo Tatemono Co. Ltd.	(14,900)	(224,169)	9.4
Toyota Motor Corp.	(16,300)	(1,463,340)	61.2
Welcia Holdings Co. Ltd.	(8,800)	(299,549)	12.5
Yamato Kogyo Co. Ltd.	(40,700)	(1,384,007)	57.9
Zenkoku Hosho Co. Ltd.	(5,600)	(254,077)	10.6

		(41,135,122)

Mexico
Fresnillo PLC	(121,300)	(1,379,948)	57.7

Mongolia
Turquoise Hill Resources Ltd.	(12,370)	(206,431)	8.6

Netherlands
NXP Semiconductors NV	(11,140)	(2,299,185)	96.1

New Zealand
a2 Milk Co. Ltd.	(4,878)	(21,209)	0.9
Auckland International Airport Ltd.	(220,940)	(1,114,719)	46.6

		(1,135,928)

Norway
Leroy Seafood Group Asa	(221)	(2,014)	0.1

Poland
InPost SA	(877)	(17,196)	0.7

Russia
Evraz PLC	(166,332)	(1,421,119)	59.4

Singapore
CapitaLand Ltd.	(1,608,400)	(4,778,501)	199.8
Frasers Logistics & Commercial Trust	(98,900)	(110,766)	4.6
Sembcorp Industries Ltd.	(364,200)	(561,796)	23.5

		(5,451,063)

Spain
ACS Actividades de Construccion y Servicios SA	(8,915)	(234,494)	9.8
Cellnex Telecom SA	(1)	(65)	0.0
Telefonica SA	(150,047)	(686,442)	28.7

		(921,001)

Sweden
Embracer Group AB	(11,801)	(305,427)	12.8
Securitas AB	(86,613)	(1,527,284)	63.8
Thule Group AB	(37,876)	(1,912,319)	79.9

		(3,745,030)

Switzerland
Barry Callebaut AG	(646)	(1,637,375)	68.4
Dufry AG	(1,355)	(71,690)	3.0
Georg Fischer AG	(3,241)	(5,245,424)	219.3
Schindler Holding AG	(857)	(267,043)	11.2
Schindler Holding AG	(5,376)	(1,740,401)	72.7

Security	Shares	Value	% of Basket Value

Switzerland (continued)
STMicroelectronics NV	(21,133)	$(869,702)	36.4%
Vifor Pharma AG	(5,418)	(757,717)	31.7
Zur Rose Group AG	(87)	(32,366)	1.3

		(10,621,718)

United Kingdom
Aston Martin Lagonda Global Holdings PLC	(14,701)	(398,501)	16.7
AVEVA Group PLC	(7,357)	(401,413)	16.8
B&M European Value Retail SA	(211,771)	(1,627,002)	68.0
Berkeley Group Holdings PLC	(20,173)	(1,358,207)	56.8
Ceres Power Holdings PLC	(18,598)	(260,639)	10.9
Countryside Properties PLC	(22,390)	(163,624)	6.9
Inchcape PLC	(47,459)	(560,574)	23.4
InterContinental Hotels Group PLC	(14,857)	(981,210)	41.0
International Consolidated Airlines Group SA	(207,288)	(482,791)	20.2
ITM Power PLC	(9,350)	(53,251)	2.2
Land Securities Group PLC	(23,165)	(227,999)	9.5
SSP Group PLC	(60,732)	(220,237)	9.2

		(6,735,448)

United States
Abbott Laboratories	(1,522)	(184,132)	7.7
Aflac, Inc.	(10,676)	(587,180)	24.5
agilon health, Inc.	(6,136)	(225,743)	9.4
AGNC Investment Corp.	(18,947)	(300,689)	12.6
Air Lease Corp.	(4,468)	(189,264)	7.9
Albemarle Corp.	(6,538)	(1,347,090)	56.3
Albertsons Cos., Inc., Class A	(50,929)	(1,100,066)	46.0
Alcoa Corp.	(12,979)	(521,107)	21.8
Alliant Energy Corp.	(23,223)	(1,359,242)	56.8
American Water Works Co., Inc.	(162)	(27,558)	1.2
Amkor Technology, Inc.	(22,511)	(554,671)	23.2
Amphenol Corp., Class A	(43,905)	(3,182,673)	133.0
AppLovin Corp., Class A	(931)	(57,229)	2.4
Archer-Daniels-Midland Co.	(25,753)	(1,537,969)	64.3
Arrow Electronics, Inc.	(3,481)	(412,742)	17.3
Ashland Global Holdings, Inc.	(526)	(44,747)	1.9
Assurant, Inc.	(2,210)	(348,760)	14.6
Atmos Energy Corp.	(12,787)	(1,260,670)	52.7
AutoNation, Inc.	(4,083)	(495,390)	20.7
Avis Budget Group, Inc.	(6,639)	(549,510)	23.0
Baxter International, Inc.	(13,516)	(1,045,463)	43.7
Becton Dickinson & Co.	(8,506)	(2,175,410)	90.9
BJ’s Wholesale Club Holdings, Inc.	(3,254)	(164,783)	6.9
Broadcom, Inc.	(7,799)	(3,785,635)	158.2
Cardinal Health, Inc.	(8,606)	(511,024)	21.4
Carlisle Cos., Inc.	(6,727)	(1,360,469)	56.9
CarMax, Inc.	(13,544)	(1,814,219)	75.8
Carnival PLC	(58,906)	(1,165,973)	48.7
Carrier Global Corp.	(6,231)	(344,263)	14.4
Carvana Co.	(1,333)	(449,967)	18.8
Cassava Sciences, Inc.	(2,735)	(190,165)	7.9
CDW Corp.	(6,903)	(1,265,665)	52.9
Celanese Corp.	(9,246)	(1,440,249)	60.2
Cerence Inc.	(3,802)	(408,753)	17.1
CF Industries Holdings, Inc.	(6,057)	(286,193)	12.0
Chart Industries, Inc.	(8,804)	(1,368,582)	57.2
Chemours Co.	(11,301)	(375,758)	15.7
Church & Dwight Co., Inc.	(26,923)	(2,330,993)	97.4
Churchill Downs, Inc.	(2,396)	(445,177)	18.6

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cleveland-Cliffs, Inc.	(16,321)	$(408,025)	17.1%
Clorox Co.	(4,557)	(824,316)	34.5
Concentrix Corp.	(2,048)	(335,319)	14.0
Constellation Brands, Inc.	(2,706)	(607,064)	25.4
Cricut, Inc., Class A	(26,318)	(898,233)	37.5
CSX Corp.	(11,178)	(361,273)	15.1
Darling Ingredients, Inc.	(1,019)	(70,382)	2.9
DaVita, Inc.	(6,989)	(840,427)	35.1
Duck Creek Technologies, Inc.	(19,980)	(877,721)	36.7
Eagle Materials, Inc.	(4,468)	(631,418)	26.4
Element Solutions, Inc.	(17,993)	(420,856)	17.6
EMCOR Group, Inc.	(2,677)	(326,085)	13.6
EQT Corp.	(22,384)	(411,642)	17.2
Equity LifeStyle Properties, Inc.	(14,328)	(1,200,686)	50.2
Exxon Mobil Corp.	(7,920)	(455,954)	19.1
Fastenal Co.	(8,283)	(453,660)	19.0
Fifth Third Bancorp	(7,966)	(289,086)	12.1
Fiserv, Inc.	(5,297)	(609,738)	25.5
Floor & Decor Holdings, Inc., Class A	(6,565)	(800,996)	33.5
Freeport-McMoRan, Inc.	(22,683)	(864,222)	36.1
Gaming and Leisure Properties, Inc.	(8,722)	(412,899)	17.3
Graphic Packaging Holding Co.	(21,611)	(414,283)	17.3
Hain Celestial Group, Inc.	(7,077)	(282,443)	11.8
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(4,669)	(265,199)	11.1
Helen of Troy Ltd.	(598)	(133,587)	5.6
Hershey Co.	(9,423)	(1,685,586)	70.5
Hilton Worldwide Holdings, Inc.	(3,690)	(485,051)	20.3
Host Hotels & Resorts, Inc.	(95,684)	(1,524,246)	63.7
Howmet Aerospace Inc.	(20,258)	(664,868)	27.8
Hyatt Hotels Corp., Class A	(14,593)	(1,165,543)	48.7
Inmode Ltd.	(2,657)	(302,021)	12.6
Jabil, Inc.	(22,184)	(1,320,835)	55.2
Janus Henderson Group PLC	(11,751)	(491,662)	20.5
JB Hunt Transport Services, Inc.	(7,618)	(1,283,252)	53.6
Kimberly-Clark Corp.	(51,546)	(6,995,823)	292.4
Knight-Swift Transportation Holdings, Inc.	(5,759)	(286,165)	12.0
Kroger Co.	(23,407)	(952,665)	39.8
Laboratory Corp. of America Holdings	(158)	(46,792)	2.0
Lam Research Corp.	(1,130)	(720,273)	30.1
Leidos Holdings, Inc.	(8,684)	(924,151)	38.6
Liberty Broadband Corp., Class C	(15,723)	(2,790,675)	116.7
Liberty Media Corp-Liberty Formula One	(20,800)	(976,144)	40.8
Liberty Media Corp-Liberty SiriusXM	(11,630)	(537,306)	22.5
Littelfuse, Inc.	(1,969)	(523,734)	21.9
Loews Corp.	(4,111)	(220,473)	9.2
Madison Square Garden Co.	(5,760)	(937,382)	39.2
Marathon Petroleum Corp.	(823)	(45,446)	1.9
Marriott International, Inc., Class A	(2,831)	(413,269)	17.3
Mattel, Inc.	(34,849)	(756,920)	31.6
McAfee Corp., Class A	(3,434)	(92,958)	3.9
MicroStrategy, Inc., Class A	(165)	(103,292)	4.3
Mid-America Apartment Communities, Inc.	(331)	(63,916)	2.7
Monster Beverage Corp.	(8,387)	(791,062)	33.1
Morgan Stanley	(6,345)	(608,993)	25.5
Mosaic Co.	(7,187)	(224,450)	9.4
Murphy USA, Inc.	(14,121)	(2,082,989)	87.1
NCR Corp.	(584)	(25,930)	1.1
New Residential Investment Corp.	(95,490)	(931,982)	39.0
NortonLifeLock Inc.	(24,625)	(611,193)	25.5
Norwegian Cruise Line Holdings Ltd.	(31,023)	(745,483)	31.2
NVR, Inc.	(127)	(663,270)	27.7

Security	Shares	Value	% of Basket Value

United States (continued)
Packaging Corp. of America	(13,760)	$(1,947,040)	81.4%
PDC Energy, Inc.	(32,596)	(1,289,172)	53.9
PerkinElmer, Inc.	(2,229)	(406,191)	17.0
PG&E Corp.	(50,690)	(445,565)	18.6
Polaris, Inc.	(6,580)	(862,441)	36.0
PPL Corp.	(1,641)	(46,555)	1.9
Progressive Corp.	(3,963)	(377,119)	15.8
Public Service Enterprise Group, Inc.	(5,594)	(348,115)	14.5
Qorvo Inc.	(17,880)	(3,389,869)	141.7
Quidel Corp.	(1,758)	(248,704)	10.4
Raymond James Financial, Inc.	(23,591)	(3,054,563)	127.7
Reata Pharmaceuticals, Inc.	(993)	(124,433)	5.2
Redfin Corp.	(11,289)	(661,197)	27.6
Revolve Group, Inc.	(3,544)	(246,698)	10.3
RH	(1,783)	(1,184,055)	49.5
Royal Caribbean Cruises Ltd.	(7,242)	(556,693)	23.3
Ryman Hospitality Properties, Inc.	(6,586)	(505,146)	21.1
Sabre Corp.	(21,041)	(248,073)	10.4
Schrodinger, Inc.	(2,882)	(195,025)	8.2
Shift4 Payments, Inc., Class A	(4,847)	(432,304)	18.1
SoFi Technologies, Inc.	(172,420)	(2,662,165)	111.3
Starbucks Corp.	(9,526)	(1,156,742)	48.4
State Street Corp.	(2,848)	(248,175)	10.4
Stellantis NV	(180,051)	(3,452,750)	144.3
Stem, Inc.	(10,310)	(279,504)	11.7
Surgery Partners, Inc.	(9,067)	(494,696)	20.7
SYNNEX Corp.	(160)	(19,126)	0.8
Target Corp.	(171)	(44,640)	1.9
TE Connectivity Ltd.	(8,134)	(1,199,521)	50.1
Teleflex, Inc.	(894)	(355,302)	14.8
Texas Roadhouse, Inc.	(946)	(87,193)	3.6
Textron, Inc.	(1,002)	(69,148)	2.9
Thor Industries, Inc.	(5,868)	(694,536)	29.0
Trade Desk, Inc., Class A	(3,394)	(278,003)	11.6
Tyler Technologies, Inc.	(6,079)	(2,994,759)	125.2
Tyson Foods, Inc., Class A	(7,813)	(558,317)	23.3
UFP Industries, Inc.	(10,054)	(746,610)	31.2
United Rentals, Inc.	(2,604)	(858,148)	35.9
United States Steel Corp.	(7,438)	(196,958)	8.2
Upstart Holdings, Inc.	(537)	(64,848)	2.7
Vertiv Holdings Co.	(23,993)	(672,764)	28.1
Vistra Energy Corp.	(26,035)	(498,570)	20.8
Vobile Group Ltd.	(440,000)	(397,946)	16.6
Vroom, Inc.	(12,871)	(476,742)	19.9
Waste Management, Inc.	(6,216)	(921,584)	38.5
Westinghouse Air Brake Technologies Corp.	(25,871)	(2,195,672)	91.8
WEX, Inc.	(1,816)	(344,550)	14.4
Wynn Resorts Ltd.	(4,159)	(408,954)	17.1
Xerox Holdings Corp.	(2,876)	(69,398)	2.9

		(120,422,766)

Total Reference Entity — Short		(239,258,191)

Net Value of Reference Entity — Deutsche Bank A.G.		$(2,392,294)

22

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	430	$674,541	39.2%

Australia
Alumina Ltd.	922,203	1,130,923	65.7
Bendigo & Adelaide Bank Ltd.	11,590	87,983	5.1
CSR Ltd.	15,694	64,379	3.7
Harvey Norman Holdings Ltd.	321,346	1,342,075	78.0
Magellan Financial Group Ltd.	12,803	461,921	26.8
Nine Entertainment Co. Holdings Ltd.	75,573	154,095	8.9
Nufarm Ltd.	109,384	346,943	20.2
Perpetual Ltd.	4,722	130,505	7.6
Platinum Asset Management Ltd.	103,810	312,777	18.2
REA Group Ltd.	11,899	1,417,454	82.4
Scentre Group	98,821	188,673	11.0
Worley Ltd.	45,409	372,872	21.7

		6,010,600

Austria
ANDRITZ AG	16,941	932,688	54.2
Wienerberger AG	7,408	302,810	17.6

		1,235,498

Belgium
Ageas SA	10,947	578,064	33.6

Canada
Ballard Power Systems, Inc.	14,580	236,066	13.7
Canadian Western Bank	9,324	254,175	14.8
Canfor Corp.	19,426	375,098	21.8
CGI, Inc.	7,970	725,004	42.1
First Capital Real Estate Investment Trust	7,933	115,091	6.7
Franco-Nevada Corp.	2,415	386,272	22.5
Gildan Activewear, Inc.	2,236	77,084	4.5
Hydro One Ltd.	109,918	2,713,590	157.7
Innergex Renewable Energy Inc.	25,800	449,784	26.1
Onex Corp.	1,868	142,391	8.3
Wheaton Precious Metals Corp.	38,472	1,777,125	103.3

		7,251,680

Chile
Liberty Latin America Ltd., Class A	2	27	0.0

Denmark
Novozymes A/S, B Shares	16,758	1,316,589	76.5

Finland
Outokumpu OYJ	47,618	339,733	19.7
Valmet OYJ	1,026	42,818	2.5

		382,551

France
ALD SA	33,327	487,903	28.4
Alstom SA	472	19,577	1.1
CNP Assurances	20,749	353,327	20.5
Dassault Systemes SE	16,128	889,656	51.7
Hermes International	651	995,233	57.9
Imerys SA	9,511	440,550	25.6
Kering SA	681	610,951	35.5

Security	Shares	Value	% of Basket Value

France (continued)
Klepierre SA	455	$11,016	0.7%
La Francaise des Jeux SAEM	2,994	160,179	9.3
Legrand SA	23,527	2,651,396	154.1
L’Oreal SA	2,551	1,167,066	67.8
Societe Generale SA	11,214	328,907	19.1
Teleperformance	3,583	1,511,297	87.8
Valeo SA	31,000	896,390	52.1
Vinci SA	10,243	1,084,472	63.0

		11,607,920

Germany
alstria office REIT-AG	10,909	230,804	13.4
Freenet AG	6,856	163,977	9.5
Grand City Properties SA	4,271	113,489	6.6
HelloFresh SE	2,015	188,885	11.0
Rheinmetall AG	2,933	281,450	16.4
Schaeffler AG	229,118	1,995,096	115.9
thyssenkrupp AG	2,061	20,556	1.2
Zalando SE	27,735	3,081,700	179.1

		6,075,957

Hong Kong
AIA Group Ltd.	201,400	2,409,904	140.0
Dah Sing Banking Group Ltd.	144,800	149,064	8.7
Haitong International Securities Group Ltd.	227,000	58,502	3.4
Kerry Properties Ltd.	36,000	106,316	6.2
SITC International Holdings Co. Ltd.	53,000	218,645	12.7
Swire Properties Ltd.	112,800	320,821	18.6
Techtronic Industries Co. Ltd.	48,500	864,865	50.3
Yue Yuen Industrial Holdings Ltd.	46,500	98,134	5.7

		4,226,251

Ireland
CRH PLC	4,225	211,161	12.3
Kingspan Group PLC	6,677	726,083	42.2

		937,244

Israel
Alony Hetz Properties & Investments Ltd.	10,065	137,121	8.0
Gazit-Globe Ltd.	4,252	31,615	1.8
Nova Measuring Instruments Ltd.	216	21,125	1.2
Wix.com Ltd.	1,604	479,018	27.9

		668,879

Italy
BPER Banca	449,784	876,859	51.0
Davide Campari-Milano NV	13,941	195,990	11.4
PRADA SpA	153,800	1,205,136	70.0
UnipolSai Assicurazioni SpA	27,655	76,778	4.5

		2,354,763

Japan
Amada Co. Ltd.	74,600	766,749	44.6
Asics Corp.	12,600	278,266	16.2
ASKUL Corp.	21,400	323,033	18.8
Azbil Corp.	29,500	1,150,444	66.9
Benesse Holdings, Inc.	18,200	418,799	24.3
Canon Marketing Japan, Inc.	21,500	481,583	28.0
Canon, Inc.	15,100	347,724	20.2
COMSYS Holdings Corp.	26,800	744,840	43.3
Daiichi Sankyo Co. Ltd.	900	17,824	1.0
DIC Corp.	17,200	464,813	27.0
Disco Corp.	2,300	656,780	38.2
Fast Retailing Co. Ltd.	2,000	1,356,406	78.8

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Fuji Media Holdings, Inc.	49,600	$538,106	31.3%
Hamamatsu Photonics KK	600	33,360	1.9
Hikari Tsushin, Inc.	4,500	779,088	45.3
Hoshizaki Corp.	4,100	344,289	20.0
Kansai Paint Co. Ltd.	4,800	117,885	6.9
Kao Corp.	33,200	1,999,016	116.2
KDDI Corp.	45,800	1,400,729	81.4
Kikkoman Corp.	10,400	636,864	37.0
Kirin Holdings Co. Ltd.	75,100	1,373,639	79.8
Komatsu Ltd.	39,800	997,349	58.0
Konica Minolta, Inc.	97,200	499,847	29.0
Kuraray Co. Ltd.	36,500	338,924	19.7
Lawson, Inc.	13,700	688,563	40.0
Maruwa Unyu Kikan Co. Ltd.	10,300	144,438	8.4
Mitsui Mining & Smelting Co. Ltd.	800	22,780	1.3
MonotaRO Co. Ltd.	43,800	1,007,520	58.6
Nankai Electric Railway Co. Ltd.	29,900	634,928	36.9
NGK Spark Plug Co. Ltd.	15,600	229,744	13.4
Nikon Corp.	61,700	574,387	33.4
Nippon Paper Industries Co. Ltd.	3,000	35,068	2.0
Nippon Television Holdings, Inc.	49,400	549,241	31.9
Obic Co. Ltd.	8,600	1,511,479	87.8
Omron Corp.	45,000	3,850,876	223.8
Recruit Holdings Co. Ltd.	16,100	834,473	48.5
Secom Co. Ltd.	15,100	1,142,927	66.4
Shimadzu Corp.	11,300	455,734	26.5
SKY Perfect JSAT Holdings Inc.	71,900	272,016	15.8
Sumitomo Chemical Co. Ltd.	551,600	2,871,362	166.9
Sumitomo Corp.	234,100	3,181,397	184.9
Suntory Beverage & Food Ltd.	26,600	932,661	54.2
Takeda Pharmaceutical Co. Ltd.	8,500	282,935	16.4
Teijin Ltd.	35,000	526,994	30.6
Terumo Corp.	15,000	582,161	33.8
Toray Industries, Inc.	65,600	431,923	25.1
Trend Micro, Inc.	27,800	1,447,354	84.1
Yamada Holdings Co. Ltd.	547,400	2,586,163	150.3
Yamaguchi Financial Group, Inc.	17,300	99,455	5.8
Yamaha Corp.	3,900	216,115	12.6
Yaskawa Electric Corp.	6,800	336,714	19.6
Yokogawa Electric Corp.	7,600	116,920	6.8
Yokohama Rubber Co. Ltd.	5,700	113,820	6.6

		41,746,505

Luxembourg
RTL Group SA	18,519	1,048,420	60.9

Netherlands
Basic-Fit NV	13,953	644,926	37.5
IMCD NV	442	76,582	4.5
JDE Peet’s NV	4,141	139,410	8.1
PostNL NV	120,624	652,767	37.9

		1,513,685

Norway
Norsk Hydro ASA	14,237	94,723	5.5
Salmar ASA	6,939	460,276	26.8

		554,999

Spain
Atlantica Sustainable Infrastructure PLC	33,440	1,329,574	77.3

Security	Shares	Value	% of Basket Value

Spain (continued)
Banco de Sabadell SA	1,146,267	$796,941	46.3%
Industria de Diseno Textil SA	17,293	586,516	34.1

		2,713,031

Sweden
Elekta AB	18,695	272,863	15.8
H & M Hennes & Mauritz AB, B Shares	29,528	617,334	35.9
ICA Gruppen AB	5,085	251,344	14.6
Intrum AB	29,540	915,302	53.2
Nibe Industrier AB, B Shares	109,733	1,311,307	76.2
Saab AB	33,944	1,029,956	59.9
Samhallsbyggnadsbolaget i Norden AB	70,913	355,290	20.6
Vimian Group AB	67,060	895,857	52.1

		5,649,253

Switzerland
Givaudan SA	142	708,756	41.2
Kuehne + Nagel International AG	139	46,889	2.7
PSP Swiss Property AG, Registered Shares	1,017	137,629	8.0
Sika AG	7,899	2,782,584	161.7
Swiss Life Holding AG	1,472	759,262	44.1
Tecan Group AG	452	260,654	15.2

		4,695,774

United Kingdom
Ashmore Group PLC	64,601	341,156	19.8
Ashtead Group PLC	4,653	348,181	20.2
Bridgepoint Group Ltd.	212,665	1,433,682	83.3
Burberry Group PLC	18,874	541,372	31.5
Croda International PLC	38,114	4,461,672	259.3
Diploma PLC	5,325	218,747	12.7
Fevertree Drinks PLC	13,956	463,827	27.0
Games Workshop Group PLC	3,502	553,467	32.2
Greggs PLC	10,841	415,403	24.2
HomeServe PLC	197,122	2,561,898	148.9
Howden Joinery Group PLC	6,948	86,649	5.0
Intertek Group PLC	14,818	1,061,650	61.7
ITV PLC	807,897	1,256,240	73.0
John Wood Group PLC	127,524	386,292	22.5
Just Eat Takeaway.com NV	9,286	824,603	47.9
Moneysupermarket.com Group PLC	3	11	0.0
Nomad Foods Ltd.	21,421	559,517	32.5
Pennon Group PLC	2,458	43,616	2.5
Phoenix Group Holdings PLC	118,401	1,115,791	64.9
Primary Health Properties PLC	69,114	157,227	9.1
Schroders PLC	5,592	283,985	16.5
Spirax-Sarco Engineering PLC	4,103	854,855	49.7
Virgin Money UK PLC	29,320	81,038	4.7

		18,050,879

United States
3D Systems Corp.	524	14,431	0.8
Adobe, Inc.	3,195	1,986,108	115.4
Advanced Micro Devices, Inc.	12,494	1,326,738	77.1
Agilent Technologies, Inc.	12,585	1,928,400	112.1
Agree Realty Corp.	2,984	224,248	13.0
Airbnb, Inc., Class A	6,766	974,372	56.6
Akamai Technologies, Inc.	8,157	978,187	56.9
Alarm.com Holdings, Inc.	8,850	736,497	42.8
Align Technology, Inc.	509	354,162	20.6
Allogene Therapeutics, Inc.	26,803	588,326	34.2
Alteryx, Inc., Class A	3,782	292,727	17.0

24

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Amazon.com, Inc.	855	$2,845,089	165.4%
Ambarella, Inc.	18,642	1,836,051	106.7
Amedisys, Inc.	331	86,265	5.0
Appian Corp.	89	10,362	0.6
Apple, Inc.	7,915	1,154,482	67.1
Arista Networks, Inc.	122	46,408	2.7
ASGN, Inc.	12,647	1,278,991	74.3
Atlassian Corp. PLC, Class A	8,386	2,726,456	158.5
Axon Enterprise, Inc.	6,321	1,175,832	68.3
Bandwidth, Inc., Class A	378	49,011	2.9
Blackline, Inc.	4,474	511,781	29.7
Booking Holdings, Inc.	2,012	4,382,659	254.7
BorgWarner, Inc.	26,489	1,297,431	75.4
Boston Beer Co., Inc., Class A	178	126,380	7.4
Cardlytics, Inc.	1,976	248,897	14.5
Carter’s, Inc.	16,760	1,638,122	95.2
Chegg, Inc.	6,760	599,139	34.8
Ciena Corp.	4,197	244,014	14.2
Cigna Corp.	3,461	794,265	46.2
Clean Harbors, Inc.	17,034	1,618,230	94.1
CMC Materials, Inc.	5,483	793,061	46.1
Cogent Communications Holdings, Inc.	11,449	888,557	51.6
Consolidated Edison, Inc.	16,985	1,252,983	72.8
Constellium SE	78,158	1,474,841	85.7
CoStar Group, Inc.	46,209	4,105,670	238.6
Crimson Wine Group Ltd.	1	9	0.0
CyberArk Software Ltd.	646	91,751	5.3
D.R. Horton, Inc.	2,643	252,221	14.7
Edison International	60,400	3,291,800	191.3
Elastic NV	5,538	819,956	47.7
Entergy Corp.	7,800	802,776	46.7
EOG Resources, Inc.	9,615	700,549	40.7
Equifax, Inc.	937	244,182	14.2
Equinix, Inc.	1,845	1,513,656	88.0
Equity Residential	26,804	2,255,020	131.1
Erie Indemnity Co., Class A	5,141	950,519	55.2
Essent Group Ltd.	4,670	210,944	12.3
Everest Re Group Ltd.	1,370	346,377	20.1
eXp World Holdings, Inc.	747	26,832	1.6
Expeditors International of Washington, Inc.	7,816	1,002,402	58.3
Ferguson PLC	6,227	872,957	50.7
Flex Ltd.	39,472	709,312	41.2
Flowers Foods, Inc.	9,522	224,338	13.0
FNB Corp.	10,854	124,387	7.2
Fortinet, Inc.	1,898	516,711	30.0
Freshpet, Inc.	2,707	396,440	23.0
Gap, Inc.	8,174	238,436	13.9
Grand Canyon Education, Inc.	4,193	387,307	22.5
Guidewire Software, Inc.	2,444	281,549	16.4
Hanover Insurance Group, Inc.	714	97,033	5.6
Hartford Financial Services Group, Inc.	15,520	987,382	57.4
Healthcare Trust of America, Inc., Class A	24,812	709,375	41.2
HEICO Corp.	2,549	344,752	20.0
HEICO Corp., Class A	115	13,948	0.8
Hewlett Packard Enterprise Co.	7,762	112,549	6.5
Hexcel Corp.	14,228	774,288	45.0
HubSpot, Inc.	2,931	1,746,935	101.5
ICU Medical, Inc.	2,987	607,227	35.3
Insulet Corp.	2,456	686,919	39.9
Interactive Brokers Group, Inc., Class A	27,210	1,683,211	97.8
International Game Technology PLC	9,708	182,025	10.6
Intuit, Inc.	1,647	872,861	50.7

Security	Shares	Value	% of Basket Value

United States (continued)
Invesco Ltd.	25,094	$611,792	35.6%
Iron Mountain, Inc.	23,513	1,028,929	59.8
Kellogg Co.	1,307	82,812	4.8
Kilroy Realty Corp.	11,550	800,068	46.5
Kinder Morgan, Inc.	48,575	844,233	49.1
Landstar System, Inc.	9,347	1,467,479	85.3
Lennox International, Inc.	4,023	1,325,297	77.0
Levi Strauss & Co., Class A	16,473	453,337	26.4
LHC Group, Inc.	3,621	779,167	45.3
LivePerson, Inc.	1,795	114,324	6.7
Martin Marietta Materials, Inc.	2,707	983,453	57.2
Medical Properties Trust, Inc.	107,928	2,269,726	131.9
Medpace Holdings, Inc.	1,637	288,014	16.7
Mercury Systems, Inc.	11,812	779,592	45.3
Meritage Homes Corp.	4,039	438,555	25.5
Molson Coors Beverage Co., Class B	11,276	551,284	32.0
MongoDB, Inc.	916	328,771	19.1
Moody’s Corp.	1,274	479,024	27.8
Morningstar, Inc.	1,603	404,966	23.5
Motorola Solutions, Inc.	384	85,985	5.0
MSCI, Inc.	130	77,475	4.5
National Retail Properties, Inc.	13,007	635,652	36.9
NetApp, Inc.	5,785	460,428	26.8
New Relic, Inc.	1,321	91,255	5.3
New York Community Bancorp, Inc.	153,448	1,807,617	105.1
New York Times Co., Class A	4,685	205,109	11.9
NVIDIA Corp.	22,810	4,447,722	258.5
Okta, Inc.	7,136	1,768,229	102.8
Opendoor Technologies Inc.	775	11,485	0.7
Paycom Software, Inc.	4,666	1,866,400	108.5
PayPal Holdings, Inc.	1,781	490,719	28.5
Pegasystems, Inc.	1,216	155,210	9.0
Penumbra, Inc.	1,397	371,923	21.6
Pioneer Natural Resources Co.	3,578	520,134	30.2
PROG Holdings, Inc.	5,884	257,543	15.0
Progyny, Inc.	9,528	530,614	30.8
Prologis, Inc.	9,699	1,241,860	72.2
Ralph Lauren Corp.	17,936	2,036,095	118.3
Reinsurance Group of America, Inc.	1,814	199,866	11.6
Resideo Technologies, Inc.	1,272	37,524	2.2
Ryder System, Inc.	15,045	1,145,677	66.6
S&P Global, Inc.	3,124	1,339,321	77.8
SailPoint Technologies Holding, Inc.	31,536	1,576,485	91.6
salesforce.com, Inc.	3,949	955,382	55.5
SBA Communications Corp.	1,487	507,052	29.5
Schneider Electric SE	17,367	2,908,770	169.1
Scotts Miracle-Gro Co.	2,033	359,760	20.9
ServiceNow, Inc.	1,452	853,616	49.6
Shake Shack, Inc., Class A	8,094	813,771	47.3
Silicon Laboratories, Inc.	4,129	615,180	35.8
Sims Ltd.	63,778	771,016	44.8
Sirius XM Holdings, Inc.	328,976	2,128,475	123.7
SiteOne Landscape Supply, Inc.	3,813	666,436	38.7
Snap, Inc., Class A	7,382	549,368	31.9
SolarEdge Technologies, Inc.	1,357	352,114	20.5
Spirit Realty Capital, Inc.	645	32,392	1.9
Stifel Financial Corp.	2	133	0.0
Sunnova Energy International, Inc.	6,816	259,690	15.1
Sunrun, Inc.	6,793	359,825	20.9
Tandem Diabetes Care, Inc.	20,352	2,211,652	128.5
Terminix Global Holdings, Inc.	5,882	308,805	18.0
Timken Co.	14,102	1,121,109	65.2

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Under Armour, Inc., Class A	6,910	$141,309	8.2%
Universal Display Corp.	2,028	475,546	27.6
Varonis Systems, Inc.	7,849	480,359	27.9
Veeva Systems, Inc., Class A	1,297	431,525	25.1
Visa, Inc., Class A	5,695	1,403,191	81.6
VMware, Inc., Class A	370	56,884	3.3
Voya Financial, Inc.	2,735	176,134	10.2
Vulcan Materials Co.	1,881	338,561	19.7
W.R. Berkley Corp.	35,327	2,584,877	150.2
Wendy’s Co.	37,016	859,141	49.9
Westlake Chemical Corp.	3,455	286,489	16.7
Willis Towers Watson PLC	4,717	972,079	56.5
Wintrust Financial Corp.	8,304	592,906	34.5
Workday, Inc., Class A	7,219	1,692,134	98.4
World Wrestling Entertainment, Inc., Class A	6,670	329,365	19.1
WP Carey, Inc.	423	34,132	2.0
Zillow Group, Inc., Class A	2,345	251,220	14.6

		127,939,658

Total Reference Entity — Long		247,232,768

Reference Entity — Short

Common Stocks

Australia
Afterpay Ltd.	(1,911)	(135,838)	(7.9)
Altium Ltd.	(35,512)	(886,915)	(51.5)
Australia & New Zealand Banking Group Ltd.	(7,499)	(152,669)	(8.9)
Boral Ltd.	(15,351)	(81,133)	(4.7)
Chalice Mining Ltd.	(46,340)	(246,601)	(14.3)
CIMIC Group Ltd.	(197,295)	(2,991,654)	(173.9)
Coles Group Ltd.	(24,024)	(309,178)	(18.0)
Crown Resorts Ltd.	(54,377)	(344,988)	(20.1)
Domino’s Pizza Enterprises Ltd.	(7,779)	(669,307)	(38.9)
Endeavour Group Ltd.	(144,694)	(703,998)	(40.9)
Fortescue Metals Group Ltd.	(1,066)	(19,479)	(1.1)
Incitec Pivot Ltd.	(1,255,310)	(2,474,534)	(143.8)
Lynas Rare Earths Ltd.	(241,576)	(1,305,723)	(75.9)
National Australia Bank Ltd.	(41,141)	(784,548)	(45.6)
NEXTDC Ltd.	(247,696)	(2,328,357)	(135.3)
OZ Minerals Ltd.	(1,721)	(29,275)	(1.7)
Pilbara Minerals Ltd.	(181,616)	(236,319)	(13.7)
PointsBet Holdings Ltd.	(1,210)	(11,139)	(0.7)
Qantas Airways Ltd.	(195,887)	(660,340)	(38.4)
Rio Tinto PLC	(14,663)	(1,245,481)	(72.4)
Santos Ltd.	(307,707)	(1,452,033)	(84.4)
Woolworths Group Ltd.	(15,913)	(452,630)	(26.3)

		(17,522,139)

Austria
OMV AG	(4,204)	(226,990)	(13.2)

Belgium
Sofina SA	(3,382)	(1,585,764)	(92.2)
UCB SA	(22,614)	(2,445,869)	(142.1)

		(4,031,633)

Canada
Bank of Montreal	(13,464)	(1,333,126)	(77.5)
Boyd Group Services, Inc.	(198)	(38,783)	(2.3)
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(19,540)	(1,057,816)	(61.5)
Brookfield Asset Management, Inc., Class A	(2,675)	(144,406)	(8.4)
Canadian National Railway Co.	(8,777)	(953,679)	(55.4)

Security	Shares	Value	% of Basket Value

Canada (continued)
Canadian Pacific Railway Ltd.	(18,445)	$(1,369,626)	(79.6)%
Canadian Solar, Inc.	(7,328)	(294,952)	(17.1)
Centerra Gold, Inc.	(89,181)	(716,965)	(41.7)
Dollarama, Inc.	(24,880)	(1,171,609)	(68.1)
Dye & Durham Ltd.	(12,209)	(461,605)	(26.8)
Empire Co. Ltd.	(935)	(30,705)	(1.8)
Kinross Gold Corp.	(247,283)	(1,619,351)	(94.1)
Metro, Inc.	(7,547)	(391,384)	(22.8)
Pan American Silver Corp.	(21,047)	(590,956)	(34.3)
Saputo, Inc.	(28,753)	(829,679)	(48.2)
Stelco Holdings, Inc.	(1,107)	(36,557)	(2.1)
TransAlta Corp.	(69,250)	(722,141)	(42.0)
West Fraser Timber Co. Ltd.	(946)	(67,856)	(3.9)

		(11,831,196)

Finland
Huhtamaki OYJ	(24,453)	(1,302,375)	(75.7)
Stora Enso OYJ	(60,168)	(1,191,427)	(69.2)
TietoEVRY OYJ	(15,834)	(532,567)	(31.0)

		(3,026,369)

France
Adevinta ASA	(39,700)	(763,327)	(44.4)
Bollore SA	(327,362)	(1,829,404)	(106.3)
Capgemini SE	(3,999)	(864,395)	(50.2)
Dassault Aviation SA	(32)	(38,101)	(2.2)
Eurazeo SE	(17,300)	(1,675,701)	(97.4)
SEB SA	(6,955)	(1,155,630)	(67.2)
SOITEC	(5,798)	(1,390,056)	(80.8)
Ubisoft Entertainment SA	(21,553)	(1,366,326)	(79.4)

		(9,082,940)

Germany
Auto1 Group SE	(5,849)	(286,277)	(16.6)
Eckert & Ziegler Strahlen- und Medizintechnik AG	(372)	(51,167)	(3.0)
Flatex AG	(2,992)	(361,556)	(21.0)
Porsche Automobil Holding SE	(1,817)	(196,656)	(11.4)
RWE AG	(8,400)	(298,668)	(17.4)
Siemens Healthineers AG	(882)	(58,231)	(3.4)
Uniper SE	(53,145)	(2,074,937)	(120.6)
Volkswagen AG	(67)	(22,236)	(1.3)

		(3,349,728)

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	(16,000)	(33,544)	(1.9)
CK Hutchison Holdings Ltd.	(87,500)	(639,301)	(37.2)
CLP Holdings Ltd.	(315,500)	(3,253,253)	(189.1)
Hutchison Telecommunications Hong Kong Holdings Ltd.	(1,310,000)	(254,835)	(14.8)
Jardine Matheson Holdings Ltd.	(39,800)	(2,367,926)	(137.6)
Melco International Development Ltd.	(1,227,000)	(1,959,464)	(113.9)
Sino Land Co. Ltd.	(62,000)	(95,007)	(5.5)
WH Group Ltd.	(2,571,000)	(2,130,246)	(123.8)

		(10,733,576)

Ireland
AerCap Holdings NV	(2,079)	(110,187)	(6.4)
Smurfit Kappa Group PLC	(15,652)	(882,992)	(51.3)

		(993,179)

Israel
Azrieli Group Ltd.	(9,112)	(725,721)	(42.2)
Cognyte Software Ltd.	(28,134)	(730,640)	(42.5)
Global-e Online Ltd.	(5,391)	(375,429)	(21.8)

26

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
ICL Ltd.	(159,192)	$(1,160,047)	(67.4)%
Maytronics Ltd.	(23,858)	(518,955)	(30.2)
Teva Pharmaceutical Industries Ltd.	(4,476)	(43,135)	(2.5)

		(3,553,927)

Italy
DiaSorin SpA	(207)	(42,011)	(2.5)
Ferrari NV	(1,683)	(366,790)	(21.3)

		(408,801)

Japan
AEON Financial Service Co. Ltd.	(5,400)	(66,528)	(3.9)
Ain Holdings, Inc.	(4,600)	(280,097)	(16.3)
Ariake Japan Co. Ltd.	(800)	(46,438)	(2.7)
Bank of Kyoto Ltd.	(18,100)	(779,465)	(45.3)
Chubu Electric Power Co., Inc.	(94,100)	(1,129,253)	(65.6)
Cosmo Energy Holdings Co. Ltd.	(28,400)	(660,506)	(38.4)
Daido Steel Co. Ltd.	(900)	(42,487)	(2.5)
Daito Trust Construction Co. Ltd.	(12,600)	(1,480,373)	(86.0)
DeNA Co. Ltd.	(21,500)	(404,843)	(23.5)
Fujitsu General Ltd.	(41,800)	(1,078,291)	(62.7)
Hachijuni Bank Ltd.	(42,000)	(135,880)	(7.9)
Hirogin Holdings, Inc.	(133,800)	(719,971)	(41.8)
Hokuriku Electric Power Co.	(24,500)	(127,868)	(7.4)
Ichigo, Inc.	(355,600)	(1,067,646)	(62.1)
Iida Group Holdings Co. Ltd.	(72,400)	(1,747,062)	(101.5)
Invincible Investment Corp.	(832)	(326,866)	(19.0)
IR Japan Holdings Ltd.	(2,200)	(272,241)	(15.8)
Iwatani Corp.	(10,400)	(597,469)	(34.7)
Japan Airlines Co. Ltd.	(30,600)	(637,930)	(37.1)
Japan Airport Terminal Co. Ltd.	(2,000)	(86,428)	(5.0)
Japan Exchange Group, Inc.	(1,100)	(25,020)	(1.5)
Japan Hotel REIT Investment Corp.	(21)	(12,806)	(0.7)
Japan Logistics Fund, Inc.	(263)	(798,030)	(46.4)
Japan Retail Fund Investment Corp.	(573)	(600,238)	(34.9)
Japan Steel Works Ltd.	(39,300)	(966,773)	(56.2)
JSR Corp.	(4,500)	(150,840)	(8.8)
Justsystems Corp.	(5,500)	(319,535)	(18.6)
Keikyu Corp.	(2,800)	(33,265)	(1.9)
Keisei Electric Railway Co. Ltd.	(37,000)	(1,101,955)	(64.0)
Kotobuki Spirits Co. Ltd.	(2,900)	(173,910)	(10.1)
Kurita Water Industries Ltd.	(13,600)	(660,532)	(38.4)
Mitsubishi Corp.	(76,900)	(2,156,950)	(125.4)
Mitsubishi Gas Chemical Co., Inc.	(12,600)	(262,469)	(15.3)
Mitsui & Co. Ltd.	(1,600)	(36,454)	(2.1)
Mitsui Fudosan Co. Ltd.	(27,900)	(652,504)	(37.9)
Mitsui Fudosan Logistics Park, Inc.	(159)	(889,896)	(51.7)
Mitsui High-Tec, Inc.	(5,000)	(292,880)	(17.0)
Monex Group, Inc.	(50,000)	(315,145)	(18.3)
Morinaga Milk Industry Co. Ltd.	(33,400)	(1,871,513)	(108.8)
Nippo Corp.	(38,600)	(1,072,269)	(62.3)
Nippon Kayaku Co. Ltd.	(36,900)	(382,652)	(22.2)
Nishi-Nippon Railroad Co. Ltd.	(5,300)	(127,047)	(7.4)
NOF Corp.	(11,300)	(574,767)	(33.4)
Oji Holdings Corp.	(183,000)	(1,055,083)	(61.3)
Orient Corp.	(115,900)	(145,473)	(8.5)
Persol Holdings Co. Ltd.	(8,900)	(179,561)	(10.4)
Renesas Electronics Corp.	(46,800)	(507,950)	(29.5)
Ryohin Keikaku Co. Ltd.	(26,000)	(527,441)	(30.7)
Sapporo Holdings Ltd.	(13,900)	(295,581)	(17.2)

Security	Shares	Value	% of Basket Value

Japan (continued)
Sekisui Chemical Co. Ltd.	(25,500)	$(440,014)	(25.6)%
Shionogi & Co. Ltd.	(6,800)	(358,120)	(20.8)
Shochiku Co. Ltd.	(2,600)	(282,827)	(16.4)
Square Enix Holdings Co. Ltd.	(14,400)	(747,169)	(43.4)
Sugi Holdings Co. Ltd.	(4,000)	(295,186)	(17.2)
Sumitomo Bakelite Co. Ltd.	(20,500)	(892,344)	(51.9)
Sumitomo Realty & Development Co. Ltd.	(38,000)	(1,238,542)	(72.0)
Taiyo Nippon Sanso Corp.	(25,800)	(571,110)	(33.2)
Toho Co. Ltd.	(9,800)	(426,638)	(24.8)
Toho Gas Co. Ltd.	(2,100)	(102,076)	(5.9)
Tohoku Electric Power Co., Inc.	(148,600)	(1,125,828)	(65.4)
Tokai Carbon Co. Ltd.	(3,200)	(42,270)	(2.5)
Tokyo Electric Power Co. Holdings, Inc.	(176,500)	(470,407)	(27.3)
Tokyo Tatemono Co. Ltd.	(53,600)	(801,276)	(46.6)
Ube Industries Ltd.	(5,700)	(114,482)	(6.7)
Ulvac, Inc.	(1,500)	(73,042)	(4.2)
Yamato Holdings Co. Ltd.	(3,300)	(95,106)	(5.5)
Yamato Kogyo Co. Ltd.	(21,000)	(714,107)	(41.5)

		(36,666,725)

Luxembourg
ArcelorMittal	(32,629)	(1,139,582)	(66.2)

Macau
MGM China Holdings Ltd.	(16,800)	(20,293)	(1.2)
SJM Holdings Ltd.	(1,411,000)	(1,272,607)	(73.9)

		(1,292,900)

Mongolia
Turquoise Hill Resources Ltd.	(2,850)	(47,561)	(2.8)

Netherlands
NXP Semiconductors NV	(1,694)	(349,625)	(20.3)
Royal Dutch Shell PLC	(69,784)	(1,378,874)	(80.1)
Shop Apotheke Europe NV	(7,973)	(1,195,284)	(69.5)

		(2,923,783)

Norway
Leroy Seafood Group Asa	(27,030)	(246,259)	(14.3)

Poland
InPost SA	(111,740)	(2,190,999)	(127.3)

Russia
Evraz PLC	(29,360)	(250,848)	(14.6)

Singapore
Singapore Airlines Ltd.	(580,300)	(2,175,553)	(126.4)

Spain
ACS Actividades de Construccion y Servicios SA	(23,427)	(616,207)	(35.8)
EDP Renovaveis SA	(35,567)	(835,389)	(48.5)
Telefonica SA	(195,126)	(892,671)	(51.9)

		(2,344,267)

Sweden
Embracer Group AB	(1,134)	(29,350)	(1.7)
Securitas AB	(44,512)	(784,899)	(45.6)
Thule Group AB	(22,036)	(1,112,574)	(64.7)

		(1,926,823)

Switzerland
Georg Fischer AG	(640)	(1,035,813)	(60.2)
Roche Holding AG	(315)	(121,688)	(7.1)
Schindler Holding AG	(335)	(108,451)	(6.3)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Schindler Holding AG	(2,579)	$(803,621)	(46.7)%
Siegfried Holding AG	(2,123)	(2,148,225)	(124.9)
Zur Rose Group AG	(552)	(205,359)	(11.9)

		(4,423,157)

United Kingdom
B&M European Value Retail SA	(98,191)	(754,386)	(43.8)
Countryside Properties PLC	(135,703)	(991,706)	(57.6)
Harbour Energy PLC	(344,076)	(1,562,790)	(90.8)
Hiscox Ltd.	(23,780)	(288,766)	(16.8)
Inchcape PLC	(12,194)	(144,033)	(8.4)
InterContinental Hotels Group PLC	(7,053)	(465,806)	(27.1)
ITM Power PLC	(63,063)	(359,162)	(20.9)
SSP Group PLC	(14,482)	(52,517)	(3.1)
Unilever PLC	(10,895)	(627,024)	(36.4)

		(5,246,190)

United States
Abbott Laboratories	(2,313)	(279,827)	(16.3)
Advanced Drainage Systems, Inc.	(3,337)	(407,414)	(23.7)
Aflac, Inc.	(44,787)	(2,463,285)	(143.2)
agilon health, Inc.	(17,106)	(629,330)	(36.6)
Air Lease Corp.	(17,805)	(754,220)	(43.8)
Albemarle Corp.	(1,761)	(362,836)	(21.1)
Alcoa Corp.	(1,008)	(40,471)	(2.4)
Alliant Energy Corp.	(27,864)	(1,630,880)	(94.8)
American Financial Group, Inc.	(343)	(43,386)	(2.5)
American Water Works Co., Inc.	(397)	(67,534)	(3.9)
Amkor Technology, Inc.	(6,558)	(161,589)	(9.4)
Amphenol Corp., Class A	(36,964)	(2,679,520)	(155.7)
APA Corp.	(13,694)	(256,763)	(14.9)
API Group Corp.	(25,827)	(591,955)	(34.4)
AppLovin Corp., Class A	(543)	(33,378)	(1.9)
Arrow Electronics, Inc.	(24,689)	(2,927,375)	(170.1)
Ashland Global Holdings, Inc.	(32,346)	(2,751,674)	(159.9)
Assurant, Inc.	(2,068)	(326,351)	(19.0)
Atmos Energy Corp.	(4,669)	(460,317)	(26.8)
AutoNation, Inc.	(4,913)	(596,094)	(34.6)
AutoZone, Inc.	(188)	(305,231)	(17.7)
Avast PLC	(104,940)	(845,688)	(49.1)
Avis Budget Group, Inc.	(3,585)	(296,730)	(17.2)
Bausch Health Cos., Inc.	(3,795)	(111,027)	(6.5)
Baxter International, Inc.	(8,985)	(694,990)	(40.4)
Bill.com Holdings, Inc.	(128)	(26,473)	(1.5)
BJ’s Wholesale Club Holdings, Inc.	(4,807)	(243,426)	(14.1)
Black Knight, Inc.	(5,864)	(485,598)	(28.2)
Boyd Gaming Corp.	(1,329)	(75,753)	(4.4)
Broadcom, Inc.	(3,081)	(1,495,517)	(86.9)
Cardinal Health, Inc.	(492)	(29,215)	(1.7)
Carvana Co.	(508)	(171,480)	(10.0)
CDW Corp.	(5,749)	(1,054,079)	(61.3)
Celanese Corp.	(7,254)	(1,129,956)	(65.7)
Cerence Inc.	(1,686)	(181,262)	(10.5)
Chart Industries, Inc.	(4,143)	(644,029)	(37.4)
Charter Communications, Inc.	(388)	(288,691)	(16.8)
Church & Dwight Co., Inc.	(6,834)	(591,688)	(34.4)
Churchill Downs, Inc.	(3,952)	(734,282)	(42.7)
Cintas Corp.	(684)	(269,619)	(15.7)
Citizens Financial Group, Inc.	(21,860)	(921,618)	(53.6)
Cleveland-Cliffs, Inc.	(41,250)	(1,031,250)	(59.9)
Concentrix Corp.	(1,135)	(185,834)	(10.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Constellation Brands, Inc.	(8,579)	$(1,924,613)	(111.9)%
Coty, Inc., Class A	(37,824)	(330,204)	(19.2)
Covetrus, Inc.	(6,343)	(161,493)	(9.4)
CSX Corp.	(2,963)	(95,764)	(5.6)
Darling Ingredients, Inc.	(1,077)	(74,388)	(4.3)
Datadog, Inc., Class A	(234)	(25,904)	(1.5)
DaVita, Inc.	(8,405)	(1,010,701)	(58.7)
Dollar Tree, Inc.	(4,990)	(497,952)	(28.9)
Dover Corp.	(24,044)	(4,018,233)	(233.5)
Duck Creek Technologies, Inc.	(12,793)	(561,997)	(32.7)
DXC Technology Co.	(8,591)	(343,468)	(20.0)
Eagle Materials, Inc.	(35,261)	(4,983,085)	(289.6)
Eaton Corp. PLC	(2,665)	(421,203)	(24.5)
Element Solutions, Inc.	(48,707)	(1,139,257)	(66.2)
EMCOR Group, Inc.	(93)	(11,328)	(0.7)
EQT Corp.	(12,164)	(223,696)	(13.0)
Equity Commonwealth	(2,146)	(56,418)	(3.3)
Fastenal Co.	(38,355)	(2,100,703)	(122.1)
Fifth Third Bancorp	(72,087)	(2,616,037)	(152.0)
First Solar, Inc.	(4,170)	(358,787)	(20.9)
FirstEnergy Corp.	(2,559)	(98,061)	(5.7)
Fiserv, Inc.	(1,896)	(218,249)	(12.7)
Floor & Decor Holdings, Inc.	(5,133)	(626,277)	(36.4)
Foot Locker, Inc.	(8,900)	(507,834)	(29.5)
Freeport-McMoRan, Inc.	(102,807)	(3,916,947)	(227.6)
Gaming and Leisure Properties, Inc.	(8,417)	(398,461)	(23.2)
General Electric Co.	(63,324)	(820,046)	(47.7)
Graphic Packaging Holding Co.	(125,513)	(2,406,084)	(139.8)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(3,929)	(223,167)	(13.0)
Hilton Worldwide Holdings, Inc.	(12,648)	(1,662,580)	(96.6)
Home Depot, Inc.	(1,276)	(418,770)	(24.3)
Host Hotels & Resorts, Inc.	(43,554)	(693,815)	(40.3)
Howmet Aerospace Inc.	(6,552)	(215,037)	(12.5)
Hyatt Hotels Corp., Class A	(12,501)	(998,455)	(58.0)
II-VI, Inc.	(5,108)	(356,589)	(20.7)
Inmode Ltd.	(2,197)	(249,733)	(14.5)
J2 Global, Inc.	(367)	(51,846)	(3.0)
Jabil, Inc.	(20,949)	(1,247,303)	(72.5)
JB Hunt Transport Services, Inc.	(136)	(22,909)	(1.3)
Jones Lang LaSalle, Inc.	(4,883)	(1,086,809)	(63.2)
KBR, Inc.	(1,162)	(44,969)	(2.6)
Kimberly-Clark Corp.	(558)	(75,732)	(4.4)
Kroger Co.	(46,971)	(1,911,720)	(111.1)
Lam Research Corp.	(627)	(399,656)	(23.2)
Leidos Holdings, Inc.	(5,348)	(569,134)	(33.1)
Liberty Media Corp-Liberty SiriusXM	(53,061)	(2,451,418)	(142.5)
Littelfuse, Inc.	(5,433)	(1,445,124)	(84.0)
Loews Corp.	(67,303)	(3,609,460)	(209.8)
Madison Square Garden Co.	(3,285)	(534,601)	(31.1)
Marathon Petroleum Corp.	(2,305)	(127,282)	(7.4)
Marriott International, Inc., Class A	(12,586)	(1,837,304)	(106.8)
Mattel, Inc.	(37,446)	(813,327)	(47.3)
McKesson Corp.	(4,362)	(889,106)	(51.7)
MGM Resorts International	(51,216)	(1,922,137)	(111.7)
Mid-America Apartment Communities, Inc.	(2,210)	(426,751)	(24.8)
Mondelez International, Inc.	(38,538)	(2,437,914)	(141.7)
Monster Beverage Corp.	(9,951)	(938,578)	(54.5)
Morgan Stanley	(13,025)	(1,250,140)	(72.7)
Mosaic Co.	(13,171)	(411,330)	(23.9)
Murphy USA, Inc.	(6,938)	(1,023,424)	(59.5)

28

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
New Residential Investment Corp.	(3,696)	$(36,073)	(2.1)%
Newell Brands, Inc.	(5,025)	(124,369)	(7.2)
NortonLifeLock Inc.	(11,158)	(276,942)	(16.1)
Norwegian Cruise Line Holdings Ltd.	(12,451)	(299,198)	(17.4)
NRG Energy, Inc.	(17,814)	(734,649)	(42.7)
NVR, Inc.	(84)	(438,698)	(25.5)
O’Reilly Automotive, Inc.	(93)	(56,157)	(3.3)
PDC Energy, Inc.	(6,376)	(252,171)	(14.7)
PerkinElmer, Inc.	(1,970)	(358,993)	(20.9)
PG&E Corp.	(211,388)	(1,858,101)	(108.0)
Polaris, Inc.	(13,153)	(1,723,964)	(100.2)
Post Holdings, Inc.	(20,907)	(2,139,622)	(124.4)
Procore Technologies, Inc.	(13,305)	(1,374,140)	(79.9)
Qorvo Inc.	(8,650)	(1,639,954)	(95.3)
Quidel Corp.	(2,513)	(355,514)	(20.7)
Reata Pharmaceuticals, Inc.	(1,279)	(160,272)	(9.3)
Redfin Corp.	(5,183)	(303,568)	(17.6)
Revolve Group, Inc.	(2,383)	(165,881)	(9.6)
Royal Caribbean Cruises Ltd.	(5,679)	(436,545)	(25.4)
Ryman Hospitality Properties, Inc.	(12,035)	(923,085)	(53.6)
Schrodinger, Inc.	(3,696)	(250,108)	(14.5)
Shift4 Payments, Inc., Class A	(5,952)	(530,859)	(30.9)
Skyworks Solutions, Inc.	(16,559)	(3,055,301)	(177.6)
Starbucks Corp.	(16,413)	(1,993,031)	(115.8)
Stellantis NV	(28,778)	(551,862)	(32.1)
Stem, Inc.	(16,233)	(440,077)	(25.6)
SYNNEX Corp.	(7,679)	(917,948)	(53.3)
TE Connectivity Ltd.	(12,081)	(1,765,880)	(102.6)
Teleflex, Inc.	(134)	(53,256)	(3.1)
Texas Roadhouse, Inc.	(1,711)	(157,703)	(9.2)
Textron, Inc.	(2,277)	(157,136)	(9.1)
Thor Industries, Inc.	(6,898)	(816,447)	(47.4)
Trade Desk, Inc., Class A	(3,641)	(298,234)	(17.3)
Tyler Technologies, Inc.	(100)	(49,264)	(2.9)
Tyson Foods, Inc., Class A	(19,419)	(1,387,682)	(80.6)
UFP Industries, Inc.	(1,309)	(97,206)	(5.6)
United States Steel Corp.	(4,935)	(130,679)	(7.6)
Upstart Holdings, Inc.	(603)	(72,818)	(4.2)
Vertiv Holdings Co.	(34,620)	(970,745)	(56.4)
Viatris, Inc.	(5,064)	(71,250)	(4.1)
Vistra Energy Corp.	(45,558)	(872,436)	(50.7)
Waste Management, Inc.	(7,346)	(1,089,118)	(63.3)
Westinghouse Air Brake Technologies Corp.	(2,943)	(249,772)	(14.5)
Westrock Co.	(2,815)	(138,526)	(8.1)
Weyerhaeuser Co.	(15,738)	(530,843)	(30.9)

		(119,877,022)

Total Reference Entity — Short		(245,512,147)

Net Value of Reference Entity — Goldman Sachs & Co.		$1,720,621

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	14,276	$241,645	171.7%
Austal Ltd.	351,616	558,404	396.7
Centuria Office REIT	83,516	151,135	107.4
Clinuvel Pharmaceuticals Ltd.	11,570	236,960	168.4
Ingenia Communities Group	102,181	436,146	309.9
Jumbo Interactive Ltd.	13,985	170,191	120.9
Lifestyle Communities Ltd.	4,112	51,573	36.6
Mesoblast Ltd.	35,924	49,990	35.5
Nanosonics Ltd.	120,393	471,252	334.8
Netwealth Group Ltd.	5,065	58,543	41.6
Nick Scali Ltd.	31,739	285,789	203.0
Rural Funds Group	66,784	125,694	89.3
Technology One Ltd.	47,996	333,604	237.0
Viva Energy Group Ltd.	58,375	88,533	62.9

		3,259,459

Belgium
Barco NV	25,985	649,153	461.2

Canada
Canada Goose Holdings, Inc.	19,239	816,686	580.2
First National Financial Corp.	21,913	809,882	575.4
Killam Apartment Real Estate Investment Trust	15,929	264,292	187.8
Laurentian Bank of Canada	2,285	77,656	55.2
Morguard Corp.	4,350	480,885	341.7
NorthWest Healthcare Properties Real Estate Investment Trust	28,110	294,033	208.9
Pason Systems Inc.	22,696	144,442	102.6
PrairieSky Royalty Ltd.	38,241	428,510	304.4
Real Matters Inc.	64,634	661,571	470.0
Sandstorm Gold Ltd.	103,226	812,504	577.2
Savaria Corp.	91,411	1,540,857	1,094.7
Topaz Energy Corp.	19,716	252,376	179.3

		6,583,694

Denmark
Alm Brand AS	4,106	29,811	21.2
cBrain A/S	1,446	76,554	54.4
Chemometec AS	2,776	444,410	315.7
Dfds AS	6,870	379,448	269.6
Nilfisk Holding A/S	5,518	194,023	137.8
Topdanmark AS	5,325	271,167	192.7

		1,395,413

Faeroe Islands
Bakkafrost P/F	7,885	670,086	476.1

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland
Cargotec Oyj	4,850	$260,713	185.2%
Revenio Group Oyj	4,464	362,248	257.4

		622,961

France
Aubay	757	43,642	31.0
Eramet	5,648	451,648	320.9
Eutelsat Communications SA	46,990	511,301	363.2
ID Logistics Group	223	71,417	50.7
Interparfums SA	12,470	915,885	650.7
Manitou BF SA	8,272	271,810	193.1
Nexans SA	1,770	169,413	120.4
Pharmagest Interactive	327	36,768	26.1
SMCP SA	23,450	147,216	104.6

		2,619,100

Germany
Adesso SE	612	112,388	79.8
Borussia Dortmund GmbH & Co. KGaA	17,097	124,175	88.2
Dermapharm Holding SE	6,450	515,957	366.6
Deutsche Beteiligungs AG	2,745	121,344	86.2
JOST Werke AG	4,822	294,585	209.3
Kloeckner & Co. SE	70,943	1,079,228	766.7
MLP SE	37,086	303,553	215.7
STO SE & Co. KGaA	1,224	310,721	220.8
Stroeer SE & Co. KGaA	692	54,734	38.9
Wuestenrot & Wuerttembergische AG	2	44	0.0
zooplus AG	1,083	368,711	261.9

		3,285,440

Hong Kong
Texhong Textile Group Ltd.	149,000	217,854	154.8

Isle of Man
Strix Group PLC	73,432	347,550	246.9

Israel
AudioCodes Ltd.	3,290	106,311	75.5
Danel Adir Yeoshua Ltd.	1,264	269,618	191.6
One Software Technologies Ltd.	7,000	106,888	75.9
Summit Real Estate Holdings Ltd.	17,332	262,790	186.7
Tower Semiconductor Ltd.	42,446	1,145,503	813.8

		1,891,110

Italy
Brunello Cucinelli SpA	10,612	657,386	467.0
Carel Industries SpA	2,378	56,559	40.2
Danieli & C Officine Meccaniche SpA	2,938	87,078	61.9
Salvatore Ferragamo SpA	56,755	1,132,005	804.2

		1,933,028

Japan
Adastria Co. Ltd.	33,100	570,938	405.6
Aichi Steel Corp.	2,300	61,004	43.3
Anicom Holdings Inc.	13,100	103,381	73.4
AOKI Holdings Inc.	61,300	366,798	260.6
Aruhi Corp.	23,400	296,037	210.3
Asahi Holdings Inc.	49,400	976,916	694.0
Cawachi Ltd.	32,900	665,160	472.6
Central Glass Co. Ltd.	1,600	32,347	23.0
Chubu Shiryo Co. Ltd.	5,400	56,414	40.1
CI Takiron Corp.	81,900	448,349	318.5
Citizen Watch Co. Ltd.	64,900	253,878	180.4
Comture Corp.	10,500	225,997	160.6

Security	Shares	Value	% of Basket Value

Japan (continued)
CONEXIO Corp.	14,900	$217,562	154.6%
Cybozu, Inc.	7,600	166,288	118.1
Dai-Dan Co. Ltd.	2,700	64,999	46.2
Daiken Corp.	3,000	60,751	43.2
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,200	299,553	212.8
Dip Corp.	800	23,397	16.6
Doshisha Co. Ltd.	28,900	455,007	323.3
DyDo Group Holdings Inc.	3,200	155,342	110.4
Ebase Co. Ltd.	6,600	48,870	34.7
EDION Corp.	84,900	877,747	623.6
Financial Products Group Co. Ltd.	18,400	123,807	88.0
Gakken Holdings Co. Ltd.	4,500	52,873	37.6
Giken Ltd.	12,900	529,262	376.0
Glory Ltd.	55,700	1,196,836	850.3
GMO Financial Holdings, Inc.	22,300	169,083	120.1
Goldcrest Co. Ltd.	32,900	487,042	346.0
Hokuto Corp.	4,300	75,435	53.6
Insource Co. Ltd.	12,400	224,810	159.7
Internet Initiative Japan, Inc.	16,100	511,218	363.2
Jafco Co. Ltd.	3,500	198,760	141.2
Japan Lifeline Co. Ltd.	4,100	51,612	36.7
Japan Wool Textile Co. Ltd.	28,100	252,736	179.6
JINS Inc.	1,000	65,489	46.5
J-Oil Mills, Inc.	12,800	216,239	153.6
JSP Corp.	11,800	173,827	123.5
Kamei Corp.	24,300	253,342	180.0
KeePer Technical Laboratory Co. Ltd.	2,600	69,356	49.3
Kitanotatsujin Corp.	4,400	21,699	15.4
Komori Corp.	26,900	203,922	144.9
Konoike Transport Co. Ltd.	4,100	47,401	33.7
Kyoei Steel Ltd.	10,700	138,652	98.5
Makino Milling Machine Co. Ltd.	15,400	581,028	412.8
Mandom Corp.	4,400	74,600	53.0
Maruha Nichiro Corp.	14,800	328,136	233.1
Maxvalu Tokai Co. Ltd.	5,000	114,484	81.3
Meisei Industrial Co. Ltd.	17,100	116,195	82.5
Menicon Co. Ltd.	14,700	1,074,495	763.4
Miroku Jyoho Service Co. Ltd.	4,400	63,211	44.9
Mitsubishi Pencil Co. Ltd.	2,400	30,995	22.0
Mitsuboshi Belting Ltd.	13,200	220,417	156.6
Mitsui DM Sugar Holdings Co. Ltd.	14,400	245,076	174.1
Morita Holdings Corp.	3,600	50,790	36.1
Nextage Co. Ltd.	1,800	37,022	26.3
Nichiha Corp.	1,400	36,778	26.1
Nihon Chouzai Co. Ltd.	45,100	705,443	501.2
Nihon Nohyaku Co. Ltd.	47,400	221,212	157.2
Nippn Corp.	9,600	138,017	98.1
Nippon Light Metal Holdings Co. Ltd.	16,170	284,645	202.2
Nissan Shatai Co. Ltd.	4,300	28,276	20.1
Nitto Boseki Co. Ltd.	1,100	33,655	23.9
Nitto Kohki Co. Ltd.	6,800	115,210	81.8
NS United Kaiun Kaisha Ltd.	17,100	430,762	306.0
Oiles Corp.	23,000	340,051	241.6
Okamoto Industries Inc.	700	26,436	18.8
Osaka Soda Co. Ltd.	4,400	97,009	68.9
Pack Corp. (The)	2,900	75,137	53.4
Piolax Inc.	24,900	346,212	246.0
Prestige International Inc.	22,700	145,336	103.3
Ricoh Leasing Co. Ltd.	12,300	387,642	275.4
Ryobi Ltd.	3,600	47,372	33.7

30

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Samty Residential Investment Corp.	337	$391,125	277.9%
Senko Group Holdings Co. Ltd.	83,200	841,993	598.2
Shibuya Corp.	5,900	165,155	117.3
Star Asia Investment Corp.	42	23,155	16.4
Star Micronics Co. Ltd.	27,200	409,253	290.7
Starzen Co. Ltd.	10,200	202,374	143.8
Strike Co. Ltd.	11,200	375,012	266.4
Sumitomo Densetsu Co. Ltd.	4,000	78,763	56.0
Sumitomo Mitsui Construction Co. Ltd.	90,300	398,806	283.3
Sumitomo Osaka Cement Co. Ltd.	31,400	897,926	637.9
Sumitomo Seika Chemicals Co. Ltd.	11,000	372,243	264.5
Sun Frontier Fudousan Co. Ltd.	42,800	403,864	286.9
Takamatsu Construction Group Co. Ltd.	25,300	466,595	331.5
Takeuchi Manufacturing Co. Ltd.	29,900	745,462	529.6
Tatsuta Electric Wire and Cable Co. Ltd.	11,100	54,334	38.6
T-Gaia Corp.	9,200	165,907	117.9
Toho Titanium Co. Ltd.	27,500	299,671	212.9
Tokushu Tokai Paper Co. Ltd.	100	4,039	2.9
Topcon Corp.	21,400	301,786	214.4
Toyo Ink SC Holdings Co. Ltd.	9,200	168,477	119.7
TPR Co. Ltd.	25,900	362,825	257.8
Tsurumi Manufacturing Co. Ltd.	1,400	22,703	16.1
UACJ Corp.	3,500	92,382	65.6
Unipres Corp.	11,100	100,254	71.2
United Arrows Ltd.	15,500	269,440	191.4
Uzabase Inc.	2,000	41,982	29.8
Valor Holdings Co. Ltd.	21,000	445,971	316.8
Xebio Holdings Co. Ltd.	22,200	203,547	144.6
Yurtec Corp.	37,900	248,528	176.6

		26,439,350

Netherlands
AMG Advanced Metallurgical Group NV	12,685	396,762	281.9
Meltwater Holding BV	28	127	0.1

		396,889

Norway
Borregaard ASA	16,010	416,797	296.1
Elkem ASA	20,125	74,483	52.9
Golden Ocean Group Ltd.	60,540	596,524	423.8
Ocean Yield ASA	39,960	133,521	94.9
Pexip Holding ASA	36,821	302,934	215.2
Protector Forsikring ASA	625	6,418	4.6
Selvaag Bolig ASA	10,287	68,116	48.4
Sparebank 1 Oestlandet	16,465	228,858	162.6

		1,827,651

Singapore
Nanofilm Technologies International Ltd.	40,000	182,494	129.7

Spain
Almirall SA	3,944	62,579	44.4
Befesa SA	400	31,406	22.3
Gestamp Automocion SA	22,307	109,085	77.5
Indra Sistemas SA	13,481	141,126	100.3
Viscofan SA	10,506	729,563	518.3

		1,073,759

Sweden
AcadeMedia AB	10,839	104,943	74.6
Arjo AB	9,999	126,305	89.7
Cibus Nordic Real Estate AB	5,503	149,962	106.5
Corem Property Group AB	22,356	56,744	40.3

Security	Shares	Value	% of Basket Value

Sweden (continued)
Fortnox AB	3,557	$190,816	135.6%
Hexatronic Group AB	2,344	47,672	33.9
HMS Networks AB	3,114	146,324	104.0
Investment AB Oresund	1,379	28,002	19.9
INVISIO AB	674	13,968	9.9
Pandox AB	1,427	23,887	17.0
Sagax AB	7,636	30,394	21.6
Storytel AB	1,643	42,562	30.2
SwedenCare AB	12,587	199,517	141.7
Troax Group AB	19,637	710,576	504.8
Vitrolife AB	10,206	581,411	413.1

		2,453,083

Switzerland
Autoneum Holding AG	2,312	443,943	315.4
Inficon Holding AG	473	569,847	404.9
Medacta Group SA	1,437	204,005	144.9
Rieter Holding AG	372	87,476	62.1
Sensirion Holding AG	5,760	561,336	398.8

		1,866,607

United Kingdom
888 Holdings PLC	78,367	404,698	287.5
Abcam PLC	3,816	72,032	51.2
AJ Bell PLC	120,264	703,105	499.5
Clipper Logistics PLC	82,026	962,297	683.7
Craneware PLC	902	27,771	19.7
CVS Group PLC	27,248	909,905	646.4
Domino’s Pizza Group PLC	79,089	460,403	327.1
Drax Group PLC	8,472	47,458	33.7
Ergomed PLC	10	171	0.1
Forterra PLC	117,678	493,989	351.0
Hunting PLC	30,545	89,070	63.3
Johnson Service Group PLC	192,910	417,234	296.4
Luceco PLC	31,252	168,548	119.8
Luxfer Holdings PLC	3,984	83,066	59.0
Marshalls PLC	17,786	180,418	128.2
Moneysupermarket.com Group PLC	218,329	770,554	547.4
Ninety One PLC.	160,539	507,888	360.8
SThree PLC	4,470	31,106	22.1
TI Fluid Systems PLC	10,292	44,327	31.5
Victrex PLC	10,374	382,569	271.8
Virgin Money UK PLC	44,205	122,737	87.2

		6,879,346

United States
1-800-Flowers.com, Inc., Class A	18,962	578,341	410.9
Aaron’s Co., Inc.	16,780	484,439	344.2
Accel Entertainment, Inc.	41,717	461,390	327.8
ACCO Brands Corp.	60,340	539,440	383.2
ACM Research, Inc., Class A	766	71,131	50.5
Akouos, Inc.	26,810	291,425	207.0
American Axle & Manufacturing Holdings, Inc.	28,688	277,987	197.5
American Woodmark Corp.	8,307	616,795	438.2
Assetmark Financial Holdings, Inc.	30,786	803,515	570.9
Avrobio, Inc.	10,837	79,760	56.7
Axcelis Technologies, Inc.	657	25,327	18.0
AZZ, Inc.	1,703	90,242	64.1
Bank of Marin Bancorp	12,056	418,343	297.2
Bloomin’ Brands, Inc.	1,505	37,821	26.9
Blucora, Inc.	12,558	211,728	150.4
Box, Inc., Class A	27,058	647,227	459.8
Brigham Minerals, Inc., Class A	9,568	187,916	133.5

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
BrightView Holdings, Inc.	13,533	$216,934	154.1%
BRP Group, Inc., Class A	9,255	252,291	179.2
BTRS Holdings, Inc.	8,218	96,233	68.4
Cactus, Inc., Class A	1,663	59,935	42.6
Caesarstone Ltd.	55,077	730,872	519.2
Caleres, Inc.	14,784	365,756	259.9
Camden National Corp.	697	31,205	22.2
Capital City Bank Group, Inc.	17,756	432,181	307.0
Castle Biosciences, Inc.	3,619	252,787	179.6
CBIZ, Inc.	1,438	46,505	33.0
Chatham Lodging Trust	9,679	118,858	84.4
ChemoCentryx, Inc.	12,114	179,045	127.2
Chuy’s Holdings, Inc.	6,249	206,217	146.5
Clear Channel Outdoor Holdings, Inc.	104,291	277,414	197.1
Cohen & Steers, Inc.	270	22,467	16.0
Cornerstone Building Brands, Inc.	3,869	65,077	46.2
Delek US Holdings, Inc.	36,728	638,333	453.5
Domo, Inc., Class B	1,688	149,101	105.9
Donegal Group, Inc., Class A	35,461	548,582	389.7
DXP Enterprises, Inc.	17,308	565,106	401.5
Eargo, Inc.	4,031	145,116	103.1
Easterly Government Properties, Inc.	5,977	135,678	96.4
Ennis, Inc.	22,566	446,130	317.0
Enova International, Inc.	2,797	92,553	65.8
EnPro Industries, Inc.	850	79,152	56.2
EverQuote, Inc., Class A	10,087	304,426	216.3
Exponent, Inc.	4,686	501,824	356.5
First Financial Corp.	29,423	1,178,391	837.2
First Interstate Bancsystem, Inc., Class A	7,555	316,706	225.0
Forestar Group, Inc.	4,756	97,355	69.2
Forrester Research, Inc.	6,585	308,507	219.2
Franklin Street Properties Corp.	41,386	216,035	153.5
frontdoor, Inc.	15,789	772,714	549.0
FRP Holdings, Inc.	4,230	254,350	180.7
Fulton Financial Corp.	4,552	69,737	49.5
Gates Industrial Corp. PLC	2,223	40,259	28.6
Gladstone Commercial Corp.	2,128	49,327	35.0
Global Indemnity Group LLC, Class A	89	2,288	1.6
Global Medical REIT, Inc.	26,858	417,910	296.9
GoHealth, Inc., Class A	29,566	260,181	184.8
GoPro, Inc., Class A	10,979	112,425	79.9
Graham Holdings Co., Class B	415	275,834	196.0
Greenbrier Cos., Inc.	6,084	260,395	185.0
Groupon, Inc.	2,146	78,050	55.5
GTT Communications, Inc.	96,429	54,000	38.4
Haverty Furniture Cos., Inc.	7,317	263,339	187.1
Heartland Express, Inc.	10,446	177,895	126.4
Hemisphere Media Group, Inc.	13,852	176,059	125.1
HNI Corp.	2,143	79,934	56.8
Hub Group, Inc., Class A	13,749	911,284	647.4
Huron Consulting Group, Inc.	9,691	476,119	338.3
ICF International, Inc.	3,190	292,108	207.5
Innospec, Inc.	8,644	764,562	543.2
Inovalon Holdings, Inc., Class A	14,232	539,108	383.0
Inter Parfums, Inc.	10,718	823,893	585.3
Interface, Inc.	6,454	93,067	66.1
iRhythm Technologies, Inc.	3,008	153,769	109.2
iRobot Corp.	6,781	593,337	421.5
J&J Snack Foods Corp.	9,716	1,597,116	1,134.7
Kirby Corp.	9,488	549,450	390.4
LeMaitre Vascular, Inc.	13,992	762,004	541.4
LendingClub Corp.	8,648	211,011	149.9

Security	Shares	Value	% of Basket Value

United States (continued)
LiveRamp Holdings, Inc.	45,225	$1,809,452	1,285.5%
Luther Burbank Corp.	15,784	204,561	145.3
Macerich Co.	2,051	33,431	23.8
Matador Resources Co.	1,216	37,574	26.7
Materion Corp.	1,608	114,747	81.5
Midland States Bancorp, Inc.	523	12,871	9.1
MidWestOne Financial Group, Inc.	3,780	110,111	78.2
Mimecast Ltd.	4,318	239,865	170.4
Minerals Technologies, Inc.	2,684	215,310	153.0
Mitek Systems, Inc.	2,389	52,821	37.5
Moelis & Co., Class A	6,665	394,901	280.6
Moog, Inc., Class A	1,004	78,181	55.5
Movado Group, Inc.	2,687	80,798	57.4
MRC Global, Inc.	64,405	590,594	419.6
Natus Medical, Inc.	6,150	164,205	116.7
Nelnet, Inc., Class A	9,864	742,759	527.7
NETSTREIT Corp.	14,527	376,976	267.8
NexTier Oilfield Solutions, Inc.	16,902	64,566	45.9
nLight, Inc.	14,482	502,381	356.9
NOW, Inc.	54,298	535,921	380.7
ONE Gas, Inc.	7,797	575,263	408.7
OptimizeRx Corp.	2,455	135,688	96.4
Origin Bancorp, Inc.	16,926	688,550	489.2
OSI Systems, Inc.	3,359	336,068	238.8
Outfront Media, Inc.	11,675	278,916	198.2
Ovintiv, Inc.	6,485	166,405	118.2
PBF Energy, Inc., Class A	12,928	118,550	84.2
Peoples Bancorp, Inc.	30,406	896,673	637.0
Perdoceo Education Corp.	4,678	55,481	39.4
PetIQ, Inc.	9,209	325,630	231.3
Photronics, Inc.	7,193	96,170	68.3
Ping Identity Holding Corp.	2,419	53,387	37.9
Plains GP Holdings LP, Class A	62,329	653,831	464.5
PRA Group, Inc.	25,874	1,003,652	713.0
Progress Software Corp.	6,331	288,630	205.1
PTC Therapeutics, Inc.	8,405	322,164	228.9
Quaker Chemical Corp.	633	159,351	113.2
QuinStreet, Inc.	4,115	75,469	53.6
Quotient Technology, Inc.	28,074	304,884	216.6
RadNet, Inc.	888	32,625	23.2
RealReal, Inc.	26,642	439,859	312.5
Resources Connection, Inc.	19,121	296,184	210.4
REX American Resources Corp.	318	26,076	18.5
RLI Corp.	15,988	1,732,779	1,231.1
RPT Realty	5,413	68,962	49.0
Rush Enterprises, Inc., Class B	3,935	172,668	122.7
Schneider National, Inc., Class B	4,894	109,821	78.0
Selectquote, Inc.	5,038	89,676	63.7
Signet Jewelers Ltd.	836	53,788	38.2
Simpson Manufacturing Co., Inc.	3,729	419,438	298.0
Simulations Plus, Inc.	9,381	442,689	314.5
SMART Global Holdings, Inc.	13,613	637,633	453.0
Sonic Automotive, Inc., Class A	12,089	659,455	468.5
South Jersey Industries, Inc.	19,688	495,547	352.1
Southwest Gas Holdings, Inc.	27,206	1,902,516	1,351.6
Steelcase, Inc., Class A	30,970	425,837	302.5
Stepan Co.	335	39,513	28.1
Strategic Education, Inc.	498	39,486	28.1
Stride, Inc.	2,401	73,615	52.3
Tabula Rasa HealthCare, Inc.	914	39,265	27.9
Tactile Systems Technology, Inc.	4,473	219,088	155.7
Taysha Gene Therapies, Inc.	4,941	85,430	60.7

32

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
TechTarget, Inc.	1,426	$104,212	74.0%
Telephone & Data Systems, Inc.	19,722	440,787	313.2
Terex Corp.	5,678	272,090	193.3
Terreno Realty Corp.	3,895	266,262	189.2
Trico Bancshares	9,357	368,946	262.1
TriState Capital Holdings, Inc.	3,487	70,821	50.3
TrueCar, Inc.	5,913	31,102	22.1
UMH Properties, Inc.	8,130	189,266	134.5
Under Armour, Inc., Class C	21,598	378,397	268.8
United Bankshares, Inc.	20,455	706,516	501.9
United States Cellular Corp.	12,586	457,627	325.1
Universal Electronics, Inc.	7,067	330,312	234.7
Universal Health Realty Income Trust	5,635	336,691	239.2
Upland Software, Inc.	22,100	795,600	565.2
Varex Imaging Corp.	9,032	246,574	175.2
Verint Systems, Inc.	28,639	1,222,026	868.2
Victory Capital Holdings Inc., Class A	26,021	793,380	563.7
Vital Farms, Inc.	5,795	100,891	71.7
Waterstone Financial, Inc.	14,691	289,853	205.9
Watts Water Technologies, Inc., Class A	1,493	225,085	159.9
WD-40 Co.	272	66,093	47.0
Willdan Group, Inc.	733	30,236	21.5
XPEL Inc.	4,703	435,498	309.4
Yelp, Inc.	11,181	418,169	297.1
Yext, Inc.	21,948	285,982	203.2
Zuora, Inc., Class A	33,609	581,100	412.8
Zynex, Inc.	3,781	52,518	37.3

		56,905,895

Total Reference Entity — Long		121,499,922

Reference Entity — Short

Common Stocks

Australia
AP Eagers Ltd.	(78,323)	(914,661)	(649.8)
BWX Ltd.	(45,508)	(166,980)	(118.6)
City Chic Collective Ltd.	(13,151)	(51,534)	(36.6)
Elders Ltd.	(314,281)	(2,615,286)	(1,858.0)
Electro Optic Systems Holdings Ltd.	(264,851)	(802,787)	(570.3)
EML Payments Ltd.	(29,107)	(76,357)	(54.3)
Galaxy Resources Ltd.	(82,105)	(281,195)	(199.8)
Integrated Research Ltd.	(50,534)	(68,533)	(48.7)
InvoCare Ltd.	(21,536)	(169,507)	(120.4)
IPH Ltd.	(37,542)	(223,254)	(158.6)
IRESS Ltd.	(13,186)	(136,845)	(97.2)
Monadelphous Group Ltd.	(49,696)	(394,480)	(280.3)
nearmap Ltd.	(148,924)	(226,449)	(160.9)
OceanaGold Corp.	(153,228)	(298,448)	(212.0)
Premier Investments Ltd.	(29,819)	(590,300)	(419.4)
Ramelius Resources Ltd.	(54,271)	(67,275)	(47.8)
Redbubble Ltd.	(146,076)	(348,256)	(247.4)
Sandfire Resources Ltd.	(46,891)	(237,341)	(168.6)
Select Harvests Ltd.	(44,824)	(261,867)	(186.1)
Webjet Ltd.	(148,535)	(545,405)	(387.5)
Western Areas Ltd.	(335,029)	(643,854)	(457.4)

		(9,120,614)

Security	Shares	Value	% of Basket Value

Austria
DO & Co. AG	(400)	$(32,673)	(23.2)%
FACC AG	(2,680)	(27,639)	(19.6)

		(60,312)

Bahamas
OneSpaWorld Holdings Ltd.	(3,698)	(36,536)	(26.0)

Belgium
Biocartis NV	(21)	(100)	(0.1)

Bermuda
Triton International Ltd.	(25,352)	(1,338,332)	(950.8)

Canada
AirBoss of America Corp.	(2,239)	(66,617)	(47.3)
Canaccord Genuity Group, Inc.	(15,780)	(172,017)	(122.2)
Celestica, Inc.	(41,985)	(371,188)	(263.7)
Labrador Iron Ore Royalty Corp.	(2,459)	(97,781)	(69.5)
Largo Resources Ltd.	(10,274)	(167,994)	(119.4)
New Gold, Inc.	(119,721)	(195,760)	(139.1)
North West Co., Inc.	(3,880)	(113,079)	(80.3)
Orla Mining Ltd.	(39,415)	(166,177)	(118.1)
Russel Metals, Inc.	(17,370)	(490,080)	(348.2)
Seabridge Gold, Inc.	(1,949)	(35,290)	(25.1)
Sleep Country Canada Holdings, Inc.	(6,684)	(157,564)	(111.9)
Solaris Resources, Inc.	(11,721)	(138,574)	(98.4)
Torex Gold Resources, Inc.	(54,354)	(611,243)	(434.3)
Trisura Group Ltd.	(1,388)	(51,844)	(36.8)
Village Farms International, Inc.	(23,363)	(225,091)	(159.9)

		(3,060,299)

Chile
Liberty Latin America Ltd., Class C	(25,049)	(346,428)	(246.1)

China
Fosun Tourism Group	(128,400)	(149,593)	(106.3)

Denmark
Atlantic Sapphire ASA	(14,719)	(128,910)	(91.6)
NTG Nordic Transport Group A/S	(4,722)	(366,862)	(260.6)
Per Aarsleff Holding A/S	(5,831)	(251,304)	(178.6)

		(747,076)

Finland
BasWare OYJ	(12,860)	(592,140)	(420.7)
Citycon OYJ	(11,859)	(104,316)	(74.1)
Oriola OYJ, Class B	(2,751)	(6,344)	(4.5)
Sanoma OYJ	(30,452)	(564,974)	(401.4)

		(1,267,774)

France
Albioma SA	(827)	(33,046)	(23.5)
IPSOS	(37)	(1,719)	(1.2)
Kaufman & Broad SA	(2,385)	(105,825)	(75.2)
Mercialys SA	(2,185)	(26,468)	(18.8)

		(167,058)

Germany
CECONOMY AG	(23,587)	(113,159)	(80.4)
Corestate Capital Holding SA	(32,411)	(483,670)	(343.6)
Home24 SE	(13,023)	(232,037)	(164.8)
Instone Real Estate Group AG	(15,308)	(473,953)	(336.7)
Medios AG	(5,032)	(203,251)	(144.4)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Sixt SE	(12,980)	$(1,805,849)	(1,283.0)%
Vossloh AG	(1,059)	(53,327)	(37.9)

		(3,365,246)

Hong Kong
Hong Kong Television Network Ltd.	(424,000)	(594,951)	(422.7)

Israel
Azorim-Investment Development & Construction Co. Ltd.	(9,658)	(36,499)	(25.9)
Camtek Ltd.	(9,040)	(324,957)	(230.9)
Electreon Wireless Ltd.	(4,907)	(257,565)	(183.0)
Malam - Team Ltd.	(81)	(2,699)	(1.9)
Naphtha Israel Petroleum Corp. Ltd.	(12,801)	(58,928)	(41.9)
Property & Building Corp. Ltd.	(2,329)	(288,947)	(205.3)
Radware Ltd.	(3,277)	(105,618)	(75.0)

		(1,075,213)

Italy
Banca Popolare di Sondrio SCPA	(28,134)	(123,929)	(88.0)
Credito Emiliano SpA	(8,016)	(51,374)	(36.5)
De’ Longhi SpA	(1,539)	(68,055)	(48.4)
doValue SpA	(3,522)	(40,375)	(28.7)
Falck Renewables SpA	(11,840)	(81,358)	(57.8)
Fila SpA	(9,876)	(123,600)	(87.8)
Societa Cattolica di Assicurazioni	(21,276)	(174,578)	(124.0)

		(663,269)

Japan
Aeon Delight Co. Ltd.	(6,000)	(197,413)	(140.2)
Aiful Corp.	(312,900)	(983,465)	(698.7)
Alpha Systems, Inc.	(3,600)	(131,886)	(93.7)
Aomori Bank Ltd.	(3,200)	(57,958)	(41.2)
Awa Bank Ltd.	(22,000)	(398,196)	(282.9)
Bank of Okinawa Ltd.	(11,100)	(250,363)	(177.9)
BML, Inc.	(5,900)	(203,772)	(144.8)
Bunka Shutter Co. Ltd.	(7,400)	(79,632)	(56.6)
cocokara fine, Inc.	(11,400)	(851,086)	(604.6)
Daibiru Corp.	(43,100)	(550,629)	(391.2)
Daihen Corp.	(4,600)	(206,300)	(146.6)
Daiho Corp.	(200)	(7,762)	(5.5)
Daishi Hokuetsu Financial Group, Inc.	(9,300)	(205,574)	(146.0)
Descente Ltd.	(7,000)	(190,494)	(135.3)
Digital Garage, Inc.	(10,300)	(427,550)	(303.7)
Eagle Industry Co. Ltd.	(6,800)	(80,399)	(57.1)
Earth Corp.	(5,000)	(296,106)	(210.4)
ESPEC Corp.	(6,900)	(144,929)	(103.0)
Fuji Co. Ltd/Ehime	(6,400)	(113,832)	(80.9)
Fujitec Co. Ltd.	(61,900)	(1,375,225)	(977.0)
Fukushima Galilei Co. Ltd.	(2,800)	(115,496)	(82.1)
HIS Co. Ltd.	(16,600)	(357,828)	(254.2)
Hitachi Zosen Corp.	(52,500)	(379,314)	(269.5)
Hokkoku Bank Ltd.	(4,200)	(78,162)	(55.5)
Hoshino Resorts REIT, Inc.	(47)	(298,953)	(212.4)
Hosokawa Micron Corp.	(4,900)	(278,585)	(197.9)
Ichikoh Industries Ltd.	(6,700)	(44,976)	(31.9)
Invesco Office J-Reit, Inc.	(1,021)	(211,827)	(150.5)
Itochu-Shokuhin Co. Ltd.	(1,000)	(47,132)	(33.5)
Jaccs Co. Ltd.	(2,600)	(60,465)	(43.0)
Juroku Bank Ltd.	(7,500)	(132,549)	(94.2)
Kanto Denka Kogyo Co. Ltd.	(29,800)	(286,529)	(203.6)
Kappa Create Co. Ltd.	(2,900)	(37,410)	(26.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Keiyo Co. Ltd.	(64,600)	$(492,880)	(350.2)%
Key Coffee, Inc.	(15,000)	(289,955)	(206.0)
Kintetsu Department Store Co. Ltd.	(15,200)	(426,750)	(303.2)
Kiyo Bank Ltd.	(35,900)	(478,996)	(340.3)
Koa Corp.	(1,800)	(27,680)	(19.7)
Kojima Co. Ltd.	(26,600)	(167,529)	(119.0)
Konishi Co. Ltd.	(7,100)	(105,352)	(74.8)
Marusan Securities Co. Ltd.	(56,100)	(304,122)	(216.1)
Maruwa Co. Ltd/Aichi	(3,300)	(323,231)	(229.6)
Marvelous, Inc.	(9,400)	(63,245)	(44.9)
Matsuya Co. Ltd.	(61,100)	(503,363)	(357.6)
MCJ Co. Ltd.	(6,800)	(76,881)	(54.6)
Meitec Corp.	(4,600)	(259,822)	(184.6)
Mitani Sekisan Co. Ltd.	(3,600)	(146,327)	(104.0)
Mitsuuroko Group Holdings Co. Ltd.	(13,700)	(157,165)	(111.7)
Modec, Inc.	(8,000)	(133,967)	(95.2)
Musashino Bank Ltd.	(9,400)	(140,975)	(100.2)
Nichiden Corp.	(400)	(8,122)	(5.8)
Nippon Ceramic Co. Ltd.	(8,900)	(235,903)	(167.6)
Nippon Road Co. Ltd.	(2,900)	(215,176)	(152.9)
Nissha Co. Ltd.	(3,700)	(52,094)	(37.0)
Nissin Electric Co. Ltd.	(34,500)	(402,214)	(285.7)
Nitta Corp.	(1,200)	(28,915)	(20.5)
Noritake Co. Ltd/Nagoya Japan	(700)	(27,021)	(19.2)
Noritz Corp.	(5,500)	(93,587)	(66.5)
North Pacific Bank Ltd.	(286,400)	(612,631)	(435.2)
Okamura Corp.	(21,700)	(307,350)	(218.4)
Prima Meat Packers Ltd.	(15,300)	(414,856)	(294.7)
Qol Holdings Co. Ltd.	(16,600)	(230,123)	(163.5)
Ringer Hut Co. Ltd.	(8,700)	(179,990)	(127.9)
RS Technologies Co. Ltd.	(1,100)	(58,880)	(41.8)
Saibu Gas Co. Ltd.	(4,800)	(106,424)	(75.6)
San-Ai Oil Co. Ltd.	(10,300)	(128,427)	(91.2)
Seiren Co. Ltd.	(44,300)	(900,961)	(640.1)
Shizuoka Gas Co. Ltd.	(11,300)	(118,132)	(83.9)
Sinfonia Technology Co. Ltd.	(10,900)	(126,144)	(89.6)
Snow Peak, Inc.	(10,400)	(386,855)	(274.8)
Sodick Co. Ltd.	(58,400)	(545,084)	(387.3)
Sun Corp.	(19,000)	(534,297)	(379.6)
Suruga Bank Ltd.	(43,900)	(132,820)	(94.4)
T Hasegawa Co. Ltd.	(31,900)	(743,117)	(527.9)
Taihei Dengyo Kaisha Ltd.	(1,000)	(24,206)	(17.2)
Taki Chemical Co. Ltd.	(5,500)	(290,923)	(206.7)
Tamura Corp.	(93,800)	(739,604)	(525.4)
Tenma Corp.	(23,100)	(542,040)	(385.1)
Toei Co. Ltd.	(2,200)	(396,913)	(282.0)
Toho Bank Ltd.	(8,400)	(15,881)	(11.3)
Token Corp.	(1,100)	(99,303)	(70.5)
Tokyotokeiba Co. Ltd.	(23,500)	(935,892)	(664.9)
TOMONY Holdings, Inc.	(63,500)	(172,974)	(122.9)
Toyo Construction Co. Ltd.	(130,800)	(700,421)	(497.6)
Union Tool Co.	(2,400)	(88,611)	(63.0)
V Technology Co. Ltd.	(4,800)	(210,422)	(149.5)
World Holdings Co. Ltd.	(5,000)	(145,358)	(103.3)
Zojirushi Corp.	(2,100)	(29,147)	(20.7)

		(24,160,855)

Liechtenstein
Liechtensteinische Landesbank AG	(740)	(43,674)	(31.0)

34

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Malta
Media and Games Invest SE	(4,105)	$(27,371)	(19.4)%

Netherlands
Boskalis Westminster	(1,518)	(47,770)	(33.9)
Brack Capital Properties NV	(576)	(61,512)	(43.7)
Koninklijke BAM Groep NV	(168,461)	(476,265)	(338.4)
NSI NV	(4,221)	(175,501)	(124.7)
SIF Holding NV	(11,989)	(200,661)	(142.6)
Sligro Food Group NV	(589)	(17,096)	(12.1)
uniQure NV	(1,775)	(51,493)	(36.6)

		(1,030,298)

Norway
Aker Horizons Holding ASA	(39,305)	(114,851)	(81.6)
Aker Solutions ASA	(16,712)	(31,788)	(22.6)
Bonheur ASA	(239)	(7,629)	(5.4)
Sbanken ASA	(19,584)	(238,517)	(169.5)
Veidekke ASA	(15,236)	(196,254)	(139.4)

		(589,039)

Peru
Hochschild Mining PLC	(68,782)	(147,359)	(104.7)

Singapore
Frasers Centrepoint Trust	(63,600)	(113,627)	(80.7)
Kulicke & Soffa Industries, Inc.	(1,132)	(61,535)	(43.7)

		(175,162)

Spain
eDreams ODIGEO SA	(1,384)	(11,459)	(8.1)
Grupo Empresarial San Jose SA	(11,064)	(63,983)	(45.5)
Lar Espana Real Estate Socimi SA	(3,367)	(21,209)	(15.1)
Metrovacesa SA	(13,113)	(109,155)	(77.6)
Neinor Homes SA	(2,535)	(36,895)	(26.2)
Solarpack Corp. Tecnologica SA	(3,713)	(115,179)	(81.8)

		(357,880)

Sweden
Attendo AB	(43,861)	(214,665)	(152.5)
Bonava AB	(23,135)	(247,442)	(175.8)
Bravida Holding AB	(14,628)	(226,343)	(160.8)
Clas Ohlson AB	(83,815)	(859,728)	(610.8)
Collector AB	(27,124)	(113,084)	(80.3)
Duni AB	(5,674)	(74,745)	(53.1)
Hexpol AB	(5,428)	(73,902)	(52.5)
Inwido AB	(9,654)	(178,907)	(127.1)
Karo Pharma AB	(32,285)	(205,147)	(145.8)
Mekonomen AB	(37,445)	(598,970)	(425.5)
Modern Times Group MTG AB	(87,217)	(1,239,043)	(880.3)
Nolato AB	(38,622)	(428,711)	(304.6)
Re:NewCell AB	(21,504)	(518,746)	(368.5)
Veoneer, Inc.	(29,917)	(937,001)	(665.7)

		(5,916,434)

Switzerland
Allreal Holding AG	(631)	(130,540)	(92.8)
Basilea Pharmaceutica AG	(7,372)	(377,633)	(268.3)
GAM Holding AG	(71,783)	(155,294)	(110.3)
Implenia AG	(24,713)	(656,394)	(466.3)
Mobilezone Holding AG	(15,693)	(188,807)	(134.1)
Mobimo Holding AG	(1,447)	(496,415)	(352.7)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Valiant Holding AG	(5,737)	$(596,657)	(423.9)%
Vontobel Holding AG	(592)	(52,198)	(37.1)

		(2,653,938)

United Kingdom
Argo Blockchain PLC	(85,521)	(159,285)	(113.2)
Blue Prism Group PLC	(44,816)	(526,343)	(373.9)
Bodycote PLC	(9,113)	(114,284)	(81.2)
Cairn Energy PLC	(49,583)	(87,915)	(62.5)
Capital & Counties Properties PLC	(66,368)	(157,400)	(111.8)
Crest Nicholson Holdings PLC	(24,872)	(143,405)	(101.9)
Essentra PLC	(146,291)	(576,381)	(409.5)
Euromoney Institutional Investor PLC	(1,853)	(26,188)	(18.6)
Finablr PLC	(44,203)	(1)	(0.0)
First Derivatives PLC	(2,117)	(68,858)	(48.9)
Genuit Group PLC	(689)	(6,117)	(4.3)
Go-Ahead Group PLC	(6,228)	(88,993)	(63.2)
Premier Foods PLC	(200,769)	(310,883)	(220.9)
Saga PLC	(18,906)	(93,030)	(66.1)
Senior PLC	(51,488)	(115,941)	(82.4)
Serica Energy PLC	(138,262)	(300,576)	(213.5)
TORM PLC	(3,856)	(33,078)	(23.5)

		(2,808,678)

United States
ABM Industries, Inc.	(23,503)	(1,092,654)	(776.3)
ADTRAN, Inc.	(58,035)	(1,300,564)	(924.0)
Adverum Biotechnologies, Inc.	(295,441)	(670,651)	(476.5)
Alexander & Baldwin, Inc.	(1,186)	(23,744)	(16.9)
Allscripts Healthcare Solutions, Inc.	(18,456)	(315,228)	(224.0)
Alto Ingredients, Inc.	(17,822)	(94,457)	(67.1)
American National Group, Inc.	(27)	(4,454)	(3.2)
Ameris Bancorp.	(23,946)	(1,164,015)	(827.0)
Apollo Medical Holdings, Inc.	(4,046)	(357,545)	(254.0)
AppHarvest, Inc.	(8,551)	(101,928)	(72.4)
Ares Management Corp., Class A	(25,140)	(1,800,275)	(1,279.0)
Argan, Inc.	(9,048)	(406,708)	(288.9)
Arko Corp.	(4,840)	(40,172)	(28.5)
Asbury Automotive Group, Inc.	(5,131)	(1,054,215)	(749.0)
Aterian, Inc.	(8,012)	(72,348)	(51.4)
Atlas Air Worldwide Holdings, Inc.	(9,728)	(651,484)	(462.8)
Avaya Holdings Corp.	(2,094)	(50,717)	(36.0)
Berkshire Hills Bancorp, Inc.	(1,659)	(44,859)	(31.9)
Blue Bird Corp.	(1,194)	(29,850)	(21.2)
Bluebird Bio, Inc.	(14,424)	(366,514)	(260.4)
Bristow Group, Inc.	(18,710)	(486,086)	(345.3)
Byline Bancorp, Inc.	(25,131)	(618,474)	(439.4)
California Water Service Group	(32,567)	(2,041,300)	(1,450.2)
Cal-Maine Foods, Inc.	(1,230)	(42,915)	(30.5)
Cara Therapeutics, Inc.	(18,852)	(225,658)	(160.3)
Casella Waste Systems, Inc.	(16,770)	(1,153,441)	(819.5)
Cavco Industries, Inc.	(4,739)	(1,113,665)	(791.2)
Citi Trends, Inc.	(2,351)	(187,492)	(133.2)
Columbia Property Trust, Inc.	(3,437)	(57,295)	(40.7)
CommScope Holding Co., Inc.	(11,592)	(245,287)	(174.3)
ConnectOne Bancorp, Inc.	(7,364)	(193,673)	(137.6)
Consolidated Communications Holdings, Inc.	(7,695)	(59,175)	(42.0)
Cracker Barrel Old Country Store, Inc.	(3,630)	(494,333)	(351.2)
CytomX Therapeutics, Inc.	(4,843)	(26,201)	(18.6)
Dana, Inc.	(13,120)	(316,979)	(225.2)
Danimer Scientific, Inc.	(2,071)	(34,544)	(24.5)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Diversified Healthcare Trust	(45,005)	$(175,520)	(124.7)%
Driven Brands Holdings, Inc.	(2,844)	(90,496)	(64.3)
Dycom Industries, Inc.	(1,560)	(108,264)	(76.9)
Ebix, Inc.	(12,727)	(384,610)	(273.2)
Edgewell Personal Care Co.	(22,313)	(916,618)	(651.2)
El Pollo Loco Holdings, Inc.	(7,281)	(135,499)	(96.3)
Endo International PLC	(32,016)	(162,001)	(115.1)
Energy Fuels, Inc.	(72,874)	(381,426)	(271.0)
Enstar Group Ltd.	(1,371)	(352,374)	(250.3)
Evolent Health, Inc.	(3,984)	(91,393)	(64.9)
Federal Signal Corp.	(2,172)	(86,033)	(61.1)
Federated Investors, Inc., Class B	(4,535)	(147,115)	(104.5)
First Community Bankshares, Inc.	(3,757)	(109,704)	(77.9)
FirstCash, Inc.	(2,311)	(183,031)	(130.0)
Fluidigm Corp.	(12,851)	(95,226)	(67.7)
FormFactor, Inc.	(1,984)	(73,924)	(52.5)
Fresh Del Monte Produce, Inc.	(733)	(22,620)	(16.1)
Genesco, Inc.	(1,147)	(65,895)	(46.8)
Glatfelter Corp.	(32,966)	(502,072)	(356.7)
Global Industrial Co.	(6,651)	(262,848)	(186.7)
Granite Construction, Inc.	(10,326)	(396,725)	(281.9)
Great Lakes Dredge & Dock Corp.	(68,390)	(1,053,206)	(748.2)
Group 1 Automotive, Inc.	(4,068)	(706,774)	(502.1)
HealthStream, Inc.	(30,336)	(886,115)	(629.5)
Helios Technologies, Inc.	(276)	(22,315)	(15.9)
Herc Holdings, Inc.	(7,468)	(926,331)	(658.1)
Hilltop Holdings, Inc.	(15,652)	(495,855)	(352.3)
Hovnanian Enterprises, Inc., Class A	(1,129)	(117,856)	(83.7)
Ideanomics, Inc.	(72,142)	(170,977)	(121.5)
Ingevity Corp.	(5,453)	(463,178)	(329.1)
Innoviva, Inc.	(26,053)	(369,432)	(262.5)
Inogen, Inc.	(1,633)	(130,264)	(92.5)
Intersect ENT, Inc.	(10,959)	(255,893)	(181.8)
Jack in the Box, Inc.	(1,478)	(160,895)	(114.3)
Kadant, Inc.	(692)	(124,650)	(88.6)
Kennedy-Wilson Holdings, Inc.	(23,393)	(472,305)	(335.5)
Kforce, Inc.	(10,500)	(655,515)	(465.7)
Kronos Worldwide, Inc.	(7,343)	(102,141)	(72.6)
Landec Corp.	(43,631)	(477,323)	(339.1)
Laureate Education, Inc., Class A	(110,119)	(1,630,862)	(1,158.6)
LTC Properties, Inc.	(1,850)	(70,023)	(49.7)
Mack-Cali Realty Corp.	(21,290)	(383,220)	(272.3)
Masonite International Corp.	(325)	(36,777)	(26.1)
Matson, Inc.	(1,343)	(90,142)	(64.0)
Matthews International Corp., Class A	(3,329)	(115,183)	(81.8)
Maxar Technologies, Inc.	(6,202)	(224,947)	(159.8)
MBIA, Inc.	(2,758)	(35,992)	(25.6)
MEDNAX, Inc.	(19,836)	(577,624)	(410.4)
Meredith Corp.	(2,882)	(125,770)	(89.4)
Meridian Bioscience, Inc.	(22,691)	(465,165)	(330.5)
Methode Electronics, Inc.	(9,726)	(465,195)	(330.5)
MGM Growth Properties LLC	(11,605)	(438,669)	(311.6)
MiMedx Group, Inc.	(38,632)	(473,628)	(336.5)
ModivCare, Inc.	(1,314)	(223,380)	(158.7)
Monarch Casino & Resort, Inc.	(1,592)	(101,649)	(72.2)
Mr Cooper Group, Inc.	(18,205)	(676,862)	(480.9)
Multiplan Corp.	(46,191)	(371,838)	(264.2)
MYR Group, Inc.	(19,135)	(1,829,880)	(1,300.0)
Myriad Genetics, Inc.	(10,505)	(332,273)	(236.1)
Neenah, Inc.	(9,703)	(487,770)	(346.5)
Newmark Group, Inc.	(4,495)	(57,896)	(41.1)
Northfield Bancorp, Inc.	(24,270)	(399,242)	(283.6)

Security	Shares	Value	% of Basket Value

United States (continued)
NV5 Global, Inc.	(1,920)	$(182,400)	(129.6)%
Option Care Health, Inc.	(10,638)	(220,419)	(156.6)
Owens & Minor, Inc.	(13,823)	(639,314)	(454.2)
Pactiv Evergreen, Inc.	(3,927)	(56,824)	(40.4)
Papa John’s International, Inc.	(2,169)	(247,526)	(175.9)
Patrick Industries, Inc.	(4,108)	(339,444)	(241.2)
Patterson-UTI Energy, Inc.	(49,155)	(394,223)	(280.1)
PC Connection, Inc.	(4,355)	(207,124)	(147.1)
Pilgrim’s Pride Corp.	(52,799)	(1,169,498)	(830.9)
Piper Sandler Cos	(11,562)	(1,418,542)	(1,007.8)
Plantronics, Inc.	(11,506)	(358,872)	(255.0)
Playa Hotels & Resorts NV	(18,506)	(123,805)	(88.0)
Plexus Corp.	(4,148)	(374,647)	(266.2)
PotlatchDeltic Corp.	(1,954)	(101,491)	(72.1)
Premier, Inc., Class A	(54,614)	(1,946,443)	(1,382.8)
Prestige Consumer Healthcare, Inc.	(1,298)	(68,210)	(48.5)
Radius Health, Inc.	(23,935)	(362,137)	(257.3)
Rayonier, Inc.	(1,387)	(52,304)	(37.2)
Repay Holdings Corp.	(10,918)	(271,967)	(193.2)
Ribbon Communications, Inc.	(7,908)	(54,644)	(38.8)
Rogers Corp.	(854)	(162,772)	(115.6)
S&T Bancorp, Inc.	(2,570)	(75,687)	(53.8)
Sandy Spring Bancorp, Inc.	(6,643)	(276,282)	(196.3)
Schnitzer Steel Industries, Inc., Class A	(7,778)	(407,723)	(289.7)
Seaboard Corp.	(109)	(447,990)	(318.3)
Shyft Group, Inc.	(19,645)	(774,799)	(550.5)
SIGA Technologies, Inc.	(44,827)	(285,548)	(202.9)
Simply Good Foods Co.	(2,554)	(95,724)	(68.0)
Skyline Champion Corp.	(14,614)	(824,230)	(585.6)
SkyWest, Inc.	(13,845)	(560,584)	(398.3)
SolarWinds Corp.	(162,559)	(1,827,163)	(1,298.1)
SP Plus Corp.	(9,144)	(299,832)	(213.0)
SpartanNash Co.	(7,084)	(137,784)	(97.9)
Spectrum Brands Holdings, Inc.	(12,192)	(1,064,971)	(756.6)
Spirit Airlines, Inc.	(1,986)	(53,582)	(38.1)
St Joe Co.	(15,606)	(706,484)	(501.9)
Standex International Corp.	(7,942)	(730,664)	(519.1)
Sterling Construction Co., Inc.	(23,231)	(510,153)	(362.4)
Summit Hotel Properties, Inc.	(16,101)	(145,070)	(103.1)
Sunstone Hotel Investors, Inc.	(37,706)	(435,127)	(309.1)
Super Micro Computer, Inc.	(4,791)	(182,250)	(129.5)
Targa Resources Corp.	(865)	(36,425)	(25.9)
Taro Pharmaceutical Industries Ltd.	(10,004)	(712,285)	(506.0)
Tivity Health, Inc.	(15,431)	(387,009)	(274.9)
Travere Therapeutics, Inc.	(7,892)	(108,515)	(77.1)
Tredegar Corp.	(36,241)	(473,670)	(336.5)
TreeHouse Foods, Inc.	(13,392)	(594,605)	(422.4)
TTEC Holdings, Inc.	(7,344)	(767,448)	(545.2)
Tutor Perini Corp.	(11,802)	(166,054)	(118.0)
Ultra Clean Holdings, Inc.	(3,556)	(192,060)	(136.4)
Unisys Corp.	(3,751)	(83,835)	(59.6)
Univest Financial Corp.	(1,476)	(40,383)	(28.7)
Utz Brands, Inc.	(9,847)	(222,936)	(158.4)
Vapotherm, Inc.	(1,307)	(33,799)	(24.0)
Vivint Smart Home, Inc.	(10,678)	(131,019)	(93.1)
World Acceptance Corp.	(127)	(24,075)	(17.1)

		(61,455,677)

Total Reference Entity — Short		(121,359,166)

Net Value of Reference Entity — Goldman Sachs & Co.		$140,756

36

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date August 7, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	105,255	$129,077	18.8%
Atlas Arteria Ltd.	42,812	196,988	28.8
Aurizon Holdings Ltd.	30,742	87,243	12.7
Bendigo & Adelaide Bank Ltd.	16,087	122,121	17.8
Challenger Ltd.	22,344	93,520	13.7
Charter Hall Group	1,248	14,913	2.2
CSR Ltd.	83,372	342,002	49.9
Harvey Norman Holdings Ltd.	30,721	128,304	18.7
Medibank Pvt Ltd.	46,211	112,703	16.5
Mineral Resources Ltd.	3,748	173,417	25.3
Nine Entertainment Co. Holdings Ltd.	33,257	67,812	9.9
Perpetual Ltd.	10,863	300,228	43.8
Platinum Asset Management Ltd.	154,584	465,758	68.0
Qube Holdings Ltd.	40,783	87,392	12.8
Scentre Group	79,613	152,000	22.2
Worley Ltd.	21,812	179,107	26.1

		2,652,585

Austria
ANDRITZ AG	6,382	351,361	51.3

Belgium
Ageas SA	2,371	125,202	18.3

Canada
Ballard Power Systems, Inc.	2,025	32,787	4.8
Canadian Western Bank	790	21,536	3.2
Canfor Corp.	7,681	148,313	21.7
CGI, Inc.	10,448	950,419	138.7
Crescent Point Energy Corp.	71,795	262,412	38.3
Fairfax Financial Holdings Ltd.	808	340,362	49.7
First Capital Real Estate Investment Trust	8,931	129,570	18.9
Franco-Nevada Corp.	4,899	783,581	114.4
Gildan Activewear, Inc.	24,958	860,407	125.6
Hydro One Ltd.	37,560	927,259	135.3
IGM Financial, Inc.	1,325	46,761	6.8
Innergex Renewable Energy Inc.	72,639	1,266,350	184.8
TMX Group Ltd.	6,983	766,865	111.9
Tourmaline Oil Corp.	12,322	336,396	49.1
Wheaton Precious Metals Corp.	17,931	828,281	120.9
Whitecap Resources, Inc.	31,749	145,308	21.2
Yamana Gold, Inc.	363,343	1,627,996	237.6

		9,474,603

Denmark
Novozymes A/S, B Shares	14,387	1,130,312	165.0

France
ALD SA	32,444	474,976	69.3
Dassault Systemes SE	31,238	1,723,157	251.5
Klepierre SA	9,534	230,837	33.7
La Francaise des Jeux SAEM	4,864	260,038	38.0
Legrand SA	3,168	357,020	52.1
Pernod Ricard SA	218	48,114	7.0

Security	Shares	Value	% of Basket Value

France (continued)
Societe Generale SA	13,807	$404,348	59.0%
Unibail-Rodamco-Westfield	6,671	555,266	81.0
Valeo SA	8,993	260,040	38.0

		4,313,796

Germany
Capital Stage AG	751	13,745	2.0
DWS Group GmbH & Co. KGaA	250	11,797	1.7
Freenet AG	9,368	224,057	32.7
Grand City Properties SA	3,346	88,871	13.0
HelloFresh SE	6,223	583,340	85.1
thyssenkrupp AG	14,368	143,146	20.9
Zalando SE	597	66,334	9.7

		1,131,290

Hong Kong
Dah Sing Banking Group Ltd.	111,600	114,887	16.8
Dah Sing Financial Holdings Ltd.	133,600	421,144	61.5
Haitong International Securities Group Ltd.	61,000	15,721	2.3
Kerry Properties Ltd.	65,500	193,436	28.2
Man Wah Holdings Ltd.	13,200	26,486	3.9
Shun Tak Holdings Ltd.	238,000	68,950	10.1
SITC International Holdings Co. Ltd.	9,000	37,128	5.4
Swire Properties Ltd.	326,800	929,470	135.6
Techtronic Industries Co. Ltd.	12,000	213,987	31.2
Yue Yuen Industrial Holdings Ltd.	183,500	387,259	56.5

		2,408,468

Ireland
CRH PLC	8,682	433,918	63.3

Israel
Alony Hetz Properties & Investments Ltd.	15,727	214,258	31.3
Gazit-Globe Ltd.	19,221	142,913	20.8

		357,171

Italy
BPER Banca	101,810	198,480	29.0
Davide Campari-Milano NV	26,662	374,829	54.7
Intesa Sanpaolo SpA	217,761	601,575	87.8
Poste Italiane SpA	9,335	123,525	18.0
PRADA SpA	84,000	658,201	96.1
UnipolSai Assicurazioni SpA	3,902	10,833	1.6

		1,967,443

Japan
Amada Co. Ltd.	166,200	1,708,225	249.3
ASKUL Corp.	16,400	247,558	36.1
Azbil Corp.	6,900	269,087	39.3
Benesse Holdings, Inc.	21,800	501,639	73.2
COMSYS Holdings Corp.	30,100	836,556	122.1
CyberAgent, Inc.	50,200	903,522	131.9
Daifuku Co. Ltd.	6,900	618,304	90.3
Daiichi Sankyo Co. Ltd.	23,600	467,381	68.2
DIC Corp.	800	21,619	3.2
Disco Corp.	800	228,445	33.4
Hamamatsu Photonics KK	35,700	1,984,939	289.7
Hikari Tsushin, Inc.	1,800	311,635	45.5
JFE Holdings, Inc.	25,600	311,290	45.4
Kao Corp.	22,800	1,372,818	200.4
Kirin Holdings Co. Ltd.	25,000	457,270	66.7
Komatsu Ltd.	4,600	115,271	16.8

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kuraray Co. Ltd.	57,900	$537,635	78.5%
Lawson, Inc.	23,200	1,166,034	170.2
Maeda Corp.	1,600	13,451	2.0
Maruichi Steel Tube Ltd.	11,000	265,364	38.7
Maruwa Unyu Kikan Co. Ltd.	34,900	489,407	71.4
MonotaRO Co. Ltd.	4,300	98,912	14.4
Nankai Electric Railway Co. Ltd.	22,300	473,542	69.1
NGK Spark Plug Co. Ltd.	1,000	14,630	2.1
Nikon Corp.	7,500	69,820	10.2
Nippon Paper Industries Co. Ltd.	23,900	279,375	40.8
Nippon Television Holdings, Inc.	33,600	373,573	54.5
Olympus Corp.	14,600	300,458	43.9
Omron Corp.	1,500	128,363	18.7
Secom Co. Ltd.	13,300	1,006,684	146.9
Seiko Epson Corp.	4,500	77,427	11.3
Shimadzu Corp.	7,700	310,545	45.3
Shiseido Co. Ltd.	2,700	180,456	26.3
SKY Perfect JSAT Holdings Inc.	147,700	558,786	81.6
Sumitomo Chemical Co. Ltd.	338,400	1,761,546	257.1
Teijin Ltd.	20,500	308,668	45.1
Terumo Corp.	15,100	586,042	85.5
Tokyo Electron Ltd.	300	123,728	18.1
Toray Industries, Inc.	44,900	295,630	43.2
Trend Micro, Inc.	500	26,032	3.8
Yamada Holdings Co. Ltd.	99,800	471,500	68.8
Yamaguchi Financial Group, Inc.	2,100	12,073	1.8
Yamaha Motor Co. Ltd.	49,200	1,232,002	179.8
Yaskawa Electric Corp.	19,000	940,817	137.3
Yokogawa Electric Corp.	73,500	1,130,737	165.0
Yokohama Rubber Co. Ltd.	5,800	115,817	16.9
ZOZO, Inc.	18,800	640,304	93.5

		24,344,917

Netherlands
IMCD NV	3,299	571,591	83.4
JDE Peet’s NV	9,096	306,224	44.7
Signify NV	12,843	719,449	105.0

		1,597,264

New Zealand
Infratil Ltd.	77,354	394,036	57.5

Norway
Salmar ASA	14,184	940,850	137.3

Spain
Fluidra SA	2,659	107,792	15.8
Industria de Diseno Textil SA	6,748	228,868	33.4

		336,660

Sweden
Elekta AB	2,843	41,495	6.1
H & M Hennes & Mauritz AB, B Shares	1,853	38,740	5.6
Nibe Industrier AB, B Shares	85,353	1,019,967	148.9
Samhallsbyggnadsbolaget i Norden AB	68,003	340,710	49.7

		1,440,912

Switzerland
Givaudan SA	35	174,720	25.5
Kuehne + Nagel International AG	2,950	995,132	145.3

Security	Shares	Value	% of Basket Value

Switzerland (continued)
PSP Swiss Property AG, Registered Shares	2,939	$397,729	58.1%
Tecan Group AG	446	257,195	37.5

		1,824,776

United Kingdom
Diploma PLC	2,668	109,600	16.0
Games Workshop Group PLC	271	42,830	6.3
Greggs PLC	9,682	370,992	54.1
HomeServe PLC	4,576	59,472	8.7
ITV PLC	370,133	575,539	84.0
John Wood Group PLC	50,592	153,252	22.4
Phoenix Group Holdings PLC	192,402	1,813,164	264.6
Virgin Money UK PLC	62,984	174,083	25.4

		3,298,932

United States
Sims Ltd.	136,539	1,650,627	240.9

Zambia
First Quantum Minerals Ltd.	5,480	117,366	17.1

Total Reference Entity — Long		60,292,489

Reference Entity — Short

Common Stocks

Australia
AGL Energy Ltd.	(20,342)	(107,724)	(15.7)
Chalice Mining Ltd.	(62,209)	(331,048)	(48.3)
Qantas Airways Ltd.	(451,484)	(1,521,963)	(222.2)
Rio Tinto PLC	(19,343)	(1,643,002)	(239.8)

		(3,603,737)

Austria
BAWAG Group AG	(2,580)	(146,783)	(21.4)
OMV AG	(8,512)	(459,595)	(67.1)

		(606,378)

Canada
Bank of Montreal	(232)	(22,971)	(3.4)
Boyd Group Services, Inc.	(183)	(35,845)	(5.2)
Brookfield Asset Management Reinsurance Partners Ltd., Class A	(3,084)	(166,955)	(24.4)
Brookfield Asset Management, Inc., Class A	(6,613)	(356,994)	(52.1)
Centerra Gold, Inc.	(23,235)	(186,796)	(27.3)
Dollarama, Inc.	(38,398)	(1,808,178)	(263.9)
Empire Co. Ltd.	(1,650)	(54,184)	(7.9)
Kinross Gold Corp.	(35,336)	(231,400)	(33.8)
Metro, Inc.	(14,526)	(753,312)	(109.9)
Pan American Silver Corp.	(5,666)	(159,090)	(23.2)
TransAlta Corp.	(16,597)	(173,074)	(25.3)

		(3,948,799)

Denmark
Netcompany Group A/S	(247)	(30,525)	(4.5)

Finland
Huhtamaki OYJ	(12,498)	(665,648)	(97.2)

France
Adevinta ASA	(4,118)	(79,178)	(11.6)
Aeroports de Paris	(330)	(40,007)	(5.8)
Bollore SA	(125,233)	(699,842)	(102.1)
Capgemini SE	(8,407)	(1,817,196)	(265.2)
Dassault Aviation SA	(292)	(347,670)	(50.7)

38

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Edenred	(3,154)	$(183,235)	(26.7)%
Eurazeo SE	(9,158)	(887,056)	(129.5)
SEB SA	(4,794)	(796,562)	(116.3)
SOITEC	(762)	(182,688)	(26.7)
SPIE SA	(6,131)	(145,222)	(21.2)
Worldline SA	(2,246)	(210,226)	(30.7)

		(5,388,882)

Germany
Auto1 Group SE	(7,063)	(345,696)	(50.4)
Delivery Hero SE	(1,753)	(262,061)	(38.2)
Deutsche Bank AG	(19,325)	(243,616)	(35.6)
Flatex AG	(102)	(12,342)	(1.8)
HOCHTIEF AG	(6,811)	(540,434)	(78.9)
RWE AG	(16,534)	(587,877)	(85.8)
Siemens Healthineers AG	(4,235)	(279,600)	(40.8)
TeamViewer AG	(24,224)	(814,447)	(118.9)
Varta AG	(3,729)	(646,834)	(94.4)

		(3,732,907)

Indonesia
Golden Agri-Resources Ltd.	(5,138,500)	(870,164)	(127.0)

Italy
DiaSorin SpA	(621)	(126,035)	(18.4)
Ferrari NV	(2,311)	(503,655)	(73.5)
Nexi SpA	(36,852)	(789,564)	(115.2)
Saipem SpA	(41,696)	(95,660)	(14.0)

		(1,514,914)

Japan
AEON Financial Service Co. Ltd.	(19,100)	(235,310)	(34.3)
Ain Holdings, Inc.	(3,800)	(232,616)	(34.0)
ANA Holdings, Inc.	(15,400)	(360,871)	(52.7)
Ariake Japan Co. Ltd.	(7,100)	(412,136)	(60.2)
Asahi Intecc Co. Ltd.	(2,100)	(56,904)	(8.3)
Bank of Kyoto Ltd.	(10,500)	(452,176)	(66.0)
BayCurrent Consulting, Inc.	(1,000)	(398,230)	(58.1)
Brother Industries Ltd.	(7,600)	(154,667)	(22.6)
Change, Inc.	(26,300)	(610,088)	(89.0)
Chubu Electric Power Co., Inc.	(63,700)	(764,436)	(111.6)
Cosmo Energy Holdings Co. Ltd.	(7,400)	(172,104)	(25.1)
Daido Steel Co. Ltd.	(800)	(37,766)	(5.5)
Daito Trust Construction Co. Ltd.	(500)	(58,745)	(8.6)
Fuji Kyuko Co. Ltd.	(16,300)	(753,992)	(110.1)
GMO Payment Gateway, Inc.	(1,300)	(166,610)	(24.3)
Goldwin, Inc.	(700)	(43,580)	(6.4)
GungHo Online Entertainment, Inc.	(18,300)	(339,052)	(49.5)
Hachijuni Bank Ltd.	(82,300)	(266,260)	(38.9)
Harmonic Drive Systems, Inc.	(6,700)	(370,624)	(54.1)
Hitachi Construction Machinery Co. Ltd.	(2,500)	(70,639)	(10.3)
Hokuriku Electric Power Co.	(109,300)	(570,446)	(83.3)
Ichigo, Inc.	(64,900)	(194,854)	(28.4)
Iida Group Holdings Co. Ltd.	(51,500)	(1,242,731)	(181.4)
Invincible Investment Corp.	(1,348)	(529,586)	(77.3)
IR Japan Holdings Ltd.	(3,400)	(420,736)	(61.4)
Isetan Mitsukoshi Holdings Ltd.	(23,500)	(159,130)	(23.2)
Iwatani Corp.	(2,200)	(126,388)	(18.4)
Japan Airlines Co. Ltd.	(26,100)	(544,117)	(79.4)
Japan Airport Terminal Co. Ltd.	(3,000)	(129,641)	(18.9)
Japan Exchange Group, Inc.	(6,200)	(140,214)	(20.5)
Japan Hotel REIT Investment Corp.	(37)	(22,496)	(3.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Steel Works Ltd.	(14,200)	$(349,318)	(51.0)%
JMDC, Inc.	(42,600)	(2,183,888)	(318.8)
JSR Corp.	(3,900)	(130,728)	(19.1)
Justsystems Corp.	(3,100)	(180,101)	(26.3)
Kawasaki Heavy Industries Ltd.	(15,500)	(325,331)	(47.5)
Kawasaki Kisen Kaisha Ltd.	(13,700)	(468,854)	(68.4)
Keio Corp.	(2,500)	(140,035)	(20.4)
Koei Tecmo Holdings Co. Ltd.	(800)	(37,482)	(5.5)
Kotobuki Spirits Co. Ltd.	(5,100)	(305,842)	(44.6)
Kurita Water Industries Ltd.	(15,400)	(747,956)	(109.2)
Kusuri no Aoki Holdings Co. Ltd.	(900)	(60,274)	(8.8)
Kyudenko Corp.	(7,900)	(281,534)	(41.1)
Lasertec Corp.	(2,000)	(375,463)	(54.8)
Maeda Road Construction Co. Ltd.	(46,000)	(878,397)	(128.2)
Makita Corp.	(1,300)	(67,071)	(9.8)
Matsui Securities Co. Ltd.	(1,700)	(12,217)	(1.8)
Mitsubishi Corp.	(11,800)	(330,975)	(48.3)
Mitsubishi Gas Chemical Co., Inc.	(28,500)	(593,680)	(86.7)
Mitsui & Co. Ltd.	(24,400)	(560,039)	(81.7)
Mitsui Fudosan Co. Ltd.	(86,400)	(2,020,659)	(294.9)
Mitsui Fudosan Logistics Park, Inc.	(14)	(78,356)	(11.4)
Mitsui High-Tec, Inc.	(600)	(35,146)	(5.1)
Monex Group, Inc.	(17,400)	(109,670)	(16.0)
Money Forward, Inc.	(5,200)	(320,506)	(46.8)
Nexon Co. Ltd.	(12,700)	(261,317)	(38.1)
Nippon Kayaku Co. Ltd.	(9,000)	(93,330)	(13.6)
Nissan Motor Co. Ltd.	(20,500)	(117,893)	(17.2)
NOF Corp.	(5,800)	(295,013)	(43.1)
Oji Holdings Corp.	(116,500)	(671,679)	(98.0)
Orient Corp.	(575,100)	(721,844)	(105.4)
Park24 Co. Ltd.	(8,900)	(167,815)	(24.5)
Persol Holdings Co. Ltd.	(3,100)	(62,544)	(9.1)
Sapporo Holdings Ltd.	(2,500)	(53,162)	(7.8)
Sekisui Chemical Co. Ltd.	(32,400)	(559,077)	(81.6)
Shionogi & Co. Ltd.	(6,000)	(315,988)	(46.1)
Shochiku Co. Ltd.	(3,700)	(402,484)	(58.7)
Square Enix Holdings Co. Ltd.	(15,900)	(824,999)	(120.4)
Sugi Holdings Co. Ltd.	(1,700)	(125,454)	(18.3)
Sumitomo Dainippon Pharma Co. Ltd.	(8,900)	(154,106)	(22.5)
Taiyo Nippon Sanso Corp.	(3,100)	(68,622)	(10.0)
Toho Co. Ltd.	(34,800)	(1,515,002)	(221.1)
Toho Gas Co. Ltd.	(14,000)	(680,505)	(99.3)
Tokai Carbon Co. Ltd.	(8,500)	(112,279)	(16.4)
Tokyo Electric Power Co. Holdings, Inc.	(98,600)	(262,788)	(38.4)
Tokyo Tatemono Co. Ltd.	(5,800)	(87,260)	(12.7)
Tokyu Fudosan Holdings Corp.	(27,600)	(155,812)	(22.7)
Ulvac, Inc.	(7,400)	(360,342)	(52.6)
Yamato Holdings Co. Ltd.	(4,200)	(121,044)	(17.7)
Yamato Kogyo Co. Ltd.	(700)	(23,804)	(3.5)
Zenkoku Hosho Co. Ltd.	(11,600)	(526,302)	(76.8)

		(29,371,132)

Macau
MGM China Holdings Ltd.	(443,600)	(535,818)	(78.2)

Netherlands
ASM International NV	(237)	(84,114)	(12.3)
Prosus NV	(969)	(86,453)	(12.6)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Royal Dutch Shell PLC	(4,772)	$(94,291)	(13.8)%
SBM Offshore NV	(1)	(14)	(0.0)

		(264,872)

New Zealand
a2 Milk Co. Ltd.	(56,670)	(244,890)	(35.7)

Norway
Aker ASA	(1,972)	(151,194)	(22.1)
Leroy Seafood Group Asa	(9,664)	(88,044)	(12.8)

		(239,238)

Russia
Evraz PLC	(136,651)	(1,167,529)	(170.4)

Singapore
Sembcorp Industries Ltd.	(580,000)	(894,678)	(130.6)
Singapore Airlines Ltd.	(7,400)	(27,743)	(4.0)

		(922,421)

Spain
ACS Actividades de Construccion y Servicios SA	(19,841)	(521,884)	(76.2)
Naturgy Energy Group SA	(16,205)	(418,251)	(61.0)

		(940,135)

Sweden
Alfa Laval Ab	(3,978)	(166,125)	(24.3)
Embracer Group AB	(4,103)	(106,192)	(15.5)
EQT AB	(910)	(43,864)	(6.4)
Holmen AB	(390)	(20,530)	(3.0)
Thule Group AB	(3,993)	(201,602)	(29.4)

		(538,313)

Security	Shares	Value	% of Basket Value

Switzerland
Barry Callebaut AG	(169)	$(428,353)	(62.5)%
Dufry AG	(1,573)	(83,224)	(12.2)
EMS-Chemie Holding AG	(986)	(1,093,040)	(159.5)
Georg Fischer AG	(274)	(443,458)	(64.7)
Schindler Holding AG	(9)	(2,804)	(0.4)

		(2,050,879)

United Kingdom
Aston Martin Lagonda Global Holdings PLC	(1,904)	(51,612)	(7.5)
Ceres Power Holdings PLC	(10,315)	(144,558)	(21.1)
Countryside Properties PLC	(52,616)	(384,513)	(56.1)
Harbour Energy PLC	(36,447)	(165,542)	(24.2)
Hiscox Ltd.	(37,309)	(453,052)	(66.1)
Inchcape PLC	(15,350)	(181,310)	(26.5)
International Consolidated Airlines Group SA	(45,860)	(106,812)	(15.6)
ITM Power PLC	(30,699)	(174,840)	(25.5)
Wickes Group PLC	(13,853)	(48,216)	(7.1)

		(1,710,455)

United States
Avast PLC	(46,167)	(372,050)	(54.3)
Carnival PLC	(3,540)	(70,070)	(10.2)
Galaxy Digital Holdings Ltd.	(17,564)	(292,968)	(42.8)
Stellantis NV	(27,358)	(524,631)	(76.6)

		(1,259,719)

Total Reference Entity — Short		(59,607,355)

Net Value of Reference Entity — UBS AG		$685,134

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

40

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,980,130	$—	$—	$1,980,130
Preferred Securities
Preferred Stocks	—	—	2,567,023	2,567,023
U.S. Treasury Obligations	—	14,639,053	—	14,639,053
Short-Term Securities
Money Market Funds	22,644,942	—	—	22,644,942
U.S. Treasury Obligations	—	381,754,399	—	381,754,399
Options Purchased
Equity Contracts	904,460	—	—	904,460

	$25,529,532	$396,393,452	$2,567,023	$424,490,007

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,816,672	$5,855,520	$—	$7,672,192
Liabilities
Equity Contracts	(1,977,183)	(1,080,503)	—	(3,057,686)

	$(160,511)	$4,775,017	$—	$4,614,506

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

CHF	Swiss Franc

USD	United States Dollar

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

BAM	Build America Mutual Assurance Co.

DIP	Debtor-In-Possession

FTSE	Financial Times Stock Exchange

GAN	Grant Anticipation Notes

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAN	State Aid Notes

SCA	Societe en Commandite par Actions

SEB	SEB Securities Inc.

ST	Special Tax

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	41